Delaware Life

Variable Account G

Financial Statements as of and for the Year Ended December 31, 2022 and

Report of Independent Registered Public Accounting Firm

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

Index

December 31, 2022

Page(s)
Report of Independent Registered Public Accounting Firm	1-4

Financial Statements

Statements of Assets and Liabilities	5-11

Statements of Operations	12-53

Statements of Changes in Net Assets	54-116

Notes to the Financial Statements	117-149

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Delaware Life Insurance Company and the Contract Owners of

Delaware Life Variable Account G:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts listed in the Appendix that comprise the Delaware Life Variable Account G (the Sub-Accounts), as of December 31, 2022, the related statements of operations and changes in net assets for the periods indicated in the Appendix, and the related notes including the financial highlights in Note 9 for each of the years or periods in the two-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2022, the results of their operations and changes in their net assets for the periods indicated in the Appendix, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years or periods ended on or prior to December 31, 2020 were audited by other independent registered public accountants whose report, dated April 28, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Sub-Accounts’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Sub-Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agent of the underlying mutual funds; when replies were not received from the transfer agent, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of Delaware Life Insurance Company’s separate accounts since 2021.

Boston, Massachusetts

April 26, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) (1)(3)

AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71) (1)

AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) (1)(4)

AB VPS International Value Portfolio (Class A) Sub-Account (IVP) (1)

AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19) (1)

AB VPS Small/Mid Cap Value Portfolio (Class A) Sub-Account (ASM) (1)

Alger Mid Cap Growth Portfolio I-2 Sub-Account (A54) (1)

Alger Small Cap Growth Portfolio I-2 Sub-Account (A51) (1)

American Funds Insurance Series Washington Mutual Investors Fund Class 2 Sub-Account (308) (1)

American Funds Insurance Series The Bond Fund of America Class 2 Sub-Account (301) (1)

American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304) (1)

American Funds Insurance Series Capital World Growth and Income Fund Class 2 Sub-Account (309) (1)

American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306) (1)

American Funds Insurance Series Growth Fund Class 2 Sub-Account (303) (1)

American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302) (1)

American Funds Insurance Series American High-Income Trust Class 2 Sub-Account (305) (1)

American Funds Insurance Series International Fund Class 2 Sub-Account (300) (1)

BlackRock Global Allocation V.I. Fund (Class I) Sub-Account (BLG) (1)

BlackRock Advantage SMID Cap V.I. Fund (Class I) Sub-Account (MSV) (1)

CTIVP - Loomis Sayles Growth Fund Class 1 Sub-Account (C89) (1)

LVIP Delaware REIT Fund - Standard Class Sub-Account (DRS) (1)

Delaware VIP Small Cap Value Series (Standard Class) Sub-Account (DSV) (1)

LVIP Delaware Smid Cap Core Fund - Standard Class Sub-Account (D37) (1)

DWS CROCI U.S. VIP Class A Sub-Account (001) (1)

DWS Small Cap Index VIP Class A Sub-Account (SSI) (1)

DWS Small Cap Index VIP Class B Sub-Account (D55) (1)

DWS Small Mid Cap Value VIP Class A Sub-Account (S61) (1)

BNY Mellon Investment Portfolios: MidCap Stock Portfolio, Initial Shares Sub-Account (D18) (1)

BNY Mellon Investment Portfolios: Technology Growth Portfolio, Initial Shares Sub-Account (DTG) (1)

BNY Mellon Stock Index Fund Inc., Initial Shares Sub-Account (DSI) (1)

BNY Mellon Variable Investment Fund: Appreciation Portfolio, Initial Shares Sub-Account (DCA) (1)

BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio, Initial Shares Sub-Account (DSC) (1)

BNY Mellon Variable Investment Fund: Growth and Income Portfolio, Initial Shares Sub-Account (DGI) (1)

Fidelity VIP Balanced I Class Sub-Account (FVI) (1)

Fidelity VIP Contrafund Portfolio (Initial Class) Sub-Account (FCN) (1)

Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24) (1)

Fidelity VIP Equity-Income Portfolio (Initial Class) Sub-Account (FEI) (1)

Fidelity VIP Freedom 2015 Portfolio (Initial Class) Sub-Account (FF1) (1)

Fidelity VIP Freedom 2020 Portfolio (Initial Class) Sub-Account (FF2) (1)

Fidelity VIP Freedom 2030 Portfolio (Initial Class) Sub-Account (FF3) (1)

Fidelity VIP Growth & Income Portfolio (Initial Class) Sub-Account (FVG) (1)

Fidelity VIP Growth Portfolio (Initial Class) Sub-Account (FGP) (1)

Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99) (1)

Fidelity VIP High Income Portfolio (Initial Class) Sub-Account (FHI) (1)

Fidelity VIP Index 500 Portfolio (Initial Class) Sub-Account (FIP) (1)

Fidelity VIP Investment Grade Bond Portfolio (Initial Class) Sub-Account (FIG) (1)

Fidelity VIP Mid Cap Portfolio (Initial Class) Sub-Account (FMC) (1)

Fidelity VIP Government Money Market Portfolio (Service Class) Sub-Account (FM8) (1)

Fidelity VIP Overseas Portfolio (Initial Class) Sub-Account (FOF) (1)

Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91) (1)

First Eagle Overseas Variable Fund Sub-Account (FE3) (1)

Franklin Templeton Foreign VIP Fund Class 1 Sub-Account (TFS) (1)

Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20) (1)

Franklin Templeton Growth VIP Fund Class 1 Sub-Account (TSF) (1)

Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56) (1)

Franklin Templeton Mutual Shares VIP Fund Class 1 Sub-Account (FSS) (1)

Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 Sub-Account (FSC) (1)

Franklin Templeton VIP Global Real Estate Fund (Class 1) Sub-Account (FRE) (1)

Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31) (1)

Invesco V.I. American Franchise Fund Series I Sub-Account (V15) (1)

Invesco V.I. Comstock Fund Series I Sub-Account (VCP) (1)

Invesco V.I. Core Equity Fund I Sub-Account (A39) (1)

Invesco V.I. Growth and Income Fund Series I Sub-Account (IB1) (1)

Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21) (1)(5)

Invesco V.I. Main Street Mid Cap Fund - Series I Sub-Account (A22) (1)

Invesco V.I. Small Cap Equity Fund I Sub-Account (I76) (1)

Janus Henderson VIT Mid Cap Value Portfolio Institutional Class Sub-Account (MVP) (1)

JPMorgan Insurance Trust Core Bond Portfolio (Class 1) Sub-Account (JM7) (1)

JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43) (1)

JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32) (1)

Lazard Retirement Emerging Markets Equity Portfolio Investor Class Sub-Account (LRI) (1)

MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8) (1)

MFS VIT Total Return Series Initial Class Sub-Account (M07) (1)

MFS VIT Total Return Series Service Class Sub-Account (M35) (1)

MFS VIT I Growth Series Initial Class Sub-Account (M31) (1)

MFS VIT I Growth Series Service Class Sub-Account (M80) (1)

MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1) (1)

MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41) (1)

MFS VIT I New Discovery Series Initial Class Sub-Account (M05)(2)

MFS VIT I New Discovery Series Service Class Sub-Account (M42) (1)

MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06) (1)

MFS VIT I Research Series Initial Class Sub-Account (M33) (1)

MFS VIT I Utilities Series Initial Class Sub-Account (M44) (1)

MFS VIT I Utilities Series Service Class Sub-Account (M40) (1)

MFS VIT I Value Series Initial Class Sub-Account (M83) (1)

MFS VIT I Value Series Service Class Sub-Account (M08) (1)

MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6)(2)

MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7) (1)

MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0) (1)

MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0) (1)

MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1) (1)

MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3) (1)

MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6) (1)

MFS VIT II Global Research Portfolio S Class Sub-Account (MC9) (1)

MFS VIT II Government Securities Portfolio I Class Sub-Account (M96) (1)

MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2) (1)

MFS VIT II High Yield Portfolio I Class Sub-Account (MA6) (1)

MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3) (1)

MFS VIT II International Growth Portfolio I Class Sub-Account (M97) (1)

MFS VIT II International Growth Portfolio S Class Sub-Account (MD5) (1)

MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6) (1)

MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3) (1)

MFS VIT II Research International Portfolio I Class Sub-Account (ME2) (1)

MFS VIT II Income Portfolio S Class Sub-Account (MA7) (1)

MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8) (1)

MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6) (1)

MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2) (1)

MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3) (1)

Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class I Sub-Account (VMG) (1)

Neuberger Berman AMT Mid-Cap Growth Portfolio Class I Sub-Account (NMC) (1)

Neuberger Berman AMT Sustainable Equity Portfolio Class I Sub-Account (NSE) (1)

Invesco V.I. Capital Appreciation Fund, Series I Sub-Account (O01) (1)

Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00) (1)

Invesco V.I. Global Fund, Series I Sub-Account (OGS) (1)

Invesco V.I. Main Street Small Cap Fund, Series I Sub-Account (OSC) (1)

PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10) (1)

PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8) (1)

PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06) (1)

PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07) (1)

Royce Capital Fund - Small-Cap Portfolio Investment Class Sub-Account (SCP) (1)

Rydex VT Nasdaq-100 Fund Sub-Account (R03) (1)

T. Rowe Price Blue Chip Growth Portfolio Sub-Account (307) (1)

T. Rowe Price Equity Income Portfolio Sub-Account (REI) (1)

T. Rowe Price All-Cap Opportunities Portfolio Sub-Account (RNA) (1)

Wanger Acorn Sub-Account (W42) (1)(6)

(1)

Statements of assets and liabilities as of December 31, 2022, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

(2)	Statements of changes in net assets for the year ended December 31, 2021.
(3)	Formerly, AB VPS Global Thematic Growth Portfolio (Class B) Sub-Account (A70)
(4)	Formerly, AB VPS International Growth Portfolio (Class B) Sub-Account (AM2)
(5)	Formerly, Invesco V.I. International Growth Fund I Sub-Account (A21)
(6)	Formerly, Wanger USA Sub-Account (W42)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2022

		Assets			Liabilities
	Shares	Cost	Investments at fair value	Total Assets	Payable to Sponsor	Net Assets
AB VPS Sustainable Global Thematic Portfolio (Class B) Sub-Account (A70) ²	—	$13	$12	$12	$—	$12
AB VPS Growth and Income Portfolio (Class B) Sub-Account (A71)	36,856	1,078,669	1,045,238	1,045,238	1,087	1,044,151
AB VPS Sustainable International Thematic Portfolio (Class B) Sub-Account (AM2) ²	83,249	1,627,934	1,333,649	1,333,649	2,530	1,331,119
AB VPS International Value Portfolio (Class A) Sub-Account (IVP)	213	2,872	2,764	2,764	13	2,751
AB VPS Small Cap Growth Portfolio (Class B) Sub-Account (A19)	29,324	342,400	198,522	198,522	337	198,185
AB VPS Small/Mid Cap Value Portfolio (Class A) Sub-Account (ASM)	2,044	35,279	33,964	33,964	103	33,861
Alger Mid Cap Growth Portfolio I-2 Sub-Account (A54)	50,267	1,195,619	687,647	687,647	5	687,642
Alger Small Cap Growth Portfolio I-2 Sub-Account (A51)	20,417	535,808	289,720	289,720	354	289,366
American Funds Insurance Series Washington Mutual Investors Fund Class 2 Sub-Account (308)	185,871	2,516,163	2,315,957	2,315,957	1,286	2,314,671
American Funds Insurance Series The Bond Fund of America Class 2 Sub-Account (301)	212,979	2,385,845	1,974,318	1,974,318	2,202	1,972,116
American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304)	14,388	526,741	428,623	428,623	640	427,983
American Funds Insurance Series Capital World Growth and Income Fund Class 2 Sub-Account (309)	1,093	15,552	12,724	12,724	79	12,645
American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306)	24,598	541,514	376,346	376,346	525	375,821
American Funds Insurance Series Growth Fund Class 2 Sub-Account (303)	5,795	618,202	436,969	436,969	2,141	434,828
American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302)	7,529	426,524	372,361	372,361	610	371,751
American Funds Insurance Series American High-Income Trust Class 2 Sub-Account (305)	6,686	60,126	55,761	55,761	70	55,691
American Funds Insurance Series International Fund Class 2 Sub-Account (300)	1,078,897	21,570,023	16,431,605	16,431,605	26,215	16,405,390
BlackRock Global Allocation V.I. Fund (Class I) Sub-Account (BLG)	46,091	794,410	680,763	680,763	4,790	675,973
BlackRock Advantage SMID Cap V.I. Fund (Class I) Sub-Account (MSV)	29,776	697,968	535,370	535,370	374	534,996
CTIVP - Loomis Sayles Growth Fund Class 1 Sub-Account (C89)	92	4,037	3,874	3,874	18	3,856
Columbia Variable Portfolio - Overseas Core Fund Class 2 Sub-Account (C58) [1]	—	—	—	—	—	—
LVIP Delaware REIT Fund - Standard Class Sub-Account (DRS)	153,891	1,942,853	1,859,158	1,859,158	3,077	1,856,081
Delaware VIP Small Cap Value Series (Standard Class) Sub-Account (DSV)	95,080	3,198,613	3,523,670	3,523,670	10,513	3,513,157
LVIP Delaware SMID Cap Core Fund - Standard Class Sub-Account (D37)	69,041	1,516,038	1,615,210	1,615,210	1,338	1,613,872
DWS CROCI U.S. VIP Class A Sub-Account (001)	191	2,582	2,514	2,514	34	2,480
DWS Small Cap Index VIP Class A Sub-Account (SSI)	59,764	882,608	724,345	724,345	1,202	723,143
DWS Small Cap Index VIP Class B Sub-Account (D55)	141,386	1,989,217	1,713,598	1,713,598	2,405	1,711,193
DWS Small Mid Cap Value VIP Class A Sub-Account (S61)	1	12	10	10	—	10
BNY Mellon Investment Portfolios: MidCap Stock Portfolio, Initial Shares Sub-Account (D18)	33,585	638,105	552,805	552,805	627	552,178
BNY Mellon Investment Portfolios: Technology Growth Portfolio, Initial Shares Sub-Account (DTG)	42,447	1,508,265	745,792	745,792	854	744,938
BNY Mellon Stock Index Fund Inc., Initial Shares Sub-Account (DSI)	1,581,967	87,869,840	91,453,533	91,453,533	107,662	91,345,871
BNY Mellon Variable Investment Fund: Appreciation Portfolio, Initial Shares Sub-Account (DCA)	148,038	5,907,125	4,726,841	4,726,841	2,425	4,724,416
BNY Mellon Variable Investment Fund: Opportunistic Small Cap Portfolio, Initial Shares Sub-Account (DSC)	639	26,556	25,167	25,167	58	25,109
BNY Mellon Variable Investment Fund: Growth and Income Portfolio, Initial Shares Sub-Account (DGI)	1,946	58,346	56,167	56,167	75	56,092
Fidelity VIP Balanced I Class Sub-Account (FVI)	26,503	524,161	513,628	513,628	586	513,042
Fidelity VIP Contrafund Portfolio (Initial Class) Sub-Account (FCN)	216,370	7,996,232	8,196,091	8,196,091	5,173	8,190,918
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (F24)	12,028	451,857	439,504	439,504	2,740	436,764
Fidelity VIP Equity-Income Portfolio (Initial Class) Sub-Account (FEI)	360,664	8,029,851	8,497,238	8,497,238	5,381	8,491,857
Fidelity VIP Freedom 2015 Portfolio (Initial Class) Sub-Account (FF1)	32,728	453,867	358,367	358,367	519	357,848
Fidelity VIP Freedom 2020 Portfolio (Initial Class) Sub-Account (FF2)	77,618	1,139,276	897,268	897,268	1,606	895,662
Fidelity VIP Freedom 2030 Portfolio (Initial Class) Sub-Account (FF3)	203,112	3,196,316	2,786,690	2,786,690	3,372	2,783,318
Fidelity VIP Growth & Income Portfolio (Initial Class) Sub-Account (FVG)	13,219	293,443	317,526	317,526	640	316,886
Fidelity VIP Growth Portfolio (Initial Class) Sub-Account (FGP)	12,220	960,590	873,857	873,857	644	873,213
Fidelity VIP Growth Portfolio (Service Class 2) Sub-Account (F99)	60,236	5,056,398	4,172,554	4,172,554	6,791	4,165,763
Fidelity VIP High Income Portfolio (Initial Class) Sub-Account (FHI)	50,545	262,056	222,905	222,905	618	222,287
Fidelity VIP Index 500 Portfolio (Initial Class) Sub-Account (FIP)	103	28,221	38,666	38,666	24	38,642
Fidelity VIP Investment Grade Bond Portfolio (Initial Class) Sub-Account (FIG)	2,876,794	37,632,988	31,069,378	31,069,378	29,956	31,039,422

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

		Assets			Liabilities
	Shares	Cost	Investments at fair value	Total Assets	Payable to Sponsor	Net Assets
Fidelity VIP Mid Cap Portfolio (Initial Class) Sub-Account (FMC)	67,880	$2,356,981	$2,221,044	$2,221,044	$2,170	$2,218,874
Fidelity VIP Government Money Market Portfolio (Service Class) Sub-Account (FM8)	35,874,498	35,874,498	35,874,498	35,874,498	32,475	35,842,023
Fidelity VIP Overseas Portfolio (Initial Class) Sub-Account (FOF)	12,646	328,583	274,424	274,424	402	274,022
Fidelity VIP Overseas Portfolio (Service Class 2) Sub-Account (F91)	8,728	194,834	187,125	187,125	1,038	186,087
First Eagle Overseas Variable Fund Sub-Account (FE3)	21,226	520,611	471,432	471,432	393	471,039
Franklin Templeton Foreign VIP Fund Class 1 Sub-Account (TFS)	14,419	177,568	179,371	179,371	384	178,987
Franklin Templeton Foreign VIP Fund Class 2 Sub-Account (T20)	36,436	504,685	443,424	443,424	621	442,803
Franklin Templeton Growth VIP Fund Class 1 Sub-Account (TSF)	376,048	4,493,229	3,937,227	3,937,227	2,057	3,935,170
Franklin Templeton Growth VIP Fund Class 2 Sub-Account (F56)	17	169	177	177	27	150
Franklin Templeton Mutual Shares VIP Fund Class 1 Sub-Account (FSS)	340	5,819	5,286	5,286	79	5,207
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1 Sub-Account (FSC)	533	12,127	7,156	7,156	24	7,132
Franklin Templeton VIP Global Real Estate Fund (Class 1) Sub-Account (FRE)	6,599	95,602	79,256	79,256	268	78,988
Goldman Sachs VIT U.S Equity Insights Fund I Class Sub-Account (G31)	5,277	106,725	83,803	83,803	1,422	82,381
Invesco V.I. American Franchise Fund Series I Sub-Account (V15)	59,842	3,355,050	2,563,642	2,563,642	2,281	2,561,361
Invesco V.I. Comstock Fund Series I Sub-Account (VCP)	54,251	959,848	1,103,465	1,103,465	824	1,102,641
Invesco V.I. Core Equity Fund I Sub-Account (A39)	7,037	218,108	172,761	172,761	243	172,518
Invesco V.I. Growth and Income Fund Series I Sub-Account (IB1)	125,393	2,416,070	2,480,281	2,480,281	1,422	2,478,859
Invesco V.I. EQV International Equity Fund Series I Sub-Account (A21) ²	12,144	442,165	351,437	351,437	224	351,213
Invesco V.I. Main Street Mid Cap Fund—Series I Sub-Account (A22)	51,868	557,264	445,026	445,026	1,180	443,846
Invesco V.I. Small Cap Equity Fund I Sub-Account (I76)	3,878	71,337	58,401	58,401	105	58,296
Janus Henderson VIT Mid Cap Value Portfolio Institutional Class Sub-Account (MVP)	10,821	168,355	177,028	177,028	365	176,663
JPMorgan Insurance Trust Core Bond Portfolio (Class 1) Sub-Account (JM7)	328,760	3,711,850	3,179,111	3,179,111	5,720	3,173,391
JPMorgan Insurance Trust Small Cap Core Portfolio (Class 1) Sub-Account (J43)	760	19,203	13,642	13,642	39	13,603
JPMorgan Insurance Trust U.S Equity Portfolio (Class 1) Sub-Account (J32)	13,833	403,912	436,987	436,987	198	436,789
Lazard Retirement Emerging Markets Equity Portfolio Investor Class Sub-Account (LRI)	172,466	3,347,995	3,056,092	3,056,092	2,566	3,053,526
MFS U.S. Government Money Market Portfolio Initial Class Sub-Account (MD8)	93,573,119	93,573,119	93,573,119	93,573,119	323,583	93,249,536
MFS VIT Total Return Series Initial Class Sub-Account (M07)	207,828	4,970,054	4,674,060	4,674,060	4,006	4,670,054
MFS VIT Total Return Series Service Class Sub-Account (M35)	286,058	6,742,913	6,278,980	6,278,980	22,822	6,256,158
MFS VIT I Growth Series Initial Class Sub-Account (M31)	18,621	889,975	894,190	894,190	1,743	892,447
MFS VIT I Growth Series Service Class Sub-Account (M80)	23,909	1,243,342	1,069,669	1,069,669	2,335	1,067,334
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (MF1)	326,115	3,223,346	2,334,986	2,334,986	2,662	2,332,324
MFS VIT I Mid Cap Growth Series Service Class Sub-Account (M41)	55,180	528,733	343,769	343,769	2,237	341,532
MFS VIT I New Discovery Series Initial Class Sub-Account (M05) ³	—	—	—	—	—	—
MFS VIT I New Discovery Series Service Class Sub-Account (M42)	8,680	86,799	76,727	76,727	1,101	75,626
MFS VIT I Total Return Bond Series Initial Class Sub-Account (M06)	290,040	3,759,336	3,265,847	3,265,847	20,050	3,245,797
MFS VIT I Research Series Initial Class Sub-Account (M33)	134	4,323	3,722	3,722	131	3,591
MFS VIT I Utilities Series Initial Class Sub-Account (M44)	19,972	624,385	725,377	725,377	1,134	724,243
MFS VIT I Utilities Series Service Class Sub-Account (M40)	695	20,906	24,709	24,709	19	24,690
MFS VIT I Value Series Initial Class Sub-Account (M83)	533,150	10,989,339	11,489,388	11,489,388	7,590	11,481,798
MFS VIT I Value Series Service Class Sub-Account (M08)	107,764	2,216,018	2,266,275	2,266,275	8,913	2,257,362
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MB6) ³	—	—	—	—	—	—
MFS VIT II Blended Research Core Equity Portfolio S Class Sub-Account (MB7)	4,792	245,306	224,367	224,367	445	223,922
MFS VIT II Corporate Bond Portfolio I Class Sub-Account (MC0)	718,796	8,313,491	6,526,671	6,526,671	7,610	6,519,061
MFS VIT II Corporate Bond Portfolio S Class Sub-Account (MA0)	20,688	242,441	184,947	184,947	1,579	183,368
MFS VIT II Core Equity Portfolio S Class Sub-Account (MC1)	66,719	1,714,404	1,555,890	1,555,890	3,642	1,552,248
MFS VIT II Emerging Markets Equity Portfolio I Class Sub-Account (MC3)	30,390	472,086	346,449	346,449	456	345,993
MFS VIT II Global Growth Portfolio I Class Sub-Account (MC6)	34,920	939,720	821,316	821,316	738	820,578
MFS VIT II Global Research Portfolio S Class Sub-Account (MC9)	107,695	3,416,896	3,040,238	3,040,238	3,692	3,036,546
MFS VIT II Government Securities Portfolio I Class Sub-Account (M96)	670,370	8,509,132	7,105,920	7,105,920	14,304	7,091,616
MFS VIT II Government Securities Portfolio S Class Sub-Account (MD2)	—	2	2	2	—	2

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

		Assets			Liabilities
	Shares	Cost	Investments at fair value	Total Assets	Payable to Sponsor	Net Assets
MFS VIT II High Yield Portfolio I Class Sub-Account (MA6)	589,882	$3,183,181	$2,784,244	$2,784,244	$2,127	$2,782,117
MFS VIT II High Yield Portfolio Service Class Sub-Account (MA3)	18,011	95,090	83,751	83,751	822	82,929
MFS VIT II International Growth Portfolio I Class Sub-Account (M97)	150,947	2,024,904	2,015,137	2,015,137	1,612	2,013,525
MFS VIT II International Growth Portfolio S Class Sub-Account (MD5)	44,228	632,059	581,597	581,597	5,194	576,403
MFS VIT II International Intrinsic Value Portfolio Initial Class Sub-Account (M98)	152,408	4,342,438	4,151,582	4,151,582	5,526	4,146,056
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MD6)	2,162	42,095	41,713	41,713	63	41,650
MFS VIT II Massachusetts Investors Growth Stock Portfolio S Class Sub-Account (MB3)	33,550	683,859	632,757	632,757	2,755	630,002
MFS VIT II Research International Portfolio I Class Sub-Account (ME2)	170,856	2,883,199	2,579,919	2,579,919	2,731	2,577,188
MFS VIT II Income Portfolio S Class Sub-Account (MA7)	5,387	52,626	43,255	43,255	181	43,074
MFS VIT III Blended Research Small Cap Equity Portfolio Initial Class Sub-Account (MB8)	234,848	2,459,522	2,061,967	2,061,967	1,857	2,060,110
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (MF6)	459,813	6,507,990	5,876,410	5,876,410	5,254	5,871,156
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (MF2)	1,530,494	15,658,213	14,616,215	14,616,215	14,557	14,601,658
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (MG3)	354,697	3,015,060	3,259,669	3,259,669	3,145	3,256,524
Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class I Sub-Account (VMG)	42,352	420,035	134,681	134,681	86	134,595
Neuberger Berman AMT Mid-Cap Growth Portfolio Class I Sub-Account (NMC)	1,653	49,153	37,257	37,257	136	37,121
Neuberger Berman AMT Short Duration Bond Portfolio Class I Sub-Account (NLM) [1]	—	—	—	—	—	—
Neuberger Berman AMT Sustainable Equity Portfolio Class I Sub-Account (NSE)	464	12,389	12,425	12,425	34	12,391
Invesco V.I. Capital Appreciation Fund, Series I Sub-Account (O01)	47,870	2,465,013	1,664,444	1,664,444	643	1,663,801
Invesco V.I. Discovery Mid Cap Growth Fund, Series I Sub-Account (O00)	2,081	148,519	115,496	115,496	163	115,333
Invesco V.I. Global Fund, Series I Sub-Account (OGS)	75,963	3,017,527	2,362,437	2,362,437	4,852	2,357,585
Invesco V.I. Main Street Small Cap Fund, Series I Sub-Account (OSC)	70,223	1,659,874	1,620,736	1,620,736	1,860	1,618,876
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (P10)	150,985	1,016,143	1,040,285	1,040,285	1,343	1,038,942
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PK8)	55,414	686,879	556,908	556,908	589	556,319
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (P06)	1,285,799	16,179,387	14,786,691	14,786,691	13,427	14,773,264
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (P07)	3,530,773	38,370,298	31,706,339	31,706,339	32,193	31,674,146
Royce Capital Fund—Small-Cap Portfolio Investment Class Sub-Account (SCP)	139,028	1,085,500	1,162,274	1,162,274	1,694	1,160,580
Rydex VT Nova Fund Sub-Account (R02) [1]	—	—	—	—	—	—
Rydex VT Nasdaq-100 Fund Sub-Account (R03)	493	21,937	22,817	22,817	18	22,799
T. Rowe Price Blue Chip Growth Portfolio Sub-Account (307)	495,650	20,664,223	15,335,411	15,335,411	13,644	15,321,767
T. Rowe Price Equity Income Portfolio Sub-Account (REI)	101,138	2,774,166	2,731,726	2,731,726	4,992	2,726,734
T. Rowe Price All-Cap Opportunities Portfolio Sub-Account (RNA)	1,484	47,681	42,531	42,531	161	42,370
Wanger Acorn Sub-Account (W42) ²	2,495	29,137	27,323	27,323	187	27,136

[1]

This sub-account is active but had zero balance as of December 31, 2022, and no activity for the years ended December 31, 2022 and 2021, respectively. Therefore, this sub-account is not disclosed in the Statements of Operations and Statements of Changes in Net Assets. Refer to Note 9 in the Variable Account’s Notes to Financial Statements for more information.

[2]	This Sub-Account had a name change in 2022. Refer to Note 1 in the Variable Account’s Notes to Financial Statements for more information.
[3]	This sub-account is active but had zero balance as of December 31, 2022 and 2021, respectively.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Units	Net Assets
A70	—	$12
A71	22,329	1,044,151
AM2	34,866	1,331,119
IVP	252	2,751
A19	2,981	198,185
ASM	1,191	33,861
A54	19,909	687,642
A51	11,039	289,366
308	52,200	2,314,671
301	125,350	1,972,116
304	9,387	427,983
309	351	12,645
306	11,061	375,821
303	6,959	434,828
302	7,854	371,751
305	2,137	55,691
300	723,445	16,405,390
BLG	29,091	675,973
MSV	12,776	534,996
C89	191	3,856
DRS	51,642	1,856,081
DSV	74,277	3,513,157
D37	27,627	1,613,872
001	139	2,480
SSI	19,216	723,143
D55	34,108	1,711,193
S61	—	10
D18	15,229	552,178
DTG	14,556	744,938
DSI	2,188,944	91,345,871
DCA	89,797	4,724,416
DSC	732	25,109
DGI	1,195	56,092
FVI	12,913	513,042
FCN	88,780	8,190,918
F24	6,803	436,764
FEI	239,773	8,491,857

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Units	Net Assets
FF1	15,891	$357,848
FF2	38,601	895,662
FF3	108,256	2,783,318
FVG	7,210	316,886
FGP	11,457	873,213
F99	70,796	4,165,763
FHI	8,929	222,287
FIP	550	38,642
FIG	1,133,986	31,039,422
FMC	61,742	2,218,874
FM8	2,855,433	35,842,023
FOF	10,605	274,022
F91	5,929	186,087
FE3	20,290	471,039
TFS	8,805	178,987
T20	16,098	442,803
TSF	120,963	3,935,170
F56	6	150
FSS	177	5,207
FSC	172	7,132
FRE	5,237	78,988
G31	1,712	82,381
V15	87,465	2,561,361
VCP	25,465	1,102,641
A39	3,996	172,518
IB1	59,353	2,478,859
A21	9,464	351,213
A22	13,147	443,846
I76	2,172	58,296
MVP	5,376	176,663
JM7	217,388	3,173,391
J43	289	13,603
J32	7,201	436,789
LRI	165,110	3,053,526
MD8	6,674,319	93,249,536

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Units	Net Assets
M07	254,394	$4,670,054
M35	349,892	6,256,158
M31	25,580	892,447
M80	31,403	1,067,334
MF1	70,264	2,332,324
M41	10,432	341,532
M42	3,913	75,626
M06	284,550	3,245,797
M33	122	3,591
M44	42,330	724,243
M40	1,473	24,690
M83	400,310	11,481,798
M08	113,122	2,257,362
MB7	4,589	223,922
MC0	343,815	6,519,061
MA0	8,946	183,368
MC1	44,895	1,552,248
MC3	24,165	345,993
MC6	11,241	820,578
MC9	82,152	3,036,546
M96	290,955	7,091,616
MD2	—	2
MA6	200,707	2,782,117
MA3	2,631	82,929
M97	77,344	2,013,525
MD5	15,009	576,403
M98	179,760	4,146,056
MD6	927	41,650
MB3	11,581	630,002
ME2	96,084	2,577,188
MA7	2,098	43,074

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2022

	Units	Net Assets
MB8	58,478	$2,060,110
MF6	97,188	5,871,156
MF2	1,144,679	14,601,658
MG3	97,717	3,256,524
VMG	3,075	134,595
NMC	633	37,121
NSE	943	12,391
O01	43,009	1,663,801
O00	9,477	115,333
OGS	61,663	2,357,585
OSC	32,174	1,618,876
P10	101,120	1,038,942
PK8	29,286	556,319
P06	685,031	14,773,264
P07	1,508,392	31,674,146
SCP	44,907	1,160,580
R03	486	22,799
307	385,765	15,321,767
REI	53,695	2,726,734
RNA	658	42,370
W42	925	27,136

[3]	Unit amount is less than 1 unit.

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	A70	A71	AM2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$11,449	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	11	(200)	872
Realized gain distributions	1	169,633	251,978

Net realized gains (losses)	12	169,433	252,850

Net change in unrealized appreciation/ (depreciation)	(21)	(228,774)	(810,451)

Net realized and change in unrealized gains (losses)	(9)	(59,341)	(557,601)

Net increase (decrease) in net assets from operations	$(9)	$(47,892)	$(557,601)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	IVP	A19	ASM
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$125	$—	$393
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	4	(442)	152
Realized gain distributions	—	109,866	5,296

Net realized gains (losses)	4	109,424	5,448

Net change in unrealized appreciation/ (depreciation)	(431)	(240,177)	(12,240)

Net realized and change in unrealized gains (losses)	(427)	(130,753)	(6,792)

Net increase (decrease) in net assets from operations	$(302)	$(130,753)	$(6,399)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	A54	A51	308
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$45,009
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(44,847)	(35,843)	14,262
Realized gain distributions	24,632	50,192	519,957

Net realized gains (losses)	(20,215)	14,349	534,219

Net change in unrealized appreciation/ (depreciation)	(361,143)	(131,709)	(788,164)

Net realized and change in unrealized gains (losses)	(381,358)	(117,360)	(253,945)

Net increase (decrease) in net assets from operations	$(381,358)	$(117,360)	$(208,936)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	301	304	309
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$61,480	$3,099	$302
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(21,817)	(3,030)	(38)
Realized gain distributions	24,324	51,699	2,631

Net realized gains (losses)	2,507	48,669	2,593

Net change in unrealized appreciation/ (depreciation)	(361,425)	(193,847)	(5,101)

Net realized and change in unrealized gains (losses)	(358,918)	(145,178)	(2,508)

Net increase (decrease) in net assets from operations	$(297,438)	$(142,079)	$(2,206)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	306	303	302
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$1,521	$4,962
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(7,079)	(33,977)	46,553
Realized gain distributions	134,842	61,680	36,256

Net realized gains (losses)	127,763	27,703	82,809

Net change in unrealized appreciation/ (depreciation)	(277,489)	(206,867)	(154,632)

Net realized and change in unrealized gains (losses)	(149,726)	(179,164)	(71,823)

Net increase (decrease) in net assets from operations	$(149,726)	$(177,643)	$(66,861)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	305	300	BLG
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,067	$302,206	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,109)	(256,557)	(11,736)
Realized gain distributions	—	2,390,620	9,391

Net realized gains (losses)	(2,109)	2,134,063	(2,345)

Net change in unrealized appreciation/ (depreciation)	(4,040)	(6,663,714)	(136,717)

Net realized and change in unrealized gains (losses)	(6,149)	(4,529,651)	(139,062)

Net increase (decrease) in net assets from operations	$(2,082)	$(4,227,445)	$(139,062)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MSV	C89	DRS
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$5,182	$—	$66,800
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(37,466)	80	8,841
Realized gain distributions	4,189	—	—

Net realized gains (losses)	(33,277)	80	8,841

Net change in unrealized appreciation/ (depreciation)	(93,702)	(1,318)	(727,622)

Net realized and change in unrealized gains (losses)	(126,979)	(1,238)	(718,781)

Net increase (decrease) in net assets from operations	$(121,797)	$(1,238)	$(651,981)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	DSV	D37	001
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$31,223	$7,603	$44
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(8,226)	65,159	110
Realized gain distributions	258,326	47,780	37

Net realized gains (losses)	250,100	112,939	147

Net change in unrealized appreciation/ (depreciation)	(779,603)	(364,332)	(578)

Net realized and change in unrealized gains (losses)	(529,503)	(251,393)	(431)

Net increase (decrease) in net assets from operations	$(498,280)	$(243,790)	$(387)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	SSI	D55	S61
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$7,068	$12,020	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(8,767)	(28,321)	429
Realized gain distributions	132,959	331,853	—

Net realized gains (losses)	124,192	303,532	429

Net change in unrealized appreciation/ (depreciation)	(323,614)	(795,991)	(464)

Net realized and change in unrealized gains (losses)	(199,422)	(492,459)	(35)

Net increase (decrease) in net assets from operations	$(192,354)	$(480,439)	$(35)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	D18	DTG	DSI
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$4,930	$—	$1,418,989
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(34,734)	(16,119)	4,307,329
Realized gain distributions	166,297	93,094	9,764,840

Net realized gains (losses)	131,563	76,975	14,072,169

Net change in unrealized appreciation/ (depreciation)	(242,792)	(701,447)	(38,177,326)

Net realized and change in unrealized gains (losses)	(111,229)	(624,472)	(24,105,157)

Net increase (decrease) in net assets from operations	$(106,299)	$(624,472)	$(22,686,168)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	DCA	DSC	DGI
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$32,908	$—	$467
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(11,186)	57	(5)
Realized gain distributions	1,431,567	5,203	11,547

Net realized gains (losses)	1,420,381	5,260	11,542

Net change in unrealized appreciation/ (depreciation)	(2,503,641)	(10,121)	(21,767)

Net realized and change in unrealized gains (losses)	(1,083,260)	(4,861)	(10,225)

Net increase (decrease) in net assets from operations	$(1,050,352)	$(4,861)	$(9,758)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	FVI	FCN	F24
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,855	$46,163	$1,275
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2,231	75,158	7,012
Realized gain distributions	29,012	433,331	24,000

Net realized gains (losses)	31,243	508,489	31,012

Net change in unrealized appreciation/ (depreciation)	(146,991)	(3,543,338)	(194,215)

Net realized and change in unrealized gains (losses)	(115,748)	(3,034,849)	(163,203)

Net increase (decrease) in net assets from operations	$(108,893)	$(2,988,686)	$(161,928)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	FEI	FF1	FF2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$163,344	$8,366	$21,712
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	27,871	(17,904)	(78,344)
Realized gain distributions	285,972	39,616	128,711

Net realized gains (losses)	313,843	21,712	50,367

Net change in unrealized appreciation/ (depreciation)	(924,445)	(95,122)	(282,319)

Net realized and change in unrealized gains (losses)	(610,602)	(73,410)	(231,952)

Net increase (decrease) in net assets from operations	$(447,258)	$(65,044)	$(210,240)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	FF3	FVG	FGP
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$57,199	$5,374	$2,378
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(1,901)	12,753	(1,617)
Realized gain distributions	206,621	6,320	26,449

Net realized gains (losses)	204,720	19,073	24,832

Net change in unrealized appreciation/ (depreciation)	(855,733)	(32,029)	(90,842)

Net realized and change in unrealized gains (losses)	(651,013)	(12,956)	(66,010)

Net increase (decrease) in net assets from operations	$(593,814)	$(7,582)	$(63,632)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	F99	FHI	FIP
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$15,617	$11,907	$470
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	338,430	(1,053)	343
Realized gain distributions	346,794	—	241

Net realized gains (losses)	685,224	(1,053)	584

Net change in unrealized appreciation/ (depreciation)	(2,087,340)	(37,734)	(7,898)

Net realized and change in unrealized gains (losses)	(1,402,116)	(38,787)	(7,314)

Net increase (decrease) in net assets from operations	$(1,386,499)	$(26,880)	$(6,844)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	FIG	FMC	FM8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$741,944	$12,022	$443,956
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(720,934)	32,267	—
Realized gain distributions	1,891,520	156,105	—

Net realized gains (losses)	1,170,586	188,372	—

Net change in unrealized appreciation/ (depreciation)	(7,048,265)	(614,495)	—

Net realized and change in unrealized gains (losses)	(5,877,679)	(426,123)	—

Net increase (decrease) in net assets from operations	$(5,135,735)	$(414,101)	$443,956

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	FOF	F91	FE3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$3,261	$1,626	$10,201
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(4,111)	5,279	(1,375)
Realized gain distributions	2,594	1,658	29,570

Net realized gains (losses)	(1,517)	6,937	28,195

Net change in unrealized appreciation/ (depreciation)	(90,704)	(63,803)	(80,957)

Net realized and change in unrealized gains (losses)	(92,221)	(56,866)	(52,762)

Net increase (decrease) in net assets from operations	$(88,960)	$(55,240)	$(42,561)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	TFS	T20	TSF
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$5,909	$13,603	$20,469
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	852	(4,439)	(3,139)
Realized gain distributions	—	—	—

Net realized gains (losses)	852	(4,439)	(3,139)

Net change in unrealized appreciation/ (depreciation)	(21,472)	(46,299)	(517,905)

Net realized and change in unrealized gains (losses)	(20,620)	(50,738)	(521,044)

Net increase (decrease) in net assets from operations	$(14,711)	$(37,135)	$(500,575)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	F56	FSS	FSC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$116	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(22)	245	(258)
Realized gain distributions	—	587	1,631

Net realized gains (losses)	(22)	832	1,373

Net change in unrealized appreciation/ (depreciation)	(2)	(1,316)	(4,750)

Net realized and change in unrealized gains (losses)	(24)	(484)	(3,377)

Net increase (decrease) in net assets from operations	$(24)	$(368)	$(3,377)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	FRE	G31	V15
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,298	$743	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(175)	(1,428)	15,115
Realized gain distributions	6,131	473	783,356

Net realized gains (losses)	5,956	(955)	798,471

Net change in unrealized appreciation/ (depreciation)	(36,546)	(24,029)	(1,966,724)

Net realized and change in unrealized gains (losses)	(30,590)	(24,984)	(1,168,253)

Net increase (decrease) in net assets from operations	$(28,292)	$(24,241)	$(1,168,253)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	VCP	A39	IB1
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$17,843	$1,714	$42,595
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	5,404	637	4,103
Realized gain distributions	34,010	29,126	242,375

Net realized gains (losses)	39,414	29,763	246,478

Net change in unrealized appreciation/ (depreciation)	(48,828)	(75,448)	(439,817)

Net realized and change in unrealized gains (losses)	(9,414)	(45,685)	(193,339)

Net increase (decrease) in net assets from operations	$8,429	$(43,971)	$(150,744)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	A21	A22	I76
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,260	$1,647	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(207)	(8,608)	792
Realized gain distributions	39,931	98,416	11,360

Net realized gains (losses)	39,724	89,808	12,152

Net change in unrealized appreciation/ (depreciation)	(125,202)	(162,260)	(23,215)

Net realized and change in unrealized gains (losses)	(85,478)	(72,452)	(11,063)

Net increase (decrease) in net assets from operations	$(79,218)	$(70,805)	$(11,063)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MVP	JM7	J43
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,470	$66,241	$64
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,028	(9,911)	(208)
Realized gain distributions	14,997	17,318	2,987

Net realized gains (losses)	18,025	7,407	2,779

Net change in unrealized appreciation/ (depreciation)	(34,023)	(539,431)	(6,084)

Net realized and change in unrealized gains (losses)	(15,998)	(532,024)	(3,305)

Net increase (decrease) in net assets from operations	$(13,528)	$(465,783)	$(3,241)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	J32	LRI	MD8
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$2,494	$119,006	$1,045,555
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	31,557	(61,798)	—
Realized gain distributions	69,022	—	—

Net realized gains (losses)	100,579	(61,798)	—

Net change in unrealized appreciation/ (depreciation)	(205,973)	(657,599)	—

Net realized and change in unrealized gains (losses)	(105,394)	(719,397)	—

Net increase (decrease) in net assets from operations	$(102,900)	$(600,391)	$1,045,555

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M07	M35	M31
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$84,754	$95,498	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	6,279	25,889	13,413
Realized gain distributions	423,914	567,946	117,214

Net realized gains (losses)	430,193	593,835	130,627

Net change in unrealized appreciation/ (depreciation)	(1,036,757)	(1,389,186)	(553,040)

Net realized and change in unrealized gains (losses)	(606,564)	(795,351)	(422,413)

Net increase (decrease) in net assets from operations	$(521,810)	$(699,853)	$(422,413)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M80	MF1	M41
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	9,702	(22,458)	(70,415)
Realized gain distributions	150,104	351,047	82,435

Net realized gains (losses)	159,806	328,589	12,020

Net change in unrealized appreciation/ (depreciation)	(661,301)	(1,246,268)	(203,200)

Net realized and change in unrealized gains (losses)	(501,495)	(917,679)	(191,180)

Net increase (decrease) in net assets from operations	$(501,495)	$(917,679)	$(191,180)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M42	M06	M33
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$94,842	$18
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(173,716)	(15,707)	1,944
Realized gain distributions	72,800	39,969	471

Net realized gains (losses)	(100,916)	24,262	2,415

Net change in unrealized appreciation/ (depreciation)	20,210	(664,681)	(4,019)

Net realized and change in unrealized gains (losses)	(80,706)	(640,419)	(1,604)

Net increase (decrease) in net assets from operations	$(80,706)	$(545,577)	$(1,586)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M44	M40	M83
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$17,144	$546	$160,252
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	14,525	29	278,105
Realized gain distributions	27,175	959	682,995

Net realized gains (losses)	41,700	988	961,100

Net change in unrealized appreciation/ (depreciation)	(52,844)	(1,409)	(1,744,352)

Net realized and change in unrealized gains (losses)	(11,144)	(421)	(783,252)

Net increase (decrease) in net assets from operations	$6,000	$125	$(623,000)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M08	MB7	MC0
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$31,101	$2,057	$234,974
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	36,219	15,049	(29,410)
Realized gain distributions	163,718	40,980	371,147

Net realized gains (losses)	199,937	56,029	341,737

Net change in unrealized appreciation/ (depreciation)	(405,422)	(104,966)	(1,851,151)

Net realized and change in unrealized gains (losses)	(205,485)	(48,937)	(1,509,414)

Net increase (decrease) in net assets from operations	$(174,384)	$(46,880)	$(1,274,440)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MA0	MC1	MC3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$6,149	$1,460	$14,674
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(5,474)	82,058	(9,213)
Realized gain distributions	10,730	191,559	24,227

Net realized gains (losses)	5,256	273,617	15,014

Net change in unrealized appreciation/ (depreciation)	(49,391)	(579,784)	(116,922)

Net realized and change in unrealized gains (losses)	(44,135)	(306,167)	(101,908)

Net increase (decrease) in net assets from operations	$(37,986)	$(304,707)	$(87,234)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MC6	MC9	M96
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,633	$9,395	$156,160
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	3,990	30,599	(49,193)
Realized gain distributions	99,154	273,447	—

Net realized gains (losses)	103,144	304,046	(49,193)

Net change in unrealized appreciation/ (depreciation)	(291,100)	(909,841)	(1,114,803)

Net realized and change in unrealized gains (losses)	(187,956)	(605,795)	(1,163,996)

Net increase (decrease) in net assets from operations	$(186,323)	$(596,400)	$(1,007,836)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MD2	MA6	MA3
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$163,325	$10,481
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	—	(90,905)	(20,331)
Realized gain distributions	—	—	—

Net realized gains (losses)	—	(90,905)	(20,331)

Net change in unrealized appreciation/ (depreciation)	—	(465,715)	(13,746)

Net realized and change in unrealized gains (losses)	—	(556,620)	(34,077)

Net increase (decrease) in net assets from operations	$—	$(393,295)	$(23,596)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	M97	MD5	M98
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$12,638	$5,634	$34,636
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	12,448	(33,954)	37,522
Realized gain distributions	119,911	84,252	192,600

Net realized gains (losses)	132,359	50,298	230,122

Net change in unrealized appreciation/ (depreciation)	(538,158)	(397,893)	(1,608,054)

Net realized and change in unrealized gains (losses)	(405,799)	(347,595)	(1,377,932)

Net increase (decrease) in net assets from operations	$(393,161)	$(341,961)	$(1,343,296)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MD6	MB3	ME2
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$46	$—	$49,604
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	263	16,814	(20,516)
Realized gain distributions	5,967	91,084	60,213

Net realized gains (losses)	6,230	107,898	39,697

Net change in unrealized appreciation/ (depreciation)	(16,164)	(255,632)	(659,281)

Net realized and change in unrealized gains (losses)	(9,934)	(147,734)	(619,584)

Net increase (decrease) in net assets from operations	$(9,888)	$(147,734)	$(569,980)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MA7	MB8	MF6
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$1,403	$16,517	$106,630
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(234)	27,706	50,211
Realized gain distributions	456	492,026	465,559

Net realized gains (losses)	222	519,732	515,770

Net change in unrealized appreciation/ (depreciation)	(8,607)	(1,003,597)	(2,801,942)

Net realized and change in unrealized gains (losses)	(8,385)	(483,865)	(2,286,172)

Net increase (decrease) in net assets from operations	$(6,982)	$(467,348)	$(2,179,542)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	MF2	MG3	VMG
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$296,781	$33,192	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(40,414)	87,976	3,185
Realized gain distributions	63,059	276,705	60,100

Net realized gains (losses)	22,645	364,681	63,285

Net change in unrealized appreciation/ (depreciation)	(963,841)	(718,414)	(256,817)

Net realized and change in unrealized gains (losses)	(941,196)	(353,733)	(193,532)

Net increase (decrease) in net assets from operations	$(644,415)	$(320,541)	$(193,532)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	NMC	NSE	O01
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$57	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(228)	83	53,594
Realized gain distributions	7,575	1,213	662,384

Net realized gains (losses)	7,347	1,296	715,978

Net change in unrealized appreciation/ (depreciation)	(22,660)	(4,051)	(1,460,787)

Net realized and change in unrealized gains (losses)	(15,313)	(2,755)	(744,809)

Net increase (decrease) in net assets from operations	$(15,313)	$(2,698)	$(744,809)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	O00	OGS	OSC
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$—	$9,393
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	231	19,790	3,756
Realized gain distributions	34,922	453,471	203,812

Net realized gains (losses)	35,153	473,261	207,568

Net change in unrealized appreciation/ (depreciation)	(86,658)	(1,505,991)	(541,667)

Net realized and change in unrealized gains (losses)	(51,505)	(1,032,730)	(334,099)

Net increase (decrease) in net assets from operations	$(51,505)	$(1,032,730)	$(324,706)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	P10	PK8	P06
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$223,962	$26,979	$952,710
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	57,721	(1,551)	(46,745)
Realized gain distributions	—	—	—

Net realized gains (losses)	57,721	(1,551)	(46,745)

Net change in unrealized appreciation/ (depreciation)	(178,207)	(125,481)	(2,611,284)

Net realized and change in unrealized gains (losses)	(120,486)	(127,032)	(2,658,029)

Net increase (decrease) in net assets from operations	$103,476	$(100,053)	$(1,705,319)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	P07	SCP	R03
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$891,851	$5,018	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(436,348)	79,629	71
Realized gain distributions	—	22,587	938

Net realized gains (losses)	(436,348)	102,216	1,009

Net change in unrealized appreciation/ (depreciation)	(5,951,890)	(251,502)	(12,941)

Net realized and change in unrealized gains (losses)	(6,388,238)	(149,286)	(11,932)

Net increase (decrease) in net assets from operations	$(5,496,387)	$(144,268)	$(11,932)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

	307	REI	RNA
	Sub-Account	Sub-Account	Sub-Account
Income:
Dividend income	$—	$51,853	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	804,617	1,541	579
Realized gain distributions	808,769	141,370	2,364

Net realized gains (losses)	1,613,386	142,911	2,943

Net change in unrealized appreciation/ (depreciation)	(11,440,158)	(290,006)	(14,831)

Net realized and change in unrealized gains (losses)	(9,826,772)	(147,095)	(11,888)

Net increase (decrease) in net assets from operations	$(9,826,772)	$(95,242)	$(11,888)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2022

W42
Sub-Account
Income:
Dividend income	$—
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(74,985)
Realized gain distributions	42,451

Net realized gains (losses)	(32,534)

Net change in unrealized appreciation/ (depreciation)	(16,004)

Net realized and change in unrealized gains (losses)	(48,538)

Net increase (decrease) in net assets from operations	$(48,538)

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A70 Sub-Account		A71 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$—	$11,449	$8,298
Net realized gains (losses)	12	5	169,433	29,821
Net change in unrealized appreciation/ (depreciation)	(21)	3	(228,774)	247,257

Increase (decrease) in net assets from operations	(9)	8	(47,892)	285,376

Contract Owner Transactions:
Purchase payments received	—	—	67,647	19,905
Transfers between Sub-Accounts (including the Fixed Account), net	21	(43)	—	(408,992)
Withdrawals, surrenders and contract charges	—	—	—	—
Mortality and expense risk charges	—	—	(3,089)	(3,999)
Cost of insurance charges	—	—	(16,961)	(17,819)

Net increase (decrease) from contract owner transactions	21	(43)	47,597	(410,905)

Total increase (decrease) in net assets	12	(35)	(295)	(125,529)
Net assets at beginning of year	—	35	1,044,446	1,169,975

Net assets at end of year	$12	$—	$1,044,151	$1,044,446

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	AM2 Sub-Account		IVP Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$—	$125	$44
Net realized gains (losses)	252,850	212,503	4	36
Net change in unrealized appreciation/ (depreciation)	(810,451)	(65,143)	(431)	116

Increase (decrease) in net assets from operations	(557,601)	147,360	(302)	196

Contract Owner Transactions:
Purchase payments received	251	25,985	763	994
Transfers between Sub-Accounts (including the Fixed Account), net	—	(22,186)	16	(1)
Withdrawals, surrenders and contract charges	(65,916)	(4,301)	—	—
Mortality and expense risk charges	(3,779)	(4,857)	(11)	(9)
Cost of insurance charges	(39,607)	(37,180)	(204)	(195)

Net increase (decrease) from contract owner transactions	(109,051)	(42,539)	564	789

Total increase (decrease) in net assets	(666,652)	104,821	262	985
Net assets at beginning of year	1,997,771	1,892,950	2,489	1,504

Net assets at end of year	$1,331,119	$1,997,771	$2,751	$2,489

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A19 Sub-Account		ASM Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$—	$393	$283
Net realized gains (losses)	109,424	80,301	5,448	10,006
Net change in unrealized appreciation/ (depreciation)	(240,177)	(51,609)	(12,240)	12,544

Increase (decrease) in net assets from operations	(130,753)	28,692	(6,399)	22,833

Contract Owner Transactions:
Purchase payments received	194	135	1,049	2,567
Transfers between Sub-Accounts (including the Fixed Account), net	(1)	1	(102)	(41,002)
Withdrawals, surrenders and contract charges	—	—	(1)	(17,820)
Mortality and expense risk charges	(573)	(832)	(80)	(117)
Cost of insurance charges	(5,271)	(5,874)	(1,609)	(1,783)

Net increase (decrease) from contract owner transactions	(5,651)	(6,570)	(743)	(58,155)

Total increase (decrease) in net assets	(136,404)	22,122	(7,142)	(35,322)
Net assets at beginning of year	334,589	312,467	41,003	76,325

Net assets at end of year	$198,185	$334,589	$33,861	$41,003

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A54 Sub-Account		A51 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	(20,215)	406,158	14,349	221,638
Net change in unrealized appreciation/ (depreciation)	(361,143)	(359,055)	(131,709)	(217,523)

Increase (decrease) in net assets from operations	(381,358)	47,103	(117,360)	4,115

Contract Owner Transactions:
Purchase payments received	143	307	1,096	10,899
Transfers between Sub-Accounts (including the Fixed Account), net	69,136	(8,068)	130,009	378,177
Withdrawals, surrenders and contract charges	—	(468)	—	(346,762)
Mortality and expense risk charges	—	(1)	(1,016)	(1,041)
Cost of insurance charges	(79)	(162)	(5,530)	(4,176)

Net increase (decrease) from contract owner transactions	69,200	(8,392)	124,559	37,097

Total increase (decrease) in net assets	(312,158)	38,711	7,199	41,212
Net assets at beginning of year	999,800	961,089	282,167	240,955

Net assets at end of year	$687,642	$999,800	$289,366	$282,167

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	308 Sub-Account		301 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$45,009	$30,755	$61,480	$33,307
Net realized gains (losses)	534,219	8,610	2,507	107,391
Net change in unrealized appreciation/ (depreciation)	(788,164)	437,696	(361,425)	(145,693)

Increase (decrease) in net assets from operations	(208,936)	477,061	(297,438)	(4,995)

Contract Owner Transactions:
Purchase payments received	82,982	71,691	111,898	113,571
Transfers between Sub-Accounts (including the Fixed Account), net	69,575	261,879	(156,952)	(21,981)
Withdrawals, surrenders and contract charges	(347)	—	(7,698)	—
Mortality and expense risk charges	(2,928)	(2,394)	(5,989)	(6,443)
Cost of insurance charges	(20,095)	(18,150)	(34,360)	(33,042)

Net increase (decrease) from contract owner transactions	129,187	313,026	(93,101)	52,105

Total increase (decrease) in net assets	(79,749)	790,087	(390,539)	47,110
Net assets at beginning of year	2,394,420	1,604,333	2,362,655	2,315,545

Net assets at end of year	$2,314,671	$2,394,420	$1,972,116	$2,362,655

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	304 Sub-Account		309 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$3,099	$2,264	$302	$199
Net realized gains (losses)	48,669	101,517	2,593	558
Net change in unrealized appreciation/ (depreciation)	(193,847)	(7,618)	(5,101)	772

Increase (decrease) in net assets from operations	(142,079)	96,163	(2,206)	1,529

Contract Owner Transactions:
Purchase payments received	1,258	19,550	3,056	3,286
Transfers between Sub-Accounts (including the Fixed Account), net	15,317	(29,111)	(1)	(1)
Withdrawals, surrenders and contract charges	(569)	—	—	—
Mortality and expense risk charges	(1,737)	(2,165)	(41)	(38)
Cost of insurance charges	(9,994)	(9,194)	(1,239)	(1,131)

Net increase (decrease) from contract owner transactions	4,275	(20,920)	1,775	2,116

Total increase (decrease) in net assets	(137,804)	75,243	(431)	3,645
Net assets at beginning of year	565,787	490,544	13,076	9,431

Net assets at end of year	$427,983	$565,787	$12,645	$13,076

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	306 Sub-Account		303 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$—	$1,521	$1,068
Net realized gains (losses)	127,763	40,761	27,703	165,822
Net change in unrealized appreciation/ (depreciation)	(277,489)	(4,862)	(206,867)	(89,664)

Increase (decrease) in net assets from operations	(149,726)	35,899	(177,643)	77,226

Contract Owner Transactions:
Purchase payments received	484	16,425	81,055	7,017
Transfers between Sub-Accounts (including the Fixed Account), net	38,174	134,220	(7,111)	480,632
Withdrawals, surrenders and contract charges	—	(111,530)	(38,189)	(238,515)
Mortality and expense risk charges	(1,504)	(1,827)	(710)	(493)
Cost of insurance charges	(8,187)	(6,896)	(33,618)	(30,911)

Net increase (decrease) from contract owner transactions	28,967	30,392	1,427	217,730

Total increase (decrease) in net assets	(120,759)	66,291	(176,216)	294,956
Net assets at beginning of year	496,580	430,289	611,044	316,088

Net assets at end of year	$375,821	$496,580	$434,828	$611,044

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	302 Sub-Account		305 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$4,962	$5,421	$4,067	$760
Net realized gains (losses)	82,809	49,658	(2,109)	6
Net change in unrealized appreciation/ (depreciation)	(154,632)	45,080	(4,040)	(318)

Increase (decrease) in net assets from operations	(66,861)	100,159	(2,082)	448

Contract Owner Transactions:
Purchase payments received	4,794	2,713	387	—
Transfers between Sub-Accounts (including the Fixed Account), net	(147,371)	82,734	36,943	21,301
Withdrawals, surrenders and contract charges	—	(26,155)	—	—
Mortality and expense risk charges	(909)	(1,254)	(101)	(32)
Cost of insurance charges	(9,554)	(14,102)	(1,091)	(323)

Net increase (decrease) from contract owner transactions	(153,040)	43,936	36,138	20,946

Total increase (decrease) in net assets	(219,901)	144,095	34,056	21,394
Net assets at beginning of year	591,652	447,557	21,635	241

Net assets at end of year	$371,751	$591,652	$55,691	$21,635

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	300 Sub-Account		BLG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$302,206	$520,083	$—	$8,167
Net realized gains (losses)	2,134,063	845,341	(2,345)	134,215
Net change in unrealized appreciation/ (depreciation)	(6,663,714)	(1,433,649)	(136,717)	(84,987)

Increase (decrease) in net assets from operations	(4,227,445)	(68,225)	(139,062)	57,395

Contract Owner Transactions:
Purchase payments received	5,054	16,288	22,951	27,004
Transfers between Sub-Accounts (including the Fixed Account), net	1,136,853	3,255,698	(6,717)	(1,296)
Withdrawals, surrenders and contract charges	(610,599)	(838,393)	(5,425)	(7,067)
Mortality and expense risk charges	(33,303)	(37,683)	(1,214)	(1,563)
Cost of insurance charges	(410,685)	(469,850)	(75,236)	(69,651)

Net increase (decrease) from contract owner transactions	87,320	1,926,060	(65,641)	(52,573)

Total increase (decrease) in net assets	(4,140,125)	1,857,835	(204,703)	4,822
Net assets at beginning of year	20,545,515	18,687,680	880,676	875,854

Net assets at end of year	$16,405,390	$20,545,515	$675,973	$880,676

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MSV Sub-Account		C89 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$5,182	$6,570	$—	$—
Net realized gains (losses)	(33,277)	219,119	80	132
Net change in unrealized appreciation/ (depreciation)	(93,702)	(132,902)	(1,318)	451

Increase (decrease) in net assets from operations	(121,797)	92,787	(1,238)	583

Contract Owner Transactions:
Purchase payments received	3,879	5,400	1,006	1,287
Transfers between Sub-Accounts (including the Fixed Account), net	29	944	10	(3)
Withdrawals, surrenders and contract charges	(110,041)	(2,190)	—	—
Mortality and expense risk charges	(632)	(764)	(17)	(16)
Cost of insurance charges	(5,859)	(6,255)	(278)	(274)

Net increase (decrease) from contract owner transactions	(112,624)	(2,865)	721	994

Total increase (decrease) in net assets	(234,421)	89,922	(517)	1,577
Net assets at beginning of year	769,417	679,495	4,373	2,796

Net assets at end of year	$534,996	$769,417	$3,856	$4,373

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	DRS Sub-Account		DSV Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$66,800	$73,447	$31,223	$32,224
Net realized gains (losses)	8,841	(170,580)	250,100	147,374
Net change in unrealized appreciation/ (depreciation)	(727,622)	922,727	(779,603)	1,253,041

Increase (decrease) in net assets from operations	(651,981)	825,594	(498,280)	1,432,639

Contract Owner Transactions:
Purchase payments received	67,267	65,038	12,639	22,109
Transfers between Sub-Accounts (including the Fixed Account), net	35,295	(867,379)	62,612	(1,785,272)
Withdrawals, surrenders and contract charges	(142,017)	—	(29,002)	(350,875)
Mortality and expense risk charges	(3,721)	(4,316)	(16,808)	(8,441)
Cost of insurance charges	(48,209)	(49,136)	(164,550)	(49,297)

Net increase (decrease) from contract owner transactions	(91,385)	(855,793)	(135,109)	(2,171,776)

Total increase (decrease) in net assets	(743,366)	(30,199)	(633,389)	(739,137)
Net assets at beginning of year	2,599,447	2,629,646	4,146,546	4,885,683

Net assets at end of year	$1,856,081	$2,599,447	$3,513,157	$4,146,546

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	D37 Sub-Account		001 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$7,603	$18,299	$44	$38
Net realized gains (losses)	112,939	255,229	147	(4)
Net change in unrealized appreciation/ (depreciation)	(364,332)	109,599	(578)	443

Increase (decrease) in net assets from operations	(243,790)	383,127	(387)	477

Contract Owner Transactions:
Purchase payments received	7,765	14,098	787	1,013
Transfers between Sub-Accounts (including the Fixed Account), net	(58,332)	(205,424)	—	1
Withdrawals, surrenders and contract charges	—	(2,232)	—	—
Mortality and expense risk charges	(3,838)	(4,937)	(11)	(9)
Cost of insurance charges	(20,867)	(21,915)	(534)	(507)

Net increase (decrease) from contract owner transactions	(75,272)	(220,410)	242	498

Total increase (decrease) in net assets	(319,062)	162,717	(145)	975
Net assets at beginning of year	1,932,934	1,770,217	2,625	1,650

Net assets at end of year	$1,613,872	$1,932,934	$2,480	$2,625

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	SSI Sub-Account		D55 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$7,068	$7,762	$12,020	$12,883
Net realized gains (losses)	124,192	62,851	303,532	193,472
Net change in unrealized appreciation/ (depreciation)	(323,614)	54,596	(795,991)	101,963

Increase (decrease) in net assets from operations	(192,354)	125,209	(480,439)	308,318

Contract Owner Transactions:
Purchase payments received	218	218	1,633	1,633
Transfers between Sub-Accounts (including the Fixed Account), net	4,693	8,684	(489)	(348,622)
Withdrawals, surrenders and contract charges	(23,049)	(30,002)	(75,893)	(599)
Mortality and expense risk charges	(782)	(947)	(4,778)	(5,859)
Cost of insurance charges	(18,862)	(16,798)	(37,615)	(33,796)

Net increase (decrease) from contract owner transactions	(37,782)	(38,845)	(117,142)	(387,243)

Total increase (decrease) in net assets	(230,136)	86,364	(597,581)	(78,925)
Net assets at beginning of year	953,279	866,915	2,308,774	2,387,699

Net assets at end of year	$723,143	$953,279	$1,711,193	$2,308,774

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	S61 Sub-Account		D18 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$11	$4,930	$4,391
Net realized gains (losses)	429	(5,162)	131,563	5,752
Net change in unrealized appreciation/ (depreciation)	(464)	31,805	(242,792)	150,089

Increase (decrease) in net assets from operations	(35)	26,654	(106,299)	160,232

Contract Owner Transactions:
Purchase payments received	—	—	3,402	2,682
Transfers between Sub-Accounts (including the Fixed Account), net	45	(591,234)	(10,155)	8,038
Withdrawals, surrenders and contract charges	—	(17,694)	(103,499)	—
Mortality and expense risk charges	—	(202)	(736)	(858)
Cost of insurance charges	—	(551)	(9,819)	(9,541)

Net increase (decrease) from contract owner transactions	45	(609,681)	(120,807)	321

Total increase (decrease) in net assets	10	(583,027)	(227,106)	160,553
Net assets at beginning of year	—	583,027	779,284	618,731

Net assets at end of year	$10	$—	$552,178	$779,284

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	DTG Sub-Account		DSI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$—	$1,418,989	$1,391,650
Net realized gains (losses)	76,975	668,522	14,072,169	8,560,885
Net change in unrealized appreciation/ (depreciation)	(701,447)	(476,625)	(38,177,326)	20,305,741

Increase (decrease) in net assets from operations	(624,472)	191,897	(22,686,168)	30,258,276

Contract Owner Transactions:
Purchase payments received	119,097	120,164	351,900	245,932
Transfers between Sub-Accounts (including the Fixed Account), net	—	1,197,746	(16,457,716)	(5,839,912)
Withdrawals, surrenders and contract charges	(6,505)	(1,240,433)	(1,824,966)	(3,985,807)
Mortality and expense risk charges	(3,442)	(4,495)	(211,115)	(244,907)
Cost of insurance charges	(13,278)	(17,640)	(1,683,607)	(1,608,573)

Net increase (decrease) from contract owner transactions	95,872	55,342	(19,825,504)	(11,433,267)

Total increase (decrease) in net assets	(528,600)	247,239	(42,511,672)	18,825,009
Net assets at beginning of year	1,273,538	1,026,299	133,857,543	115,032,534

Net assets at end of year	$744,938	$1,273,538	$91,345,871	$133,857,543

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	DCA Sub-Account		DSC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$32,908	$23,267	$—	$178
Net realized gains (losses)	1,420,381	516,755	5,260	37,163
Net change in unrealized appreciation/ (depreciation)	(2,503,641)	718,469	(10,121)	(15,531)

Increase (decrease) in net assets from operations	(1,050,352)	1,258,491	(4,861)	21,810

Contract Owner Transactions:
Purchase payments received	6,747	19,875	1,580	3,186
Transfers between Sub-Accounts (including the Fixed Account), net	(7,473)	100,629	—	(112,516)
Withdrawals, surrenders and contract charges	(2)	(322,961)	(3)	(32,216)
Mortality and expense risk charges	(4,875)	(5,276)	(44)	(116)
Cost of insurance charges	(37,911)	(33,233)	(910)	(1,877)

Net increase (decrease) from contract owner transactions	(43,514)	(240,966)	623	(143,539)

Total increase (decrease) in net assets	(1,093,866)	1,017,525	(4,238)	(121,729)
Net assets at beginning of year	5,818,282	4,800,757	29,347	151,076

Net assets at end of year	$4,724,416	$5,818,282	$25,109	$29,347

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	DGI Sub-Account		FVI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$467	$287	$6,855	$4,842
Net realized gains (losses)	11,542	4,054	31,243	37,926
Net change in unrealized appreciation/ (depreciation)	(21,767)	9,072	(146,991)	43,184

Increase (decrease) in net assets from operations	(9,758)	13,413	(108,893)	85,952

Contract Owner Transactions:
Purchase payments received	1,308	1,419	72,980	71,472
Transfers between Sub-Accounts (including the Fixed Account), net	—	(1)	402	(600)
Withdrawals, surrenders and contract charges	—	—	(6,329)	(837)
Mortality and expense risk charges	(106)	(120)	(2,077)	(1,951)
Cost of insurance charges	(1,180)	(1,045)	(9,129)	(9,304)

Net increase (decrease) from contract owner transactions	22	253	55,847	58,780

Total increase (decrease) in net assets	(9,736)	13,666	(53,046)	144,732
Net assets at beginning of year	65,828	52,162	566,088	421,356

Net assets at end of year	$56,092	$65,828	$513,042	$566,088

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FCN Sub-Account		F24 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$46,163	$6,285	$1,275	$150
Net realized gains (losses)	508,489	1,564,477	31,012	86,656
Net change in unrealized appreciation/ (depreciation)	(3,543,338)	942,408	(194,215)	48,486

Increase (decrease) in net assets from operations	(2,988,686)	2,513,170	(161,928)	135,292

Contract Owner Transactions:
Purchase payments received	163,821	36,094	25,459	25,559
Transfers between Sub-Accounts (including the Fixed Account), net	(29,045)	159,002	949	(70)
Withdrawals, surrenders and contract charges	(88,256)	(561,636)	(3,575)	—
Mortality and expense risk charges	(6,848)	(7,895)	(1,198)	(1,401)
Cost of insurance charges	(81,033)	(83,002)	(43,027)	(41,645)

Net increase (decrease) from contract owner transactions	(41,361)	(457,437)	(21,392)	(17,557)

Total increase (decrease) in net assets	(3,030,047)	2,055,733	(183,320)	117,735
Net assets at beginning of year	11,220,965	9,165,232	620,084	502,349

Net assets at end of year	$8,190,918	$11,220,965	$436,764	$620,084

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FEI Sub-Account		FF1 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$163,344	$161,569	$8,366	$4,962
Net realized gains (losses)	313,843	1,106,360	21,712	88,205
Net change in unrealized appreciation/ (depreciation)	(924,445)	588,684	(95,122)	(67,979)

Increase (decrease) in net assets from operations	(447,258)	1,856,613	(65,044)	25,188

Contract Owner Transactions:
Purchase payments received	29,545	28,099	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	77,427	40,613	93,382	(479,972)
Withdrawals, surrenders and contract charges	(50,136)	(564,341)	(117,595)	(1)
Mortality and expense risk charges	(8,536)	(8,578)	(469)	(526)
Cost of insurance charges	(84,230)	(67,316)	(8,132)	(7,539)

Net increase (decrease) from contract owner transactions	(35,930)	(571,523)	(32,814)	(488,038)

Total increase (decrease) in net assets	(483,188)	1,285,090	(97,858)	(462,850)
Net assets at beginning of year	8,975,045	7,689,955	455,706	918,556

Net assets at end of year	$8,491,857	$8,975,045	$357,848	$455,706

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FF2 Sub-Account		FF3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$21,712	$15,260	$57,199	$36,910
Net realized gains (losses)	50,367	140,497	204,720	311,890
Net change in unrealized appreciation/ (depreciation)	(282,319)	(58,670)	(855,733)	45,229

Increase (decrease) in net assets from operations	(210,240)	97,087	(593,814)	394,029

Contract Owner Transactions:
Purchase payments received	3,148	4,052	21,756	26,885
Transfers between Sub-Accounts (including the Fixed Account), net	221,826	167,278	119,140	31,728
Withdrawals, surrenders and contract charges	(499,779)	(5,527)	(217,446)	(799)
Mortality and expense risk charges	(1,433)	(1,534)	(3,304)	(4,330)
Cost of insurance charges	(25,192)	(22,909)	(52,873)	(58,744)

Net increase (decrease) from contract owner transactions	(301,430)	141,360	(132,727)	(5,260)

Total increase (decrease) in net assets	(511,670)	238,447	(726,541)	388,769
Net assets at beginning of year	1,407,332	1,168,885	3,509,859	3,121,090

Net assets at end of year	$895,662	$1,407,332	$2,783,318	$3,509,859

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FVG Sub-Account		FGP Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$5,374	$6,656	$2,378	$—
Net realized gains (losses)	19,073	13,904	24,832	42,338
Net change in unrealized appreciation/ (depreciation)	(32,029)	37,353	(90,842)	(3,595)

Increase (decrease) in net assets from operations	(7,582)	57,913	(63,632)	38,743

Contract Owner Transactions:
Purchase payments received	5,576	7,372	5,868	6,966
Transfers between Sub-Accounts (including the Fixed Account), net	99,562	21,561	891,878	1,059,167
Withdrawals, surrenders and contract charges	(67,892)	(856)	(1)	(1,075,749)
Mortality and expense risk charges	(329)	(305)	(1,551)	(130)
Cost of insurance charges	(10,048)	(6,904)	(10,057)	(3,580)

Net increase (decrease) from contract owner transactions	26,869	20,868	886,137	(13,326)

Total increase (decrease) in net assets	19,287	78,781	822,505	25,417
Net assets at beginning of year	297,599	218,818	50,708	25,291

Net assets at end of year	$316,886	$297,599	$873,213	$50,708

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F99 Sub-Account		FHI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$15,617	$—	$11,907	$11,866
Net realized gains (losses)	685,224	1,594,783	(1,053)	(5,683)
Net change in unrealized appreciation/ (depreciation)	(2,087,340)	(453,755)	(37,734)	2,462

Increase (decrease) in net assets from operations	(1,386,499)	1,141,028	(26,880)	8,645

Contract Owner Transactions:
Purchase payments received	73,642	51,894	33,697	39,979
Transfers between Sub-Accounts (including the Fixed Account), net	(865,085)	1,317,800	—	(264,360)
Withdrawals, surrenders and contract charges	—	(810,807)	(5,540)	(2,420)
Mortality and expense risk charges	(12,877)	(16,696)	(728)	(1,024)
Cost of insurance charges	(106,214)	(108,572)	(9,681)	(9,211)

Net increase (decrease) from contract owner transactions	(910,534)	433,619	17,748	(237,036)

Total increase (decrease) in net assets	(2,297,034)	1,574,647	(9,132)	(228,391)
Net assets at beginning of year	6,462,797	4,888,150	231,419	459,810

Net assets at end of year	$4,165,763	$6,462,797	$222,287	$231,419

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FIP Sub-Account		FIG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$470	$416	$741,944	$827,916
Net realized gains (losses)	584	591	1,170,586	1,922,361
Net change in unrealized appreciation/ (depreciation)	(7,898)	7,124	(7,048,265)	(3,077,286)

Increase (decrease) in net assets from operations	(6,844)	8,131	(5,135,735)	(327,009)

Contract Owner Transactions:
Purchase payments received	176	352	6,190	8,090
Transfers between Sub-Accounts (including the Fixed Account), net	9,132	143	(2,857,692)	(2,052,376)
Withdrawals, surrenders and contract charges	(1)	—	—	(621,283)
Mortality and expense risk charges	(36)	(36)	(42,284)	(50,430)
Cost of insurance charges	(379)	(367)	(469,134)	(462,893)

Net increase (decrease) from contract owner transactions	8,892	92	(3,362,920)	(3,178,892)

Total increase (decrease) in net assets	2,048	8,223	(8,498,655)	(3,505,901)
Net assets at beginning of year	36,594	28,371	39,538,077	43,043,978

Net assets at end of year	$38,642	$36,594	$31,039,422	$39,538,077

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FMC Sub-Account		FM8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$12,022	$15,885	$443,956	$2,230
Net realized gains (losses)	188,372	556,327	—	—
Net change in unrealized appreciation/ (depreciation)	(614,495)	35,297	—	—

Increase (decrease) in net assets from operations	(414,101)	607,509	443,956	2,230

Contract Owner Transactions:
Purchase payments received	187,267	19,388	143,021	100,562
Transfers between Sub-Accounts (including the Fixed Account), net	(201,004)	(688,022)	11,620,129	7,042,882
Withdrawals, surrenders and contract charges	(40,026)	(175,491)	(91,985)	(1,839,143)
Mortality and expense risk charges	(3,499)	(4,332)	(59,778)	(45,709)
Cost of insurance charges	(33,962)	(34,399)	(508,003)	(364,663)

Net increase (decrease) from contract owner transactions	(91,224)	(882,856)	11,103,384	4,893,929

Total increase (decrease) in net assets	(505,325)	(275,347)	11,547,340	4,896,159
Net assets at beginning of year	2,724,199	2,999,546	24,294,683	19,398,524

Net assets at end of year	$2,218,874	$2,724,199	$35,842,023	$24,294,683

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FOF Sub-Account		F91 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$3,261	$1,830	$1,626	$845
Net realized gains (losses)	(1,517)	107,644	6,937	32,978
Net change in unrealized appreciation/ (depreciation)	(90,704)	(38,681)	(63,803)	7,045

Increase (decrease) in net assets from operations	(88,960)	70,793	(55,240)	40,868

Contract Owner Transactions:
Purchase payments received	1,365	13,618	4,975	32,256
Transfers between Sub-Accounts (including the Fixed Account), net	5,574	243,678	6,169	(31,995)
Withdrawals, surrenders and contract charges	(683)	(272,156)	—	(6,404)
Mortality and expense risk charges	(1,104)	(1,347)	(461)	(604)
Cost of insurance charges	(6,272)	(5,352)	(16,293)	(16,180)

Net increase (decrease) from contract owner transactions	(1,120)	(21,559)	(5,610)	(22,927)

Total increase (decrease) in net assets	(90,080)	49,234	(60,850)	17,941
Net assets at beginning of year	364,102	314,868	246,937	228,996

Net assets at end of year	$274,022	$364,102	$186,087	$246,937

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FE3 Sub-Account		TFS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$10,201	$4,382	$5,909	$4,669
Net realized gains (losses)	28,195	(50,234)	852	6,486
Net change in unrealized appreciation/ (depreciation)	(80,957)	67,187	(21,472)	(1,627)

Increase (decrease) in net assets from operations	(42,561)	21,335	(14,711)	9,528

Contract Owner Transactions:
Purchase payments received	56,056	57,237	8,817	8,606
Transfers between Sub-Accounts (including the Fixed Account), net	—	(938,526)	(4,385)	(2,838)
Withdrawals, surrenders and contract charges	(4,223)	—	(2,185)	(3,910)
Mortality and expense risk charges	(1,738)	(1,972)	(365)	(453)
Cost of insurance charges	(6,105)	(7,052)	(6,016)	(6,316)

Net increase (decrease) from contract owner transactions	43,990	(890,313)	(4,134)	(4,911)

Total increase (decrease) in net assets	1,429	(868,978)	(18,845)	4,617
Net assets at beginning of year	469,610	1,338,588	197,832	193,215

Net assets at end of year	$471,039	$469,610	$178,987	$197,832

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	T20 Sub-Account		TSF Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$13,603	$9,261	$20,469	$58,387
Net realized gains (losses)	(4,439)	(4,789)	(3,139)	19,285
Net change in unrealized appreciation/ (depreciation)	(46,299)	15,740	(517,905)	148,592

Increase (decrease) in net assets from operations	(37,135)	20,212	(500,575)	226,264

Contract Owner Transactions:
Purchase payments received	2,454	1,945	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	(14,478)	109,332	47,872
Withdrawals, surrenders and contract charges	(951)	—	—	(242,034)
Mortality and expense risk charges	(1,343)	(1,646)	(3,321)	(3,850)
Cost of insurance charges	(9,704)	(9,992)	(32,191)	(29,701)

Net increase (decrease) from contract owner transactions	(9,544)	(24,171)	73,820	(227,713)

Total increase (decrease) in net assets	(46,679)	(3,959)	(426,755)	(1,449)
Net assets at beginning of year	489,482	493,441	4,361,925	4,363,374

Net assets at end of year	$442,803	$489,482	$3,935,170	$4,361,925

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	F56 Sub-Account		FSS Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$4	$116	$136
Net realized gains (losses)	(22)	74	832	74
Net change in unrealized appreciation/ (depreciation)	(2)	(57)	(1,316)	535

Increase (decrease) in net assets from operations	(24)	21	(368)	745

Contract Owner Transactions:
Purchase payments received	327	173	1,726	2,304
Transfers between Sub-Accounts (including the Fixed Account), net	1	(1)	—	—
Withdrawals, surrenders and contract charges	—	—	(344)	—
Mortality and expense risk charges	—	—	(23)	(18)
Cost of insurance charges	(423)	(403)	(1,238)	(1,211)

Net increase (decrease) from contract owner transactions	(95)	(231)	121	1,075

Total increase (decrease) in net assets	(119)	(210)	(247)	1,820
Net assets at beginning of year	269	479	5,454	3,634

Net assets at end of year	$150	$269	$5,207	$5,454

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	FSC Sub-Account		FRE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$—	$2,298	$1,238
Net realized gains (losses)	1,373	15,949	5,956	2,163
Net change in unrealized appreciation/ (depreciation)	(4,750)	(2,762)	(36,546)	25,083

Increase (decrease) in net assets from operations	(3,377)	13,187	(28,292)	28,484

Contract Owner Transactions:
Purchase payments received	803	1,022	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	249,176	(13,861)	(15,274)
Withdrawals, surrenders and contract charges	—	(261,433)	(287)	—
Mortality and expense risk charges	(15)	(30)	(90)	(119)
Cost of insurance charges	(384)	(444)	(4,215)	(3,968)

Net increase (decrease) from contract owner transactions	404	(11,709)	(18,453)	(19,361)

Total increase (decrease) in net assets	(2,973)	1,478	(46,745)	9,123
Net assets at beginning of year	10,105	8,627	125,733	116,610

Net assets at end of year	$7,132	$10,105	$78,988	$125,733

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	G31 Sub-Account		V15 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$743	$981	$—	$—
Net realized gains (losses)	(955)	32,853	798,471	702,546
Net change in unrealized appreciation/ (depreciation)	(24,029)	(8,928)	(1,966,724)	(266,492)

Increase (decrease) in net assets from operations	(24,241)	24,906	(1,168,253)	436,054

Contract Owner Transactions:
Purchase payments received	188	41,362	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(11)	—	—	—
Withdrawals, surrenders and contract charges	—	—	1	(373,615)
Mortality and expense risk charges	(252)	(249)	(2,941)	(3,904)
Cost of insurance charges	(22,337)	(21,660)	(35,739)	(36,991)

Net increase (decrease) from contract owner transactions	(22,412)	19,453	(38,679)	(414,510)

Total increase (decrease) in net assets	(46,653)	44,359	(1,206,932)	21,544
Net assets at beginning of year	129,034	84,675	3,768,293	3,746,749

Net assets at end of year	$82,381	$129,034	$2,561,361	$3,768,293

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	VCP Sub-Account		A39 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$17,843	$19,544	$1,714	$1,300
Net realized gains (losses)	39,414	921	29,763	5,567
Net change in unrealized appreciation/ (depreciation)	(48,828)	270,311	(75,448)	39,177

Increase (decrease) in net assets from operations	8,429	290,776	(43,971)	46,044

Contract Owner Transactions:
Purchase payments received	724	887	6,591	6,996
Transfers between Sub-Accounts (including the Fixed Account), net	10	1	—	—
Withdrawals, surrenders and contract charges	(47,085)	—	—	—
Mortality and expense risk charges	(1,113)	(1,043)	(435)	(463)
Cost of insurance charges	(12,899)	(10,800)	(3,798)	(3,405)

Net increase (decrease) from contract owner transactions	(60,363)	(10,955)	2,358	3,128

Total increase (decrease) in net assets	(51,934)	279,821	(41,613)	49,172
Net assets at beginning of year	1,154,575	874,754	214,131	164,959

Net assets at end of year	$1,102,641	$1,154,575	$172,518	$214,131

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	IB1 Sub-Account		A21 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$42,595	$37,536	$6,260	$5,523
Net realized gains (losses)	246,478	(257)	39,724	118,483
Net change in unrealized appreciation/ (depreciation)	(439,817)	518,409	(125,202)	(84,830)

Increase (decrease) in net assets from operations	(150,744)	555,688	(79,218)	39,176

Contract Owner Transactions:
Purchase payments received	19,665	27,448	1,633	1,633
Transfers between Sub-Accounts (including the Fixed Account), net	21,184	156,340	—	—
Withdrawals, surrenders and contract charges	(11,351)	—	1	(359,404)
Mortality and expense risk charges	(3,047)	(3,159)	(900)	(1,414)
Cost of insurance charges	(22,229)	(20,248)	(3,484)	(4,973)

Net increase (decrease) from contract owner transactions	4,222	160,381	(2,750)	(364,158)

Total increase (decrease) in net assets	(146,522)	716,069	(81,968)	(324,982)
Net assets at beginning of year	2,625,381	1,909,312	433,181	758,163

Net assets at end of year	$2,478,859	$2,625,381	$351,213	$433,181

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	A22 Sub-Account		I76 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$1,647	$2,029	$—	$91
Net realized gains (losses)	89,808	(3,247)	12,152	4,499
Net change in unrealized appreciation/ (depreciation)	(162,260)	88,691	(23,215)	4,777

Increase (decrease) in net assets from operations	(70,805)	87,473	(11,063)	9,367

Contract Owner Transactions:
Purchase payments received	54,816	64,629	774	835
Transfers between Sub-Accounts (including the Fixed Account), net	—	16,996	8,235	8,193
Withdrawals, surrenders and contract charges	(10,548)	(21,286)	—	—
Mortality and expense risk charges	(1,473)	(1,945)	(136)	(126)
Cost of insurance charges	(18,489)	(17,320)	(1,642)	(1,292)

Net increase (decrease) from contract owner transactions	24,306	41,074	7,231	7,610

Total increase (decrease) in net assets	(46,499)	128,547	(3,832)	16,977
Net assets at beginning of year	490,345	361,798	62,128	45,151

Net assets at end of year	$443,846	$490,345	$58,296	$62,128

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MVP Sub-Account		JM7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$2,470	$1,055	$66,241	$30,421
Net realized gains (losses)	18,025	2,201	7,407	29,125
Net change in unrealized appreciation/ (depreciation)	(34,023)	37,428	(539,431)	(79,169)

Increase (decrease) in net assets from operations	(13,528)	40,684	(465,783)	(19,623)

Contract Owner Transactions:
Purchase payments received	408	7,495	3,272	45,083
Transfers between Sub-Accounts (including the Fixed Account), net	(35,728)	(9,594)	9,890	2,494,115
Withdrawals, surrenders and contract charges	(4,664)	—	—	(338,980)
Mortality and expense risk charges	(701)	(818)	(3,391)	(2,761)
Cost of insurance charges	(5,706)	(5,278)	(89,766)	(51,720)

Net increase (decrease) from contract owner transactions	(46,391)	(8,195)	(79,995)	2,145,737

Total increase (decrease) in net assets	(59,919)	32,489	(545,778)	2,126,114
Net assets at beginning of year	236,582	204,093	3,719,169	1,593,055

Net assets at end of year	$176,663	$236,582	$3,173,391	$3,719,169

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	J43 Sub-Account		J32 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$64	$5,648	$2,494	$3,590
Net realized gains (losses)	2,779	387,066	100,579	29,544
Net change in unrealized appreciation/ (depreciation)	(6,084)	(209,357)	(205,973)	92,434

Increase (decrease) in net assets from operations	(3,241)	183,357	(102,900)	125,568

Contract Owner Transactions:
Purchase payments received	632	12,096	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	(907,274)	(12,719)	4,693
Withdrawals, surrenders and contract charges	—	(257,561)	(1)	—
Mortality and expense risk charges	(27)	(520)	(476)	(491)
Cost of insurance charges	(613)	(8,577)	(3,097)	(3,162)

Net increase (decrease) from contract owner transactions	(8)	(1,161,836)	(16,293)	1,040

Total increase (decrease) in net assets	(3,249)	(978,479)	(119,193)	126,608
Net assets at beginning of year	16,852	995,331	555,982	429,374

Net assets at end of year	$13,603	$16,852	$436,789	$555,982

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	LRI Sub-Account		MD8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$119,006	$81,523	$1,045,555	$2
Net realized gains (losses)	(61,798)	(139,955)	—	—
Net change in unrealized appreciation/ (depreciation)	(657,599)	392,932	—	—

Increase (decrease) in net assets from operations	(600,391)	334,500	1,045,555	2

Contract Owner Transactions:
Purchase payments received	—	14,235	5,968,765	945,271
Transfers between Sub-Accounts (including the Fixed Account), net	(127,075)	(2,368,128)	6,771,702	5,235,360
Withdrawals, surrenders and contract charges	(64,751)	(48,445)	(1,401,718)	(2,467,478)
Mortality and expense risk charges	(5,761)	(8,716)	(103,032)	(103,699)
Cost of insurance charges	(40,094)	(42,994)	(5,081,996)	(3,506,514)

Net increase (decrease) from contract owner transactions	(237,681)	(2,454,048)	6,153,721	102,940

Total increase (decrease) in net assets	(838,072)	(2,119,548)	7,199,276	102,942
Net assets at beginning of year	3,891,598	6,011,146	86,050,260	85,947,318

Net assets at end of year	$3,053,526	$3,891,598	$93,249,536	$86,050,260

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M07 Sub-Account		M35 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$84,754	$96,228	$95,498	$109,708
Net realized gains (losses)	430,193	318,639	593,835	422,537
Net change in unrealized appreciation/ (depreciation)	(1,036,757)	276,840	(1,389,186)	338,286

Increase (decrease) in net assets from operations	(521,810)	691,707	(699,853)	870,531

Contract Owner Transactions:
Purchase payments received	17,996	50,938	3,181	3,114
Transfers between Sub-Accounts (including the Fixed Account), net	(78,232)	197,168	350,064	159,888
Withdrawals, surrenders and contract charges	(100,641)	(405,909)	—	(11,461)
Mortality and expense risk charges	(4,254)	(4,537)	(4,679)	(4,951)
Cost of insurance charges	(62,787)	(51,641)	(358,531)	(310,174)

Net increase (decrease) from contract owner transactions	(227,918)	(213,981)	(9,965)	(163,584)

Total increase (decrease) in net assets	(749,728)	477,726	(709,818)	706,947
Net assets at beginning of year	5,419,782	4,942,056	6,965,976	6,259,029

Net assets at end of year	$4,670,054	$5,419,782	$6,256,158	$6,965,976

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M31 Sub-Account		M80 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	130,627	388,136	159,806	267,951
Net change in unrealized appreciation/ (depreciation)	(553,040)	(113,752)	(661,301)	33,080

Increase (decrease) in net assets from operations	(422,413)	274,384	(501,495)	301,031

Contract Owner Transactions:
Purchase payments received	—	11,161	21,230	20,366
Transfers between Sub-Accounts (including the Fixed Account), net	—	(36)	30,980	(40,534)
Withdrawals, surrenders and contract charges	1	(328,085)	—	—
Mortality and expense risk charges	(1,034)	(1,364)	(3,146)	(4,105)
Cost of insurance charges	(27,357)	(24,512)	(36,572)	(36,360)

Net increase (decrease) from contract owner transactions	(28,390)	(342,836)	12,492	(60,633)

Total increase (decrease) in net assets	(450,803)	(68,452)	(489,003)	240,398
Net assets at beginning of year	1,343,250	1,411,702	1,556,337	1,315,939

Net assets at end of year	$892,447	$1,343,250	$1,067,334	$1,556,337

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MF1 Sub-Account		M41 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	328,589	639,268	12,020	137,076
Net change in unrealized appreciation/ (depreciation)	(1,246,268)	(242,555)	(203,200)	(57,541)

Increase (decrease) in net assets from operations	(917,679)	396,713	(191,180)	79,535

Contract Owner Transactions:
Purchase payments received	2,377	1,315	17,328	16,570
Transfers between Sub-Accounts (including the Fixed Account), net	182,145	(8,455)	(97,003)	198,854
Withdrawals, surrenders and contract charges	(1,272)	(2,216)	—	—
Mortality and expense risk charges	(5,408)	(6,662)	(234)	(277)
Cost of insurance charges	(41,616)	(42,082)	(35,153)	(31,912)

Net increase (decrease) from contract owner transactions	136,226	(58,100)	(115,062)	183,235

Total increase (decrease) in net assets	(781,453)	338,613	(306,242)	262,770
Net assets at beginning of year	3,113,777	2,775,164	647,774	385,004

Net assets at end of year	$2,332,324	$3,113,777	$341,532	$647,774

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M05 Sub-Account		M42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	—	8,217	(100,916)	62,836
Net change in unrealized appreciation/ (depreciation)	—	—	20,210	(66,130)

Increase (decrease) in net assets from operations	—	8,217	(80,706)	(3,294)

Contract Owner Transactions:
Purchase payments received	—	—	18,435	17,563
Transfers between Sub-Accounts (including the Fixed Account), net	—	191,601	(139,187)	173,487
Withdrawals, surrenders and contract charges	—	(199,804)	1	—
Mortality and expense risk charges	—	(9)	(103)	(106)
Cost of insurance charges	—	(5)	(17,306)	(17,279)

Net increase (decrease) from contract owner transactions	—	(8,217)	(138,160)	173,665

Total increase (decrease) in net assets	—	—	(218,866)	170,371
Net assets at beginning of year	—	—	294,492	124,121

Net assets at end of year	$—	$—	$75,626	$294,492

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M06 Sub-Account		M33 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$94,842	$121,134	$18	$80
Net realized gains (losses)	24,262	59,837	2,415	2,586
Net change in unrealized appreciation/ (depreciation)	(664,681)	(228,758)	(4,019)	756

Increase (decrease) in net assets from operations	(545,577)	(47,787)	(1,586)	3,422

Contract Owner Transactions:
Purchase payments received	127,259	106,075	901	716
Transfers between Sub-Accounts (including the Fixed Account), net	(3,570)	2,871	—	—
Withdrawals, surrenders and contract charges	(189,824)	(648,190)	(7,700)	—
Mortality and expense risk charges	(6,777)	(10,300)	(12)	(38)
Cost of insurance charges	(314,869)	(355,185)	(2,064)	(6,216)

Net increase (decrease) from contract owner transactions	(387,781)	(904,729)	(8,875)	(5,538)

Total increase (decrease) in net assets	(933,358)	(952,516)	(10,461)	(2,116)
Net assets at beginning of year	4,179,155	5,131,671	14,052	16,168

Net assets at end of year	$3,245,797	$4,179,155	$3,591	$14,052

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M44 Sub-Account		M40 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$17,144	$11,539	$546	$335
Net realized gains (losses)	41,700	51,234	988	774
Net change in unrealized appreciation/ (depreciation)	(52,844)	27,206	(1,409)	1,716

Increase (decrease) in net assets from operations	6,000	89,979	125	2,825

Contract Owner Transactions:
Purchase payments received	33,380	37,697	1,483	1,483
Transfers between Sub-Accounts (including the Fixed Account), net	(20,324)	84,554	—	(1)
Withdrawals, surrenders and contract charges	(4,766)	(79,177)	(1)	—
Mortality and expense risk charges	(1,879)	(2,025)	(51)	(53)
Cost of insurance charges	(17,747)	(14,265)	(300)	(236)

Net increase (decrease) from contract owner transactions	(11,336)	26,784	1,131	1,193

Total increase (decrease) in net assets	(5,336)	116,763	1,256	4,018
Net assets at beginning of year	729,579	612,816	23,434	19,416

Net assets at end of year	$724,243	$729,579	$24,690	$23,434

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M83 Sub-Account		M08 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$160,252	$145,743	$31,101	$26,667
Net realized gains (losses)	961,100	728,966	199,937	71,060
Net change in unrealized appreciation/ (depreciation)	(1,744,352)	1,608,783	(405,422)	389,519

Increase (decrease) in net assets from operations	(623,000)	2,483,492	(174,384)	487,246

Contract Owner Transactions:
Purchase payments received	6,141	2,366	7,485	7,300
Transfers between Sub-Accounts (including the Fixed Account), net	674,304	(817,222)	119,174	672,473
Withdrawals, surrenders and contract charges	(2,476)	(500,269)	—	—
Mortality and expense risk charges	(13,688)	(14,041)	(2,129)	(1,897)
Cost of insurance charges	(118,742)	(108,057)	(140,016)	(101,124)

Net increase (decrease) from contract owner transactions	545,539	(1,437,223)	(15,486)	576,752

Total increase (decrease) in net assets	(77,461)	1,046,269	(189,870)	1,063,998
Net assets at beginning of year	11,559,259	10,512,990	2,447,232	1,383,234

Net assets at end of year	$11,481,798	$11,559,259	$2,257,362	$2,447,232

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MB6 Sub-Account		MB7 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$212	$2,057	$2,713
Net realized gains (losses)	—	7,878	56,029	47,379
Net change in unrealized appreciation/ (depreciation)	—	(4,013)	(104,966)	24,014

Increase (decrease) in net assets from operations	—	4,077	(46,880)	74,106

Contract Owner Transactions:
Purchase payments received	—	—	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	—	(20,040)	(46,509)	(108,230)
Withdrawals, surrenders and contract charges	—	12	—	—
Mortality and expense risk charges	—	(15)	(506)	(529)
Cost of insurance charges	—	(1,282)	(6,968)	(7,796)

Net increase (decrease) from contract owner transactions	—	(21,325)	(53,983)	(116,555)

Total increase (decrease) in net assets	—	(17,248)	(100,863)	(42,449)
Net assets at beginning of year	—	17,248	324,785	367,234

Net assets at end of year	$—	$—	$223,922	$324,785

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MC0 Sub-Account		MA0 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$234,974	$225,341	$6,149	$5,094
Net realized gains (losses)	341,737	164,110	5,256	9,428
Net change in unrealized appreciation/ (depreciation)	(1,851,151)	(502,742)	(49,391)	(40,399)

Increase (decrease) in net assets from operations	(1,274,440)	(113,291)	(37,986)	(25,877)

Contract Owner Transactions:
Purchase payments received	165,166	194,328	419	51,886
Transfers between Sub-Accounts (including the Fixed Account), net	—	75,503	16,473	(510,857)
Withdrawals, surrenders and contract charges	(37,100)	(278,650)	—	—
Mortality and expense risk charges	(9,241)	(11,455)	(202)	(271)
Cost of insurance charges	(119,243)	(117,297)	(24,811)	(29,016)

Net increase (decrease) from contract owner transactions	(418)	(137,571)	(8,121)	(488,258)

Total increase (decrease) in net assets	(1,274,858)	(250,862)	(46,107)	(514,135)
Net assets at beginning of year	7,793,919	8,044,781	229,475	743,610

Net assets at end of year	$6,519,061	$7,793,919	$183,368	$229,475

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MC1 Sub-Account		MC3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$1,460	$4,907	$14,674	$2,119
Net realized gains (losses)	273,617	170,331	15,014	298
Net change in unrealized appreciation/ (depreciation)	(579,784)	195,370	(116,922)	(33,539)

Increase (decrease) in net assets from operations	(304,707)	370,608	(87,234)	(31,122)

Contract Owner Transactions:
Purchase payments received	484	463	938	15,289
Transfers between Sub-Accounts (including the Fixed Account), net	(108,341)	315,019	(7,772)	75,593
Withdrawals, surrenders and contract charges	—	—	—	—
Mortality and expense risk charges	(2,776)	(2,746)	(1,350)	(1,600)
Cost of insurance charges	(57,133)	(51,057)	(7,107)	(5,980)

Net increase (decrease) from contract owner transactions	(167,766)	261,679	(15,291)	83,302

Total increase (decrease) in net assets	(472,473)	632,287	(102,525)	52,180
Net assets at beginning of year	2,024,721	1,392,434	448,518	396,338

Net assets at end of year	$1,552,248	$2,024,721	$345,993	$448,518

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MC6 Sub-Account		MC9 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$1,633	$752	$9,395	$11,680
Net realized gains (losses)	103,144	113,077	304,046	375,523
Net change in unrealized appreciation/ (depreciation)	(291,100)	31,985	(909,841)	164,444

Increase (decrease) in net assets from operations	(186,323)	145,814	(596,400)	551,647

Contract Owner Transactions:
Purchase payments received	104,735	104,690	—	1,669
Transfers between Sub-Accounts (including the Fixed Account), net	129	(19,611)	206,751	(288,983)
Withdrawals, surrenders and contract charges	(6,307)	—	—	—
Mortality and expense risk charges	(3,185)	(3,105)	(5,296)	(6,553)
Cost of insurance charges	(11,463)	(13,453)	(57,810)	(62,534)

Net increase (decrease) from contract owner transactions	83,909	68,521	143,645	(356,401)

Total increase (decrease) in net assets	(102,414)	214,335	(452,755)	195,246
Net assets at beginning of year	922,992	708,657	3,489,301	3,294,055

Net assets at end of year	$820,578	$922,992	$3,036,546	$3,489,301

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M96 Sub-Account		MD2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$156,160	$185,102	$—	$—
Net realized gains (losses)	(49,193)	(34,120)	—	378
Net change in unrealized appreciation/ (depreciation)	(1,114,803)	(323,296)	—	(620)

Increase (decrease) in net assets from operations	(1,007,836)	(172,314)	—	(242)

Contract Owner Transactions:
Purchase payments received	30,052	67,791	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	51,312	(8,082)	—	(24,889)
Withdrawals, surrenders and contract charges	(39,979)	(377,599)	—	—
Mortality and expense risk charges	(9,671)	(11,026)	—	(35)
Cost of insurance charges	(224,444)	(201,200)	—	(206)

Net increase (decrease) from contract owner transactions	(192,730)	(530,116)	—	(25,130)

Total increase (decrease) in net assets	(1,200,566)	(702,430)	—	(25,372)
Net assets at beginning of year	8,292,182	8,994,612	2	25,374

Net assets at end of year	$7,091,616	$8,292,182	$2	$2

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MA6 Sub-Account		MA3 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$163,325	$170,577	$10,481	$8,713
Net realized gains (losses)	(90,905)	10,674	(20,331)	12,793
Net change in unrealized appreciation/ (depreciation)	(465,715)	(53,393)	(13,746)	(15,891)

Increase (decrease) in net assets from operations	(393,295)	127,858	(23,596)	5,615

Contract Owner Transactions:
Purchase payments received	85,093	83,909	13,111	12,622
Transfers between Sub-Accounts (including the Fixed Account), net	(519,603)	(115,063)	(83,894)	(589,591)
Withdrawals, surrenders and contract charges	(4,020)	(148,228)	(1)	—
Mortality and expense risk charges	(7,324)	(8,270)	(126)	(146)
Cost of insurance charges	(33,129)	(34,943)	(12,912)	(11,345)

Net increase (decrease) from contract owner transactions	(478,983)	(222,595)	(83,822)	(588,460)

Total increase (decrease) in net assets	(872,278)	(94,737)	(107,418)	(582,845)
Net assets at beginning of year	3,654,395	3,749,132	190,347	773,192

Net assets at end of year	$2,782,117	$3,654,395	$82,929	$190,347

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M97 Sub-Account		MD5 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$12,638	$12,720	$5,634	$7,499
Net realized gains (losses)	132,359	139,393	50,298	186,123
Net change in unrealized appreciation/ (depreciation)	(538,158)	70,442	(397,893)	(29,131)

Increase (decrease) in net assets from operations	(393,161)	222,555	(341,961)	164,491

Contract Owner Transactions:
Purchase payments received	1,242	17,111	3,636	3,548
Transfers between Sub-Accounts (including the Fixed Account), net	(80,358)	55,134	(929,596)	(110,623)
Withdrawals, surrenders and contract charges	(64,293)	(77,177)	—	—
Mortality and expense risk charges	(3,225)	(3,837)	(757)	(1,050)
Cost of insurance charges	(25,207)	(25,204)	(81,615)	(94,407)

Net increase (decrease) from contract owner transactions	(171,841)	(33,973)	(1,008,332)	(202,532)

Total increase (decrease) in net assets	(565,002)	188,582	(1,350,293)	(38,041)
Net assets at beginning of year	2,578,527	2,389,945	1,926,696	1,964,737

Net assets at end of year	$2,013,525	$2,578,527	$576,403	$1,926,696

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	M98 Sub-Account		MD6 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$34,636	$17,934	$46	$113
Net realized gains (losses)	230,122	3,154,363	6,230	6,429
Net change in unrealized appreciation/ (depreciation)	(1,608,054)	(2,815,772)	(16,164)	4,041

Increase (decrease) in net assets from operations	(1,343,296)	356,525	(9,888)	10,583

Contract Owner Transactions:
Purchase payments received	59,767	21,300	1,024	1,318
Transfers between Sub-Accounts (including the Fixed Account), net	(48,214)	(9,260,663)	—	(1)
Withdrawals, surrenders and contract charges	(71,592)	(540)	—	—
Mortality and expense risk charges	(7,781)	(18,387)	(69)	(86)
Cost of insurance charges	(86,544)	(91,803)	(992)	(890)

Net increase (decrease) from contract owner transactions	(154,364)	(9,350,093)	(37)	341

Total increase (decrease) in net assets	(1,497,660)	(8,993,568)	(9,925)	10,924
Net assets at beginning of year	5,643,716	14,637,284	51,575	40,651

Net assets at end of year	$4,146,056	$5,643,716	$41,650	$51,575

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MB3 Sub-Account		ME2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$211	$49,604	$25,553
Net realized gains (losses)	107,898	108,547	39,697	178,096
Net change in unrealized appreciation/ (depreciation)	(255,632)	41,331	(659,281)	132,505

Increase (decrease) in net assets from operations	(147,734)	150,089	(569,980)	336,154

Contract Owner Transactions:
Purchase payments received	12,229	11,694	24,039	24,385
Transfers between Sub-Accounts (including the Fixed Account), net	84,035	41,255	55,826	32,445
Withdrawals, surrenders and contract charges	—	—	(72,832)	(33,903)
Mortality and expense risk charges	(342)	(345)	(3,249)	(3,707)
Cost of insurance charges	(43,292)	(36,210)	(42,790)	(40,595)

Net increase (decrease) from contract owner transactions	52,630	16,394	(39,006)	(21,375)

Total increase (decrease) in net assets	(95,104)	166,483	(608,986)	314,779
Net assets at beginning of year	725,106	558,623	3,186,174	2,871,395

Net assets at end of year	$630,002	$725,106	$2,577,188	$3,186,174

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MA7 Sub-Account		MB8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$1,403	$1,302	$16,517	$24,900
Net realized gains (losses)	222	2,037	519,732	(15,620)
Net change in unrealized appreciation/ (depreciation)	(8,607)	(3,275)	(1,003,597)	701,927

Increase (decrease) in net assets from operations	(6,982)	64	(467,348)	711,207

Contract Owner Transactions:
Purchase payments received	281	268	405	516
Transfers between Sub-Accounts (including the Fixed Account), net	7,998	6,600	(313,127)	(212,945)
Withdrawals, surrenders and contract charges	—	—	(23,608)	—
Mortality and expense risk charges	—	—	(3,695)	(5,032)
Cost of insurance charges	(2,839)	(2,316)	(29,042)	(30,609)

Net increase (decrease) from contract owner transactions	5,440	4,552	(369,067)	(248,070)

Total increase (decrease) in net assets	(1,542)	4,616	(836,415)	463,137
Net assets at beginning of year	44,616	40,000	2,896,525	2,433,388

Net assets at end of year	$43,074	$44,616	$2,060,110	$2,896,525

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MF6 Sub-Account		MF2 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$106,630	$114,113	$296,781	$349,390
Net realized gains (losses)	515,770	351,520	22,645	39,700
Net change in unrealized appreciation/ (depreciation)	(2,801,942)	1,595,789	(963,841)	(363,895)

Increase (decrease) in net assets from operations	(2,179,542)	2,061,422	(644,415)	25,195

Contract Owner Transactions:
Purchase payments received	27,186	43,453	165,083	194,563
Transfers between Sub-Accounts (including the Fixed Account), net	(137,087)	(555,471)	(282,559)	(4,728)
Withdrawals, surrenders and contract charges	(4,296)	(930,671)	(28,534)	(401,505)
Mortality and expense risk charges	(8,781)	(11,052)	(17,866)	(19,525)
Cost of insurance charges	(82,224)	(78,958)	(228,074)	(198,401)

Net increase (decrease) from contract owner transactions	(205,202)	(1,532,699)	(391,950)	(429,596)

Total increase (decrease) in net assets	(2,384,744)	528,723	(1,036,365)	(404,401)
Net assets at beginning of year	8,255,900	7,727,177	15,638,023	16,042,424

Net assets at end of year	$5,871,156	$8,255,900	$14,601,658	$15,638,023

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	MG3 Sub-Account		VMG Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$33,192	$27,038	$—	$—
Net realized gains (losses)	364,681	83,749	63,285	257,491
Net change in unrealized appreciation/ (depreciation)	(718,414)	773,873	(256,817)	(288,634)

Increase (decrease) in net assets from operations	(320,541)	884,660	(193,532)	(31,143)

Contract Owner Transactions:
Purchase payments received	73,925	25,680	586	3,551
Transfers between Sub-Accounts (including the Fixed Account), net	(155,857)	2,571	7,266	(169,182)
Withdrawals, surrenders and contract charges	(52,069)	(65,964)	—	(4)
Mortality and expense risk charges	(5,045)	(5,460)	(361)	(931)
Cost of insurance charges	(49,230)	(42,184)	(1,342)	(3,009)

Net increase (decrease) from contract owner transactions	(188,276)	(85,357)	6,149	(169,575)

Total increase (decrease) in net assets	(508,817)	799,303	(187,383)	(200,718)
Net assets at beginning of year	3,765,341	2,966,038	321,978	522,696

Net assets at end of year	$3,256,524	$3,765,341	$134,595	$321,978

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	NMC Sub-Account		NSE Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$—	$57	$50
Net realized gains (losses)	7,347	4,105	1,296	394
Net change in unrealized appreciation/ (depreciation)	(22,660)	(402)	(4,051)	2,283

Increase (decrease) in net assets from operations	(15,313)	3,703	(2,698)	2,727

Contract Owner Transactions:
Purchase payments received	988	1,099	912	1,167
Transfers between Sub-Accounts (including the Fixed Account), net	—	17,105	—	—
Withdrawals, surrenders and contract charges	—	—	1	—
Mortality and expense risk charges	(65)	(75)	(26)	(26)
Cost of insurance charges	(2,142)	(1,009)	(537)	(540)

Net increase (decrease) from contract owner transactions	(1,219)	17,120	350	601

Total increase (decrease) in net assets	(16,532)	20,823	(2,348)	3,328
Net assets at beginning of year	53,653	32,830	14,739	11,411

Net assets at end of year	$37,121	$53,653	$12,391	$14,739

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	O01 Sub-Account		O00 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$—	$—	$—
Net realized gains (losses)	715,978	221,537	35,153	18,110
Net change in unrealized appreciation/ (depreciation)	(1,460,787)	238,729	(86,658)	8,606

Increase (decrease) in net assets from operations	(744,809)	460,266	(51,505)	26,716

Contract Owner Transactions:
Purchase payments received	869	592	3,267	3,267
Transfers between Sub-Accounts (including the Fixed Account), net	22,972	252,641	—	—
Withdrawals, surrenders and contract charges	(24,747)	(242,674)	(1)	(4)
Mortality and expense risk charges	(658)	(814)	(315)	(383)
Cost of insurance charges	(10,081)	(11,296)	(2,556)	(2,684)

Net increase (decrease) from contract owner transactions	(11,645)	(1,551)	395	196

Total increase (decrease) in net assets	(756,454)	458,715	(51,110)	26,912
Net assets at beginning of year	2,420,255	1,961,540	166,443	139,531

Net assets at end of year	$1,663,801	$2,420,255	$115,333	$166,443

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	OGS Sub-Account		OSC Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$—	$9,393	$7,401
Net realized gains (losses)	473,261	228,985	207,568	157,892
Net change in unrealized appreciation/ (depreciation)	(1,505,991)	208,160	(541,667)	214,194

Increase (decrease) in net assets from operations	(1,032,730)	437,145	(324,706)	379,487

Contract Owner Transactions:
Purchase payments received	109,631	192,612	58,987	57,629
Transfers between Sub-Accounts (including the Fixed Account), net	211,600	(90,685)	(23,332)	(52,865)
Withdrawals, surrenders and contract charges	(23,191)	(9,221)	(67,691)	(32,437)
Mortality and expense risk charges	(8,728)	(11,870)	(3,401)	(3,633)
Cost of insurance charges	(75,900)	(75,435)	(29,099)	(27,682)

Net increase (decrease) from contract owner transactions	213,412	5,401	(64,536)	(58,988)

Total increase (decrease) in net assets	(819,318)	442,546	(389,242)	320,499
Net assets at beginning of year	3,176,903	2,734,357	2,008,118	1,687,619

Net assets at end of year	$2,357,585	$3,176,903	$1,618,876	$2,008,118

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P10 Sub-Account		PK8 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$223,962	$40,171	$26,979	$29,320
Net realized gains (losses)	57,721	(670)	(1,551)	10,605
Net change in unrealized appreciation/ (depreciation)	(178,207)	213,610	(125,481)	(57,561)

Increase (decrease) in net assets from operations	103,476	253,111	(100,053)	(17,636)

Contract Owner Transactions:
Purchase payments received	69,654	84,326	35,496	36,059
Transfers between Sub-Accounts (including the Fixed Account), net	(95,623)	(59,455)	(29)	(187,664)
Withdrawals, surrenders and contract charges	(7,499)	(4,255)	—	(71,208)
Mortality and expense risk charges	(3,707)	(3,378)	(1,478)	(1,789)
Cost of insurance charges	(20,965)	(16,448)	(9,193)	(9,220)

Net increase (decrease) from contract owner transactions	(58,140)	790	24,796	(233,822)

Total increase (decrease) in net assets	45,336	253,901	(75,257)	(251,458)
Net assets at beginning of year	993,606	739,705	631,576	883,034

Net assets at end of year	$1,038,942	$993,606	$556,319	$631,576

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	P06 Sub-Account		P07 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$952,710	$630,813	$891,851	$674,249
Net realized gains (losses)	(46,745)	47,414	(436,348)	1,615,042
Net change in unrealized appreciation/ (depreciation)	(2,611,284)	19,860	(5,951,890)	(2,657,382)

Increase (decrease) in net assets from operations	(1,705,319)	698,087	(5,496,387)	(368,091)

Contract Owner Transactions:
Purchase payments received	243,525	254,097	372,316	378,334
Transfers between Sub-Accounts (including the Fixed Account), net	3,565,648	535,545	(323,217)	5,461,575
Withdrawals, surrenders and contract charges	(385,088)	(136,907)	(526,845)	(280,432)
Mortality and expense risk charges	(21,932)	(19,752)	(100,409)	(110,546)
Cost of insurance charges	(210,155)	(184,055)	(501,908)	(448,084)

Net increase (decrease) from contract owner transactions	3,191,998	448,928	(1,080,063)	5,000,847

Total increase (decrease) in net assets	1,486,679	1,147,015	(6,576,450)	4,632,756
Net assets at beginning of year	13,286,585	12,139,570	38,250,596	33,617,840

Net assets at end of year	$14,773,264	$13,286,585	$31,674,146	$38,250,596

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	SCP Sub-Account		R03 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$5,018	$19,393	$—	$—
Net realized gains (losses)	102,216	17,011	1,009	2,563
Net change in unrealized appreciation/ (depreciation)	(251,502)	269,156	(12,941)	4,610

Increase (decrease) in net assets from operations	(144,268)	305,560	(11,932)	7,173

Contract Owner Transactions:
Purchase payments received	176,446	68,072	—	—
Transfers between Sub-Accounts (including the Fixed Account), net	(247,697)	166,405	3	5
Withdrawals, surrenders and contract charges	(5,685)	(118,725)	—	—
Mortality and expense risk charges	(3,058)	(3,689)	(68)	(79)
Cost of insurance charges	(26,503)	(24,418)	(282)	(267)

Net increase (decrease) from contract owner transactions	(106,497)	87,645	(347)	(341)

Total increase (decrease) in net assets	(250,765)	393,205	(12,279)	6,832
Net assets at beginning of year	1,411,345	1,018,140	35,078	28,246

Net assets at end of year	$1,160,580	$1,411,345	$22,799	$35,078

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	307 Sub-Account		REI Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$—	$51,853	$43,082
Net realized gains (losses)	1,613,386	5,865,480	142,911	218,773
Net change in unrealized appreciation/ (depreciation)	(11,440,158)	(1,703,049)	(290,006)	376,148

Increase (decrease) in net assets from operations	(9,826,772)	4,162,431	(95,242)	638,003

Contract Owner Transactions:
Purchase payments received	199,159	222,525	57,491	105,978
Transfers between Sub-Accounts (including the Fixed Account), net	(374,481)	(1,407,617)	10	65,671
Withdrawals, surrenders and contract charges	(140,404)	(553,921)	(33,873)	(440,054)
Mortality and expense risk charges	(24,311)	(34,438)	(4,604)	(4,987)
Cost of insurance charges	(213,466)	(252,251)	(78,285)	(63,410)

Net increase (decrease) from contract owner transactions	(553,503)	(2,025,702)	(59,261)	(336,802)

Total increase (decrease) in net assets	(10,380,275)	2,136,729	(154,503)	301,201
Net assets at beginning of year	25,702,042	23,565,313	2,881,237	2,580,036

Net assets at end of year	$15,321,767	$25,702,042	$2,726,734	$2,881,237

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31, 2022 AND 2021

	RNA Sub-Account		W42 Sub-Account
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Operations:
Net investment income (loss)	$—	$—	$—	$1,094
Net realized gains (losses)	2,943	11,819	(32,534)	5,011
Net change in unrealized appreciation/ (depreciation)	(14,831)	(2,795)	(16,004)	4,502

Increase (decrease) in net assets from operations	(11,888)	9,024	(48,538)	10,607

Contract Owner Transactions:
Purchase payments received	1,024	2,291	25,797	23,614
Transfers between Sub-Accounts (including the Fixed Account), net	—	3,735	(84,090)	(1)
Withdrawals, surrenders and contract charges	—	—	(4,182)	—
Mortality and expense risk charges	(72)	(82)	(286)	(499)
Cost of insurance charges	(2,521)	(2,326)	(2,934)	(5,126)

Net increase (decrease) from contract owner transactions	(1,569)	3,618	(65,695)	17,988

Total increase (decrease) in net assets	(13,457)	12,642	(114,233)	28,595
Net assets at beginning of year	55,827	43,185	141,369	112,774

Net assets at end of year	$42,370	$55,827	$27,136	$141,369

The accompanying notes are an integral part of these financial statements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2022

1. BUSINESS AND ORGANIZATION

Delaware Life Variable Account G (the “Variable Account”) is a separate account of Delaware Life Insurance Company (the “Sponsor”). The Variable Account was established on July 25, 1996 as a funding vehicle for the variable portion of certain individual variable life insurance contracts (collectively, the “Contracts”) issued by the Sponsor. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the Delaware Insurance Department and is an investment company. Accordingly, the Variable Account follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

There are three universal life insurance products in the Variable Account as follows: Corporate VUL, FuturitySM Corporate VUL, and Large Case VUL. The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended. The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities. Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
A21	Invesco V.I. International Growth Fund I	4/29/2022
A70	AB VPS Global Thematic Growth Portfolio (Class B)	5/1/2022
AM2	AB VPS International Growth Portfolio (Class B)	5/1/2022
W42	Wanger USA	5/1/2022

There were no Sub-Accounts merged with existing Sub-Accounts or closed during the current year.

Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio Class 1 Sub-Account (NAR) is active but has had zero balance for more than five years and therefore is not disclosed in the Statements of Assets and Liabilities, Statements of Changes in Net Assets or the financial highlights in Note 9.

Invesco V.I. Value Opportunities Fund Series I Sub-Account (AI6) was active with zero balance for more than five years prior to its closure in 2021 and therefore is not disclosed in the Statements of Assets and Liabilities, Statements of Changes in Net Assets or the financial highlights in Note 9.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

1. BUSINESS AND ORGANIZATION (CONTINUED)

The commencement date related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years), is as follows:

Sub-Account	Effective Date
NSE	April 30, 2019
O00	April 30, 2020

There were no Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Investment Valuation and Transactions

Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2022. Transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are determined on the first in, first out basis. Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units

The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received. The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in Note 5.

Purchase Payments

Upon issuance of new Contracts, the initial purchase payment is credited to the contract in the form of units. All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers

Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt. In addition, transfers can be made between the Sub-Accounts and the “Fixed Account.” The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Contract Loans

Contract holders are permitted to borrow against the cash value of their accounts. The loan proceeds are deducted from the Variable Account and recorded in the Sponsor’s general account as an asset. Contract loan activity is reflected in the Transfers between Sub-Accounts (including the Fixed Account) line on the Statements of Changes in Net Assets.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Federal Income Taxes

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary, a provision may be made in future years.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires Sponsor’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements of investments. Actual results could vary from the amounts derived from Sponsor management’s estimates.

Subsequent events

The Sponsor’s management has evaluated events subsequent to December 31, 2022, noting that there are no subsequent events requiring accounting adjustments or disclosure.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value. Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy described above. If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

The Variable Account uses the Funds’ closing net asset value to determine the fair value of its Sub-Accounts. As of December 31, 2022, the net assets held in the Variable Account were categorized as Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2022. There were no transfers between levels during the year ended December 31, 2022.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

4. RELATED-PARTY TRANSACTIONS

Security Investors, LLC, one of the companies in the investment management businesses of Guggenheim Partners LLC and a related-party of the Sponsor, is the investment advisor to certain Rydex funds and charges a management fee at an annual rate 0.75% of the Rydex funds’ average daily net assets.

The Sponsor provides administrative services necessary for the operation of the Variable Account. The Sponsor absorbs all organizational expenses including the fees of registering the Variable Account and its contracts for distribution under federal and state securities laws.

5. CONTRACT CHARGES

Mortality and expense risk charges

Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted daily from the participant’s account to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor. These charges are reflected in the Statements of Changes in Net Assets. As of December 31, 2022, the deduction is at an effective annual rate based on assets as follows:

	Years 1 - 10	Years 11 - 20	Years 21+
FuturitySM Corporate VUL	0.40%	0.25%	0.20%
Corporate VUL	0.60%	0.20%	0.10%
Large Case VUL	< 0.50%	< 0.10%	< 0.10%

Sales charges

Certain charges are deducted from the premium before it is allocated by Sub-Account. For the Corporate VUL and FuturitySM Corporate VUL products, these charges consist of premium tax, federal Deferred Acquisition Cost (“DAC”) tax and the sales load. The premium tax ranges from 2% to 7% of the premium in most states, except Kentucky which will not exceed 9%. The DAC tax charge is 1.25% of the premium. The sales load is not to exceed 8.75% of the premium up to target premium and 2.25% of the premium in excess of the target premium. For the Large Case VUL product, these expense charges consist of only the premium expense load. The premium expense load is 7.50% of the premium up to target premium and 2.50% of the premium in excess of the target premium.

Administration charges

At the beginning of each month, an account administration fee is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses. For the Corporate VUL and the FuturitySM Corporate VUL products, the monthly charge is $13.75 per policy for each month in the first policy year and $7.50 for months thereafter. For the Large Case VUL products, the monthly charge is $5.00 per policy for each policy month. These charges are reported in the Statements of Changes in Net Assets as part of “Withdrawals, surrenders and contract charges”.

Charges for Life Insurance Protection

On the monthly anniversary of the contract, the cost of insurance is deducted from each Sub-Account through a redemption of units to cover the anticipated cost of providing life insurance. The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of the insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 or 2001 Commissioners Standard Ordinary Mortality Tables, depending on the policy investment start date. These charges are reflected in the Statements of Changes in Net Assets under the “Cost of insurance charges” line item.

Other Contract Charges

The Large Case VUL products also charge a deferred expense load applied to the premium. The maximum charge will not exceed 0.40% of premium.

Premium Taxes

A deduction, when applicable, is made for premium taxes or similar state or local taxes. It is currently the policy of the Sponsor to make this deduction from the premium payment.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

	Purchases	Sales
A70	$1	$11
A71	246,920	17,354
AM2	252,191	105,862
IVP	904	198
A19	110,054	5,944
ASM	6,733	1,532
A54	172,903	123,913
A51	198,000	58,738
308	902,153	192,452
301	260,162	287,074
304	87,589	30,906
309	5,964	1,215
306	185,435	28,180
303	176,255	143,463
302	110,062	174,721
305	58,917	20,751
300	5,117,286	2,567,482
BLG	39,059	102,255
MSV	13,260	153,605
C89	1,016	197
DRS	175,378	188,045
DSV	589,199	432,472
D37	246,867	200,259
001	866	399
SSI	150,245	55,565
D55	346,014	145,199
S61	—	532
D18	174,546	158,233
DTG	212,039	38,338
DSI	13,031,076	17,257,760
DCA	1,470,506	58,306
DSC	6,780	839
DGI	13,319	1,213
FVI	109,155	14,624
FCN	976,479	458,015
F24	49,577	35,942

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
FEI	$568,742	$122,104
FF1	93,673	95,890
FF2	321,976	549,721
FF3	505,487	372,923
FVG	131,665	79,709
FGP	926,537	12,546
F99	647,500	850,403
FHI	45,094	15,874
FIP	10,364	394
FIG	6,084,101	7,504,535
FMC	482,525	371,185
FM8	20,027,511	8,447,696
FOF	26,750	25,724
F91	34,495	30,504
FE3	95,751	12,972
TFS	14,584	11,573
T20	15,959	15,718
TSF	164,580	71,373
F56	323	413
FSS	2,429	1,281
FSC	2,433	632
FRE	12,923	22,854
G31	1,403	22,605
V15	783,356	21,283
VCP	52,550	54,832
A39	37,415	3,337
IB1	582,325	287,608
A21	47,815	4,357
A22	154,048	37,107
I76	25,977	6,489
MVP	18,048	43,579
JM7	98,032	98,659
J43	3,636	762
J32	99,332	12,354
LRI	527,829	705,736
MD8	16,460,583	8,937,724

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
M07	$761,067	$470,032
M35	1,016,408	314,218
M31	117,214	13,234
M80	206,871	32,238
MF1	593,163	125,686
M41	125,780	226,585
M42	91,196	329,171
M06	238,040	486,667
M33	1,349	7,660
M44	76,489	27,847
M40	2,988	304
M83	3,170,824	1,496,343
M08	704,052	479,587
MB7	43,746	39,198
MC0	768,150	184,247
MA0	33,761	28,898
MC1	443,157	332,204
MC3	54,916	40,063
MC6	205,517	16,093
MC9	699,489	238,711
M96	255,462	326,921
MA6	656,888	1,061,324
MA3	40,499	133,349
M97	133,696	158,928
MD5	93,512	1,040,718
M98	383,153	267,233
MD6	7,035	733
MB3	187,325	24,042
ME2	282,663	229,637
MA7	10,137	2,891
MB8	676,455	507,416
MF6	828,861	406,409
MF2	654,439	712,406
MG3	671,580	458,838
VMG	114,190	44,670
NMC	8,561	2,297
NSE	2,182	445

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
O01	$840,422	$135,446
O00	38,186	2,475
OGS	791,335	99,810
OSC	295,853	141,568
P10	457,181	232,295
PK8	74,715	23,902
P06	5,301,752	1,190,362
P07	2,643,723	3,236,090
SCP	245,470	243,039
R03	938	258
307	3,469,566	2,396,039
REI	248,854	108,359
RNA	3,386	1,851
W42	68,217	166,259

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2022 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
A71	1,419	(414)	1,005
AM2	7	(2,846)	(2,839)
IVP	75	(21)	54
A19	3	(74)	(71)
ASM	35	(57)	(22)
A54	3,450	(2,046)	1,404
A51	5,191	(816)	4,375
308	7,581	(4,787)	2,794
301	10,246	(16,031)	(5,785)
304	677	(616)	61
309	85	(32)	53
306	1,399	(620)	779
303	1,878	(1,737)	141
302	1,529	(4,097)	(2,568)
305	2,096	(711)	1,385
300	114,167	(107,274)	6,893
BLG	1,223	(3,798)	(2,575)
MSV	94	(2,654)	(2,560)
C89	48	(12)	36
DRS	2,851	(5,143)	(2,292)
DSV	6,640	(9,203)	(2,563)
D37	3,292	(4,187)	(895)
001	44	(28)	16
SSI	304	(1,159)	(855)
D55	43	(2,291)	(2,248)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
D18	94	(3,311)	(3,217)
DTG	1,576	(346)	1,230
DSI	49,347	(477,420)	(428,073)
DCA	116	(880)	(764)
DSC	45	(25)	20
DGI	27	(25)	2
FVI	1,641	(407)	1,234
FCN	4,878	(5,661)	(783)
F24	389	(642)	(253)
FEI	4,445	(5,063)	(618)
FF1	4,784	(6,151)	(1,367)
FF2	18,864	(31,309)	(12,445)
FF3	11,849	(16,938)	(5,089)
FVG	2,913	(2,126)	787
FGP	11,090	(135)	10,955
F99	4,785	(16,627)	(11,842)
FHI	1,315	(602)	713
FIP	134	(11)	123
FIG	118,081	(240,152)	(122,071)
FMC	8,282	(11,104)	(2,822)
FM8	1,608,007	(712,780)	895,227
FOF	811	(831)	(20)
F91	1,046	(1,010)	36
FE3	2,226	(497)	1,729
TFS	426	(615)	(189)
T20	97	(418)	(321)
TSF	4,172	(2,050)	2,122
F56	11	(13)	(2)
FSS	59	(51)	8
FSC	19	(9)	10
FRE	322	(1,239)	(917)
G31	4	(407)	(403)
V15	—	(1,100)	(1,100)
VCP	18	(1,497)	(1,479)
A39	148	(87)	61
IB1	7,095	(6,954)	141
A21	44	(110)	(66)
A22	1,589	(862)	727
I76	578	(243)	335
MVP	19	(1,429)	(1,410)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
JM7	930	(5,877)	(4,947)
J43	13	(12)	1
J32	414	(662)	(248)
LRI	20,581	(34,284)	(13,703)
MD8	1,351,867	(887,343)	464,524
M07	13,481	(25,803)	(12,322)
M35	18,720	(18,810)	(90)
M31	—	(690)	(690)
M80	1,785	(1,540)	245
MF1	6,458	(3,004)	3,454
M41	1,325	(4,890)	(3,565)
M42	894	(7,494)	(6,600)
M06	11,459	(40,294)	(28,835)
M33	29	(288)	(259)
M44	2,011	(2,577)	(566)
M40	90	(20)	70
M83	82,514	(61,155)	21,359
M08	25,334	(26,863)	(1,529)
MB7	17	(994)	(977)
MC0	8,399	(8,000)	399
MA0	781	(1,089)	(308)
MC1	7,480	(10,793)	(3,313)
MC3	1,169	(2,120)	(951)
MC6	1,286	(265)	1,021
MC9	11,189	(6,464)	4,725
M96	4,105	(11,062)	(6,957)
MA6	34,244	(69,272)	(35,028)
MA3	1,059	(3,763)	(2,704)
M97	215	(7,039)	(6,824)
MD5	223	(27,386)	(27,163)
M98	7,121	(14,161)	(7,040)
MD6	23	(21)	2
MB3	1,762	(871)	891
ME2	6,144	(7,863)	(1,719)
MA7	358	(124)	234
MB8	4,472	(11,096)	(6,624)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
MF6	3,880	(6,455)	(2,575)
MF2	24,313	(53,684)	(29,371)
MG3	10,888	(16,130)	(5,242)
VMG	924	(572)	352
NMC	16	(33)	(17)
NSE	69	(39)	30
O01	3,791	(4,071)	(280)
O00	257	(206)	51
OGS	8,064	(2,983)	5,081
OSC	1,587	(2,965)	(1,378)
P10	21,596	(25,379)	(3,783)
PK8	2,520	(1,230)	1,290
P06	195,497	(52,751)	142,746
P07	80,097	(131,181)	(51,084)
SCP	8,384	(12,994)	(4,610)
R03	—	(6)	(6)
307	59,701	(68,288)	(8,587)
REI	1,132	(2,179)	(1,047)
RNA	16	(36)	(20)
W42	680	(2,938)	(2,258)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2021 were as follows:

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
A71	446	(9,683)	(9,237)
AM2	480	(1,363)	(883)
IVP	81	(16)	65
A19	1	(61)	(60)
ASM	746	(2,604)	(1,858)
A54	2,359	(2,390)	(31)
A51	8,260	(6,942)	1,318
308	8,313	(1,207)	7,106
301	16,381	(13,371)	3,010
304	3,432	(3,519)	(87)
307	79	(28)	51
306	3,211	(2,439)	772
303	6,647	(4,130)	2,517
302	5,613	(4,974)	639
305	756	(13)	743
300	325,873	(251,331)	74,542
BLG	1,199	(3,127)	(1,928)
MSV	135	(189)	(54)
C89	49	(11)	38
DRS	7,816	(31,940)	(24,124)
DSV	12,285	(57,142)	(44,857)
D37	3,575	(7,228)	(3,653)
001	52	(27)	25
SSI	573	(1,402)	(829)
D55	46	(6,621)	(6,575)
S61	—	(18,792)	(18,792)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
D18	274	(265)	9
DTG	14,870	(13,672)	1,198
DSI	53,968	(324,897)	(270,929)
DCA	2,785	(7,220)	(4,435)
DSC	82	(3,636)	(3,554)
DGI	28	(23)	5
FVI	1,681	(282)	1,399
FCN	4,281	(8,235)	(3,954)
F24	318	(552)	(234)
FEI	5,530	(20,293)	(14,763)
FF1	15,906	(36,111)	(20,205)
FF2	35,718	(31,085)	4,633
FF3	29,022	(28,937)	85
FVG	662	(187)	475
FGP	12,558	(12,365)	193
F99	19,665	(13,843)	5,822
FHI	1,446	(10,274)	(8,828)
FIP	12	(11)	1
FIG	369,358	(472,448)	(103,090)
FMC	9,155	(33,882)	(24,727)
FM8	1,230,307	(835,519)	394,788
FOF	9,874	(10,247)	(373)
F91	825	(1,456)	(631)
FE3	2,348	(39,044)	(36,696)
TFS	1,488	(1,668)	(180)
T20	266	(1,089)	(823)
TSF	3,348	(9,639)	(6,291)
F56	5	(12)	(7)
FSS	74	(40)	34
FSC	4,312	(4,302)	10
FRE	150	(1,256)	(1,106)
G31	720	(401)	319
V15	—	(9,995)	(9,995)
VCP	22	(302)	(280)
A39	141	(78)	63
IB1	8,517	(4,642)	3,875
A21	36	(8,168)	(8,132)
A22	2,276	(1,150)	1,126
I76	467	(237)	230
MVP	710	(933)	(223)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
JM7	151,974	(23,582)	128,392
J43	229	(20,557)	(20,328)
J32	174	(166)	8
LRI	17,088	(130,605)	(113,517)
MD8	1,288,341	(1,281,163)	7,178
M07	20,616	(31,437)	(10,821)
M35	20,474	(28,464)	(7,990)
M31	275	(8,111)	(7,836)
M80	1,705	(3,014)	(1,309)
MF1	4,977	(6,115)	(1,138)
M41	5,432	(909)	4,523
M05	6,588	(6,588)	—
M42	7,086	(1,074)	6,012
M06	8,961	(77,258)	(68,297)
M33	20	(186)	(166)
M44	8,125	(6,337)	1,788
M40	99	(20)	79
M83	136,859	(190,282)	(53,423)
M08	40,250	(6,705)	33,545
MB6	—	(408)	(408)
MB7	80	(2,644)	(2,564)
MC0	11,926	(18,017)	(6,091)
MA0	6,051	(26,288)	(20,237)
MC1	9,729	(2,981)	6,748
MC3	4,869	(449)	4,420
MC6	1,341	(421)	920
MC9	2,609	(11,578)	(8,969)
M96	8,655	(27,788)	(19,133)
MD2	370	(1,650)	(1,280)
MA6	39,254	(53,798)	(14,544)
MA3	600	(17,604)	(17,004)
M97	3,684	(4,757)	(1,073)
MD5	4,724	(9,424)	(4,700)
M98	8,648	(357,457)	(348,809)
MD6	26	(20)	6
MB3	1,051	(710)	341
ME2	7,810	(8,346)	(536)
MA7	297	(106)	191
MB8	9,869	(16,998)	(7,129)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
MF6	3,247	(24,990)	(21,743)
MF2	50,750	(82,997)	(32,247)
MG3	15,489	(18,765)	(3,276)
VMG	26	(1,234)	(1,208)
NMC	214	(14)	200
NSE	79	(38)	41
O01	7,472	(7,185)	287
O00	201	(186)	15
OGS	4,834	(4,495)	339
OSC	1,618	(2,623)	(1,005)
P10	10,579	(9,811)	768
PK8	4,208	(14,338)	(10,130)
P06	40,339	(21,202)	19,137
P07	261,134	(55,041)	206,093
SCP	21,708	(18,206)	3,502
R03	—	(6)	(6)
TBC	115,116	(150,578)	(35,462)
REI	4,075	(10,878)	(6,803)
RNA	83	(38)	45
W42	544	(126)	418

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable life contract, other than a pension plan contract, is not treated as a life contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios and the total return, for each of the five years in the period ended December 31, is as follows:

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
A70
2022	—	$34.8708	$12	—%	(27.17%)
2021	—	47.8780	—	—	22.57
2020	—	39.0614	35	0.01	0.39
2019	—	28.0853	25	—	29.78
2018	—	21.6404	19	—	(9.98)
A71
2022	22,329	46.6870	1,044,151	1.12	(4.42)
2021	21,324	48.8456	1,044,446	0.69	27.84
2020	30,561	38.2093	1,169,975	1.31	2.47
2019	31,885	37.2872	1,191,098	1.11	23.61
2018	27,925	30.1650	844,142	0.79	(5.84)
AM2
2022	34,866	38.2508	1,331,119	—	(27.81)
2021	37,705	52.9832	1,997,771	—	8.01
2020	38,588	49.0552	1,892,950	1.10	29.60
2019	45,490	37.8509	1,721,856	0.28	27.23
2018	49,085	29.7499	1,460,293	0.40	(17.60)
IVP
2022	252	10.9546	2,751	5.12	(13.61)
2021	198	12.6805	2,489	2.30	11.08
2020	133	11.4154	1,504	2.13	2.47
2019	76	11.1407	831	—	17.14
2018	90,966	9.5108	865,151	1.32	(22.79)
A19
2022	2,981	66.5917	198,185	—	(39.26)
2021	3,052	109.6414	334,589	—	9.20
2020	3,112	100.4028	312,467	—	53.64
2019	3,180	65.3494	207,793	—	36.01
2018	3,247	48.0487	156,006	—	(1.11)
ASM
2022	1,191	28.5041	33,861	1.09	(15.63)
2021	1,213	33.7842	41,003	0.53	35.95
2020	3,071	24.8509	76,325	0.72	3.37
2019	9,430	24.0409	226,704	0.59	20.10
2018	10,407	20.0180	208,343	0.48	(15.03)
A54
2022	19,909	34.5404	687,642	—	(36.07)
2021	18,505	54.0306	999,800	—	4.20
2020	18,536	51.8504	961,089	—	64.63
2019	14,670	31.4954	462,020	—	30.26
2018	14,509	24.1796	350,813	—	(7.44)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
A51
2022	11,039	$26.2453	$289,366	—%	(38.01%)
2021	6,664	42.3402	282,167	—	(6.06)
2020	5,346	45.0713	240,955	1.02	67.15
2019	7,454	26.9645	200,994	—	29.34
2018	6,963	20.8482	145,174	—	1.44
308
2022	52,200	44.3671	2,314,671	1.97	(8.45)
2021	49,406	48.4637	2,394,420	1.57	27.78
2020	42,300	37.9275	1,604,333	1.88	8.68
2019	40,327	34.8973	1,407,302	2.07	21.38
2018	40,241	28.7508	1,156,969	2.12	(8.66)
301
2022	125,350	15.7504	1,972,116	2.89	(12.58)
2021	131,135	18.0170	2,362,655	1.40	(0.31)
2020	128,125	18.0725	2,315,545	2.38	9.73
2019	42,350	16.4694	697,475	2.72	9.36
2018	41,212	15.0601	620,656	6.29	(0.71)
304
2022	9,387	45.6614	427,983	0.67	(24.74)
2021	9,326	60.6703	565,787	0.37	16.42
2020	9,413	52.1131	490,544	0.38	30.47
2019	10,079	39.9441	402,583	1.04	35.28
2018	16,230	29.5278	479,231	0.58	(9.04)
309
2022	351	36.2617	12,645	2.48	(17.33)
2021	298	43.8652	13,076	1.83	14.78
2020	247	38.2183	9,431	0.74	8.73
2019	4,513	35.1490	158,629	2.08	31.14
2018	3,257	26.8022	87,290	1.72	(9.63)
306
2022	11,061	34.0239	375,821	—	(29.55)
2021	10,282	48.2977	496,580	—	6.74
2020	9,510	45.2485	430,289	0.17	29.72
2019	10,094	34.8810	352,085	0.16	31.52
2018	9,968	26.5219	264,361	0.08	(10.55)
303
2022	6,959	62.7721	434,828	0.34	(29.94)
2021	6,818	89.5934	611,044	0.28	21.99
2020	4,301	73.4439	316,088	0.29	52.08
2019	7,023	48.2932	339,272	0.60	30.77
2018	12,432	36.9289	459,191	0.39	(0.25)
302
2022	7,854	47.4103	371,751	1.28	(16.49)
2021	10,422	56.7739	591,652	1.14	24.10
2020	9,783	45.7503	447,557	1.15	13.55
2019	17,226	40.2925	694,073	1.47	26.14
2018	27,905	31.9436	891,376	1.83	(1.79)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
305
2022	2,137	$26.0905	$55,691	10.07%	(9.26%)
2021	752	28.7545	21,635	7.74	8.42
2020	9	26.5218	241	0.20	7.94
2019	5,584	24.5707	137,191	6.37	12.55
2018	5,713	21.8304	124,702	4.51	(2.34)
300
2022	723,445	22.7130	16,405,390	1.75	(20.79)
2021	716,552	28.6728	20,545,515	2.44	(1.50)
2020	642,010	29.1081	18,687,680	0.64	13.97
2019	731,875	25.5395	18,691,713	1.43	22.88
2018	841,291	20.7838	17,485,166	1.80	(13.13)
BLG
2022	29,091	23.4011	675,973	0.00	(15.86)
2021	31,666	27.8117	880,676	0.92	6.67
2020	33,594	26.0717	875,854	1.36	21.01
2019	33,703	21.5454	726,134	1.01	17.99
2018	54,444	18.2604	994,177	1.18	(7.34)
MSV
2022	12,776	41.9085	534,996	0.85	(16.48)
2021	15,336	50.1750	769,417	0.89	13.64
2020	15,390	44.1535	679,495	1.21	19.96
2019	15,545	36.8062	572,106	1.78	28.98
2018	15,599	28.5366	445,114	1.32	(6.39)
C89
2022	191	20.3317	3,856	—	(28.00)
2021	155	28.2404	4,373	—	18.57
2020	117	23.8173	2,796	—	31.93
2019	64	18.0529	1,148	—	31.75
2018	19	13.7019	263	—	(2.40)
C58 [10]
2019	3	12.9837	34	2.02	25.15
2018	8	10.3747	81	3.18	(16.81)
DRS
2022	51,642	36.0021	1,856,081	3.09	(25.30)
2021	53,934	48.1968	2,599,447	3.10	43.07
2020	78,058	33.6885	2,629,646	2.02	(10.41)
2019	90,183	37.6015	3,391,033	2.13	26.81
2018	86,539	29.6520	2,566,044	2.03	(7.22)
DSV
2022	74,277	47.4401	3,513,157	0.84	(12.09)
2021	76,840	53.9636	4,146,546	0.76	34.42
2020	121,697	40.1464	4,885,683	1.30	(1.90)
2019	118,457	40.9250	4,847,815	1.21	28.14
2018	167,172	31.9377	5,339,076	0.86	(16.72)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
D37
2022	27,627	$58.4647	$1,613,872	0.46%	(13.73%)
2021	28,522	67.7694	1,932,934	0.98	23.18
2020	32,175	55.0178	1,770,217	0.51	11.08
2019	24,979	49.5279	1,237,161	0.56	29.63
2018	23,222	38.2069	887,240	0.17	(12.12)
001
2022	139	18.0513	2,480	1.79	(15.40)
2021	123	21.3365	2,625	1.90	26.69
2020	98	16.8420	1,650	2.32	(12.16)
2019	56	19.1732	1,076	1.94	32.95
2018	38	14.4210	550	3.25	(10.50)
SSI
2022	19,216	37.6945	723,143	0.90	(20.64)
2021	20,071	47.4956	953,279	0.83	14.50
2020	20,900	41.4801	866,915	1.12	19.43
2019	21,431	34.7316	744,319	1.04	25.22
2018	22,649	27.7359	628,181	0.95	(11.23)
D55
2022	34,108	50.2407	1,711,193	0.62	(20.89)
2021	36,356	63.5056	2,308,774	0.56	14.18
2020	42,931	55.6181	2,387,699	1.00	19.09
2019	41,278	46.7030	1,927,772	0.77	24.87
2018	41,387	37.4010	1,547,889	0.72	(11.42)
S61
2022	—	34.0439	10	0.03	(15.80)
2021	—	40.4338	—	0.01	30.50
2020	18,792	30.9838	583,027	1.82	(0.80)
2019	35,320	31.2332	1,103,943	0.71	21.51
2018	41,481	25.7036	1,066,843	1.24	(16.01)
D18
2022	15,229	36.2995	552,178	0.78	(14.08)
2021	18,446	42.2466	779,284	0.61	25.88
2020	18,437	33.5603	618,731	0.85	8.11
2019	20,388	31.0439	632,914	0.67	20.18
2018	27,053	25.8306	698,794	0.57	(15.49)
DTG
2022	14,556	51.2353	744,938	—	(46.39)
2021	13,326	95.5649	1,273,538	—	12.93
2020	12,128	84.6241	1,026,299	0.25	69.92
2019	13,687	49.8019	681,614	—	25.82
2018	14,424	39.5830	570,942	—	(0.98)
DSI
2022	2,188,944	41.7782	91,345,871	1.30	(18.32)
2021	2,617,017	51.1473	133,857,543	1.15	28.41
2020	2,887,946	39.8309	115,032,534	1.59	18.01
2019	2,930,900	33.7528	98,928,633	1.73	31.18
2018	3,218,397	25.7294	82,809,628	1.67	(4.63)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
DCA
2022	89,797	$52.6389	$4,724,416	0.67%	(18.06%)
2021	90,561	64.2447	5,818,282	0.44	27.13
2020	94,996	50.5345	4,800,757	0.79	23.69
2019	99,652	40.8560	4,071,523	1.17	36.10
2018	100,248	30.0199	3,009,564	1.26	(6.85)
DSC
2022	732	34.3932	25,109	—	(16.62)
2021	712	41.2488	29,347	0.20	16.46
2020	4,266	35.4185	151,076	0.66	19.89
2019	4,503	29.5420	133,023	—	21.78
2018	4,591	24.2589	111,368	—	(19.08)
DGI
2022	1,195	47.0009	56,092	0.80	(14.82)
2021	1,193	55.1764	65,828	0.48	25.63
2020	1,188	43.9200	52,162	0.78	24.63
2019	1,181	35.2395	41,609	1.08	29.12
2018	1,197	27.2919	32,660	0.79	(4.68)
DQB[5]
2019	716	24.3566	17,426	1.90	8.06
2018	659	22.5406	14,853	2.74	(2.54)
FVI
2022	12,913	39.7753	513,042	1.26	(17.94)
2021	11,679	48.4714	566,088	0.94	18.26
2020	10,280	40.9866	421,356	1.27	22.39
2019	17,441	33.4892	584,098	2.15	24.51
2018	7,770	26.8973	209,011	1.26	(4.22)
FCN
2022	88,780	92.3245	8,190,918	0.51	(26.31)
2021	89,563	125.2922	11,220,965	0.06	27.83
2020	93,517	98.0112	9,165,232	0.24	30.57
2019	119,502	75.0662	8,970,191	0.47	31.58
2018	118,995	57.0507	6,788,482	0.71	(6.38)
F24
2022	6,803	64.4874	436,764	0.26	(26.49)
2021	7,056	87.7234	620,084	0.03	27.51
2020	7,290	68.7970	502,349	0.08	30.23
2019	9,215	52.8259	487,410	0.22	31.27
2018	11,210	40.2407	451,569	0.31	(6.64)
FEI
2022	239,773	29.0427 to 55.9383	8,491,857	1.92	(4.96)
2021	240,391	30.5578 to 58.8564	8,975,045	1.92	24.89
2020	255,154	24.4671 to 47.1254	7,689,955	1.79	6.69
2019	318,922	22.9320 to 44.1685	9,941,202	2.04	27.44
2018	322,425	17.9939 to 34.6575	7,891,129	2.27	(8.29)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
FF1
2022	15,891	$22.5510	$357,848	2.17%	(14.60%)
2021	17,258	26.4057	455,706	1.23	7.69
2020	37,463	24.5189	918,556	1.72	13.85
2019	26,488	21.5369	570,469	3.12	18.26
2018	12,947	18.2115	235,790	1.31	(5.07)
FF2
2022	38,601	23.2447	895,662	2.11	(15.69)
2021	51,046	27.5699	1,407,332	1.34	9.47
2020	46,413	25.1847	1,168,885	1.37	15.06
2019	64,676	21.8886	1,415,658	2.57	20.13
2018	35,965	18.2211	655,313	1.23	(5.86)
FF3
2022	108,256	25.7417	2,783,318	1.90	(16.87)
2021	113,345	30.9661	3,509,859	1.06	12.37
2020	113,260	27.5569	3,121,090	1.11	16.89
2019	144,936	23.5754	3,416,929	2.38	24.43
2018	103,648	18.9471	1,963,827	1.38	(7.78)
FVG
2022	7,210	44.0390	316,886	1.87	(4.95)
2021	6,423	46.3322	297,599	2.55	25.95
2020	5,948	36.7864	218,818	2.15	7.85
2019	5,799	34.1096	197,813	3.54	30.05
2018	6,780	26.2277	177,829	0.33	(8.98)
FGP
2022	11,457	76.2716	873,213	0.54	(24.46)
2021	502	100.9634	50,708	—	23.21
2020	309	81.9412	25,291	0.06	43.89
2019	240	56.9462	13,683	0.26	34.31
2018	1,093	42.3980	46,362	0.28	(0.17)
F99
2022	70,796	58.9057	4,165,763	0.33	(24.64)
2021	82,638	78.1700	6,462,797	—	22.90
2020	76,816	63.6031	4,888,150	0.04	43.55
2019	95,897	44.3077	4,250,656	0.06	33.98
2018	105,090	33.0713	3,476,720	0.04	(0.43)
FHI
2022	8,929	24.9637	222,287	5.36	(11.37)
2021	8,216	28.1678	231,419	4.69	4.41
2020	17,044	26.9777	459,810	5.06	2.75
2019	19,604	26.2567	514,735	5.24	15.11
2018	18,714	22.8110	426,876	5.64	(3.29)
FIP
2022	550	70.5631	38,642	1.44	(18.21)
2021	427	86.2762	36,594	1.28	28.58
2020	426	67.1012	28,371	1.12	18.24
2019	127,299	56.7504	7,224,082	2.02	31.35
2018	164,678	43.2054	7,114,877	1.76	(4.49)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
FIG
2022	1,133,986	$27.3984	$31,039,422	2.12%	(12.96%)
2021	1,256,057	31.4779	39,538,077	1.98	(0.61)
2020	1,359,147	31.6699	43,043,978	2.19	9.39
2019	1,427,156	28.9502	41,316,493	2.71	9.67
2018	1,478,783	26.3985	39,037,700	2.56	(0.53)
FMC
2022	61,742	35.9727	2,218,874	0.51	(14.74)
2021	64,564	42.1934	2,724,199	0.58	25.60
2020	89,291	33.5930	2,999,546	0.65	18.19
2019	122,927	28.4230	3,493,947	0.73	23.45
2018	221,280	23.0242	5,094,795	0.66	(14.54)
FM8
2022	2,855,433	12.5657	35,842,023	1.60	1.36
2021	1,960,206	12.3970	24,294,683	0.01	0.01
2020	1,565,418	12.3959	19,398,524	0.28	0.28
2019	1,726,434	12.3612	21,334,609	1.93	1.92
2018	1,634,859	12.1288	19,822,839	1.55	1.55
FOF
2022	10,605	25.8778	274,022	1.10	(24.48)
2021	10,625	34.2680	364,102	0.52	19.70
2020	10,998	28.6285	314,868	0.45	15.61
2019	10,300	24.7621	255,055	1.76	27.77
2018	10,004	19.3809	193,885	1.60	(14.81)
F91
2022	5,929	31.5634	186,087	0.86	(24.68)
2021	5,893	41.9065	246,937	0.35	19.39
2020	6,524	35.1005	228,996	0.10	15.33
2019	26,347	30.4340	801,845	1.55	27.50
2018	26,866	23.8697	641,274	1.45	(15.06)
FE3
2022	20,290	23.2348	471,039	2.16	(8.17)
2021	18,561	25.3010	469,610	0.73	4.44
2020	55,257	24.2249	1,338,588	2.79	6.85
2019	56,710	22.6713	1,285,696	0.33	17.38
2018	54,921	19.3147	1,060,789	2.20	(10.55)
TFS
2022	8,805	20.3694	178,987	3.31	(7.39)
2021	8,994	21.9938	197,832	2.11	4.44
2020	9,174	21.0597	193,215	1.17	(0.92)
2019	64,426	21.2543	1,369,331	2.03	12.84
2018	62,634	18.8362	1,179,792	2.87	(15.27)
T20
2022	16,098	27.4912	442,803	3.05	(7.61)
2021	16,419	29.7541	489,482	1.86	4.16
2020	17,242	28.5662	493,441	3.47	(1.16)
2019	20,083	28.9008	581,335	1.68	12.53
2018	19,683	25.6830	506,334	2.41	(15.44)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
TSF
2022	120,963	$32.5496	$3,935,170	0.51%	(11.32%)
2021	118,841	36.7046	4,361,925	1.32	5.26
2020	125,132	34.8707	4,363,374	3.09	5.99
2019	172,278	32.9010	5,668,069	3.01	15.43
2018	174,816	28.5022	4,982,583	2.25	(14.61)
F56
2022	6	30.0794	150	0.15	(11.50)
2021	8	33.9892	269	0.92	4.87
2020	15	32.4104	479	2.90	5.80
2019	12	30.6339	381	2.53	15.15
2018	16	26.6025	412	1.69	(14.85)
FSS
2022	177	29.9465	5,207	2.19	(7.15)
2021	169	32.2542	5,454	3.07	19.52
2020	135	26.9858	3,634	3.68	(4.85)
2019	73	28.3609	2,062	2.01	22.92
2018	48	23.0723	1,096	2.64	(8.86)
FSC
2022	172	41.5655	7,132	—	(33.52)
2021	162	62.5239	10,105	—	10.25
2020	152	56.7087	8,627	—	55.52
2019	135	36.4631	4,911	—	31.80
2018	123	27.6652	3,397	—	(5.15)
FRE
2022	5,237	15.1356	78,988	2.41	(25.92)
2021	6,154	20.4317	125,733	1.04	27.20
2020	7,260	16.0630	116,610	3.27	(5.17)
2019	8,539	16.9383	144,630	2.81	22.62
2018	8,836	13.8142	122,061	2.80	(6.52)
G31
2022	1,712	48.9536	82,381	0.73	(19.74)
2021	2,115	60.9929	129,034	0.99	29.41
2020	1,796	47.1332	84,675	0.82	17.55
2019	2,232	40.0976	89,483	1.23	25.21
2018	2,620	32.0242	83,908	1.18	(6.19)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
V15
2022	87,465	$29.3105	$2,561,361	—%	(31.11%)
2021	88,565	42.5485	3,768,293	—	11.93
2020	98,560	38.0147	3,746,749	0.07	42.35
2019	195,495	26.7045	5,220,586	—	36.76
2018	197,486	19.5272	3,856,346	—	(3.62)
VCP
2022	25,465	43.3318	1,102,641	1.59	1.12
2021	26,944	42.8504	1,154,575	1.87	33.36
2020	27,224	32.1315	874,754	2.48	(0.85)
2019	27,684	32.4076	897,158	2.00	25.30
2018	28,567	25.8640	738,868	1.62	(12.16)
A39
2022	3,996	43.2361	172,518	0.93	(20.55)
2021	3,935	54.4171	214,131	0.69	27.74
2020	3,872	42.6003	164,959	1.39	13.85
2019	3,812	37.4176	142,652	0.98	28.96
2018	3,701	29.0140	107,384	0.91	(9.39)
IB1
2022	59,353	41.7883	2,478,859	1.70	(5.75)
2021	59,212	44.3385	2,625,381	1.63	28.51
2020	55,337	34.5032	1,909,312	2.23	2.09
2019	69,590	33.7958	2,351,850	1.88	25.19
2018	65,750	26.9955	1,774,963	2.02	(13.38)
A21
2022	9,464	37.1341	351,213	1.72	(18.31)
2021	9,530	45.4547	433,181	0.99	5.89
2020	17,662	42.9268	758,163	2.28	14.00
2019	19,613	37.6567	738,547	1.60	28.57
2018	20,387	29.2884	597,092	2.28	(14.98)
A22
2022	13,147	33.8510	443,846	0.37	(14.26)
2021	12,420	39.4811	490,345	0.47	23.24
2020	11,294	32.0349	361,798	0.77	9.25
2019	10,933	29.3230	320,581	0.52	25.28
2018	10,661	23.4066	249,548	0.52	(11.35)
I84[6]
2019	4,329	23.0474	99,780	—	34.34
2018	4,244	17.1561	72,814	—	(5.58)
I76
2022	2,172	26.8851	58,296	—	(20.51)
2021	1,837	33.8204	62,128	0.18	20.40
2020	1,607	28.0896	45,151	0.36	27.24
2019	1,561	22.0754	34,471	—	26.60
2018	1,280	17.4374	22,315	—	(15.08)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
MVP
2022	5,376	$32.9187	$176,663	1.26%	-5.56%
2021	6,786	34.8571	236,582	0.46	19.73
2020	7,009	29.1138	204,093	1.27	(0.92)
2019	5,862	29.3842	172,300	1.17	30.35
2018	5,720	22.5423	128,965	1.07	(13.63)
JM7
2022	217,388	14.6240	3,173,391	1.96	(12.58)
2021	222,335	16.7277	3,719,169	1.12	(1.35)
2020	93,943	16.9574	1,593,055	0.52	7.84
2019	1,015,697	15.7239	15,970,694	2.51	8.18
2018	907,050	14.5355	13,184,439	2.37	0.05
J43
2022	289	47.2640	13,603	0.44	(19.35)
2021	288	58.6051	16,852	1.16	21.38
2020	20,616	48.2807	995,331	0.95	13.69
2019	21,328	42.4687	905,792	0.40	24.58
2018	21,984	34.0905	749,438	0.38	(11.93)
J32
2022	7,201	60.6858	436,789	0.52	(18.69)
2021	7,449	74.6394	555,982	0.74	29.34
2020	7,441	57.7072	429,374	0.76	25.26
2019	7,603	46.0694	350,249	0.85	31.75
2018	7,668	34.9664	268,129	0.82	(6.16)
LRI
2022	165,110	18.4887	3,053,526	3.53	(14.96)
2021	178,813	21.7410	3,891,598	1.84	5.80
2020	292,330	20.5499	6,011,146	2.70	(1.03)
2019	365,015	20.7645	7,583,177	0.91	18.36
2018	388,870	17.5439	6,825,530	1.92	(18.32)
L27[7]
2018	743	23.6066	17,544	0.85	(23.67)
MD8
2022	6,674,319	10.4668 to 14.0233	93,249,536	1.17	1.17
2021	6,209,795	10.3456 to 13.8609	86,050,260	0.00	0.00
2020	6,202,617	10.3456 to 13.8609	85,947,318	0.19	0.22
2019	5,722,123	10.3230 to 13.8306	79,114,534	1.62	1.63
2018	5,525,022	10.1569 to 13.6081	75,160,719	1.24	1.26

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
M07
2022	254,394	$18.3733	$4,670,054	1.72%	(9.58%)
2021	266,716	20.3204	5,419,782	1.83	14.12
2020	277,537	17.8068	4,942,056	2.30	9.81
2019	378,304	16.2156	6,134,426	2.04	20.38
2018	527,288	13.4699	7,102,506	2.10	(5.61)
M35
2022	349,892	17.9454	6,256,158	1.48	(9.84)
2021	349,982	19.9038	6,965,976	1.63	13.84
2020	357,972	17.4847	6,259,029	2.02	9.52
2019	393,175	15.9654	6,277,188	2.17	20.12
2018	400,774	13.2916	5,326,916	1.95	(5.87)
M31
2022	25,580	34.9567	892,447	—	(31.63)
2021	26,270	51.1322	1,343,250	—	23.53
2020	34,106	41.3917	1,411,702	—	31.86
2019	35,544	31.3914	1,115,778	—	38.15
2018	36,693	22.7229	833,775	0.09	2.67
M80
2022	31,403	34.0631	1,067,334	—	(31.80)
2021	31,158	49.9496	1,556,337	—	23.24
2020	32,467	40.5313	1,315,939	—	31.54
2019	32,196	30.8140	992,098	—	37.78
2018	52,240	22.3650	1,168,346	—	2.41
MF1
2022	70,264	33.2315	2,332,324	—	(28.70)
2021	66,810	46.6065	3,113,777	—	14.11
2020	67,948	40.8425	2,775,164	—	36.48
2019	90,695	29.9257	2,714,103	—	38.66
2018	94,156	21.5819	2,032,056	—	1.24
M41
2022	10,432	32.9534	341,532	—	(28.79)
2021	13,997	46.2781	647,774	—	13.88
2020	9,474	40.6389	385,004	—	36.12
2019	22,450	29.8553	670,257	—	38.28
2018	20,704	21.5908	447,011	—	0.95
M05
2021	—	28.5270	—	—	1.80
M42
2022	3,913	19.6092	75,626	—	(29.99)
2021	10,513	28.0111	294,492	—	1.57
2020	4,501	27.5773	124,121	—	45.58
2019	92,087	18.9426	1,744,361	—	41.27
2018	93,144	13.4084	1,248,908	—	(1.72)
M06
2022	284,550	11.4772	3,245,797	2.71	(13.93)
2021	313,385	13.3355	4,179,155	2.61	(0.81)
2020	381,682	13.4448	5,131,671	3.38	8.47
2019	452,419	12.3952	5,607,847	3.25	10.21
2018	554,823	11.2473	6,240,264	3.78	(1.09)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
M33
2022	122	$30.5561	$3,591	0.32%	(17.21%)
2021	381	36.9083	14,052	0.52	24.80
2020	547	29.5735	16,168	0.53	16.59
2019	3,542	25.3647	89,854	0.79	32.95
2018	3,777	19.0788	72,070	0.70	(4.37)
M44
2022	42,330	17.1363	724,243	2.40	0.76
2021	42,896	17.0079	729,579	1.77	14.09
2020	41,108	14.9072	612,816	2.51	5.90
2019	42,449	14.0764	597,528	4.06	25.07
2018	43,510	11.2550	489,711	1.11	1.06
M40
2022	1,473	16.7805	24,690	2.25	0.48
2021	1,403	16.7005	23,434	1.59	13.82
2020	1,324	14.6723	19,416	2.30	5.62
2019	1,201	13.8914	16,677	3.89	24.80
2018	1,137	11.1308	12,654	0.88	0.81
M83
2022	400,310	28.7012	11,481,798	1.46	(5.91)
2021	378,951	30.5032	11,559,259	1.32	25.45
2020	432,374	24.3146	10,512,990	1.49	3.48
2019	513,702	23.4980	12,070,967	2.13	29.80
2018	555,316	18.1031	10,052,932	1.55	(10.09)
M08
2022	113,122	20.0339	2,257,362	1.23	(6.14)
2021	114,651	21.3451	2,447,232	1.22	25.16
2020	81,106	17.0546	1,383,234	1.38	3.22
2019	74,381	16.5224	1,228,950	1.83	29.51
2018	85,553	12.7581	1,091,497	1.32	(10.36)
MB6
2021	—	54.7633	—	1.47	29.53
2020	408	42.2796	17,248	1.65	15.34
2019	453	36.6567	16,591	1.50	29.17
2018	497	28.3777	14,115	1.38	(7.74)
MB7
2022	4,589	48.8993	223,922	0.83	(16.20)
2021	5,566	58.3552	324,785	0.90	29.18
2020	8,130	45.1726	367,234	1.43	15.06
2019	8,489	39.2594	333,258	0.90	28.87
2018	15,529	30.4636	473,055	1.18	(7.99)
MC0
2022	343,815	18.9831	6,519,061	3.42	(16.36)
2021	343,416	22.6953	7,793,919	2.88	(1.40)
2020	349,507	23.0175	8,044,781	3.52	10.57
2019	355,026	20.8175	7,390,741	3.89	14.65
2018	370,914	18.1574	6,734,858	3.89	(3.00)
MA0
2022	8,946	20.6747	183,368	3.11	(16.62)
2021	9,254	24.7965	229,475	1.37	(1.66)
2020	29,491	25.2146	743,610	5.08	10.34
2019	7,047	22.8519	161,044	3.36	14.46
2018	8,806	19.9654	175,810	3.62	(3.31)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
MC1
2022	44,895	$34.6563	$1,552,248	0.09%	(17.48%)
2021	48,208	41.9997	2,024,721	0.29	25.05
2020	41,460	33.5852	1,392,434	0.50	18.39
2019	46,004	28.3694	1,305,110	0.54	32.87
2018	50,580	21.3511	1,079,946	0.37	(4.07)
MC3
2022	24,165	14.3369	345,993	3.99	(19.72)
2021	25,116	17.8581	448,518	0.49	(6.75)
2020	20,696	19.1508	396,338	3.31	10.57
2019	18,688	17.3203	323,685	0.20	20.52
2018	117,085	14.3717	1,682,706	0.33	(13.94)
MC6
2022	11,241	73.0681	820,578	0.19	(19.11)
2021	10,220	90.3289	922,992	0.09	18.52
2020	9,300	76.2133	708,657	0.51	20.76
2019	7,638	63.1122	481,966	0.51	36.01
2018	9,001	46.4032	417,592	0.52	(4.83)
MC9
2022	82,152	37.0077	3,036,546	0.31	(17.88)
2021	77,427	45.0659	3,489,301	0.35	18.20
2020	86,396	38.1276	3,294,055	1.52	16.24
2019	34,168	32.8013	1,120,742	0.75	31.62
2018	38,158	24.9216	950,962	0.73	(9.06)
M96
2022	290,955	24.4248	7,091,616	2.07	(12.26)
2021	297,912	27.8366	8,292,182	2.17	(1.89)
2020	317,045	28.3724	8,994,612	2.87	6.38
2019	365,290	26.6710	9,742,009	2.90	6.53
2018	405,857	25.0369	10,160,788	3.23	0.47
MD2
2022	—	16.9769	2	2.13	(12.45)
2021	—	19.3907	2	0.00	(2.14)
2020	1,280	19.8148	25,374	3.27	6.12
2019	2,836	18.6728	52,960	2.36	6.35
2018	3,614	17.5581	63,450	2.91	0.17
MA6
2022	200,707	13.8721	2,782,117	5.20	(10.51)
2021	235,735	15.5021	3,654,395	4.67	3.49
2020	250,279	14.9798	3,749,132	5.27	5.09
2019	239,587	14.2548	3,415,280	5.26	14.81
2018	254,585	12.4163	3,161,022	11.30	(3.08)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
MA3
2022	2,631	$31.8325	$82,929	6.10%	(10.78%)
2021	5,335	35.6791	190,347	3.75	3.08
2020	22,339	34.6121	773,192	8.46	4.85
2019	4,631	33.0108	152,872	5.62	14.44
2018	4,360	28.8466	125,760	5.42	(3.24)
M97
2022	77,344	26.0543	2,013,525	0.59	(14.95)
2021	84,168	30.6356	2,578,527	0.51	9.27
2020	85,241	28.0375	2,389,945	1.45	15.84
2019	87,594	24.2042	2,120,154	1.23	27.30
2018	88,671	19.0137	1,685,956	1.05	(9.02)
MD5
2022	15,009	38.7503	576,403	0.41	(15.18)
2021	42,172	45.6864	1,926,696	0.39	8.99
2020	46,872	41.9171	1,964,737	1.25	15.50
2019	56,540	36.2915	2,051,913	0.96	27.11
2018	66,254	28.5510	1,891,602	0.80	(9.30)
M98
2022	179,760	23.0952	4,146,056	0.77	(23.56)
2021	186,800	30.2127	5,643,716	0.24	10.55
2020	535,609	27.3283	14,637,284	1.02	20.52
2019	539,533	22.6749	12,233,823	1.89	25.94
2018	583,585	18.0040	10,506,871	1.12	(9.49)
MD6
2022	927	45.0044	41,650	0.10	(19.26)
2021	925	55.7385	51,575	0.25	25.97
2020	919	44.2465	40,651	0.46	22.53
2019	905	36.1120	32,687	0.59	39.95
2018	902	25.8031	23,282	0.49	0.81
MB3
2022	11,581	54.6394	630,002	0.00	(19.45)
2021	10,690	67.8303	725,106	0.03	25.66
2020	10,349	53.9803	558,623	0.23	22.20
2019	9,712	44.1743	429,010	0.26	39.58
2018	16,781	31.6471	531,064	0.34	0.58

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
ME2
2022	96,084	$26.8508	$2,577,188	1.84%	(17.58%)
2021	97,803	32.5775	3,186,174	0.84	11.57
2020	98,339	29.1991	2,871,395	2.48	12.95
2019	51,475	25.8523	1,330,735	1.48	28.04
2018	51,792	20.1902	1,045,696	1.49	(14.12)
MA7
2022	2,098	20.6225	43,074	3.10	(13.85)
2021	1,864	23.9371	44,616	2.91	0.10
2020	1,673	23.9134	40,000	3.57	9.11
2019	1,532	21.9164	33,576	2.86	11.29
2018	2,081	19.6928	40,978	3.71	(2.11)
MB8
2022	58,478	32.2649 to 58.6148	2,060,110	0.74	(18.37)
2021	65,102	39.5276 to 71.8089	2,896,525	0.88	29.64
2020	72,231	30.4911 to 55.3924	2,433,388	0.76	2.23
2019	89,366	29.8250 to 54.1823	3,298,107	0.76	26.78
2018	94,317	23.5258 to 42.7387	2,735,699	0.86	(5.11)
MF6
2022	97,188	60.4515	5,871,156	1.58	(26.94)
2021	99,763	82.7388	8,255,900	1.46	30.12
2020	121,506	63.5843	7,727,177	4.34	1.49
2019	172,086	62.6536	10,783,078	3.57	26.87
2018	192,104	49.3827	9,487,609	4.50	(3.03)
MF2
2022	1,144,679	12.7689	14,601,658	1.98	(4.14)
2021	1,174,050	13.3198	15,638,023	2.22	0.16
2020	1,206,297	13.2990	16,042,424	3.25	4.34
2019	1,166,960	12.7458	14,873,783	2.71	5.19
2018	1,373,799	12.1173	16,646,631	2.01	1.28

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
MG3
2022	97,717	$33.3549	$3,256,524	0.97%	(8.79%)
2021	102,959	36.5674	3,765,341	0.81	30.99
2020	106,235	27.9169	2,966,038	1.14	3.87
2019	143,512	26.8770	3,857,455	1.25	31.12
2018	157,259	20.4982	3,223,734	0.88	(11.45)
VMG
2022	3,075	43.8043	134,595	—	(62.96)
2021	2,723	118.2712	321,978	—	(11.06)
2020	3,931	132.9770	522,696	—	152.30
2019	4,487	52.7062	236,476	—	40.11
2018	2,312	37.6182	86,949	—	10.65
NPP[8]
2018	318	33.0602	10,508	1.25	(1.04)
NMC
2022	633	58.8151	37,121	—	(28.73)
2021	650	82.5286	53,653	—	12.99
2020	450	73.0391	32,830	—	39.98
2019	438	52.1781	22,846	—	32.75
2018	429	39.3062	16,868	—	(6.40)
NLM[9]
2018	—	17.3911	—	—	1.02
NSE
2022	943	13.1710	12,391	0.44	(18.45)
2021	913	16.1512	14,739	0.39	23.48
2020	872	13.0803	11,411	0.56	19.56
2019	1,236	10.9402	13,520	0.42	9.40
O01
2022	43,009	38.6980	1,663,801	—	(30.78)
2021	43,289	55.9078	2,420,255	—	22.57
2020	43,002	45.6136	1,961,540	—	36.59
2019	40,831	33.3953	1,363,625	0.06	36.20
2018	40,454	24.5201	991,985	0.32	(5.73)
O00
2022	9,477	12.1876	115,333	—	(30.98)
2021	9,426	17.6584	166,443	—	19.10
2020	9,411	14.8267	139,531	—	48.27

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
OGS
2022	61,663	$38.3111	$2,357,585	—%	(31.76%)
2021	56,582	56.1456	3,176,903	—	15.49
2020	56,243	48.6154	2,734,357	0.71	27.64
2019	58,701	38.0886	2,235,896	0.90	31.79
2018	59,388	28.9016	1,716,453	0.01	(0.13)
OSC
2022	32,174	50.3745	1,618,876	0.53	(15.83)
2021	33,552	59.8512	2,008,118	0.38	22.55
2020	34,557	48.8371	1,687,619	0.71	19.93
2019	31,437	40.7220	1,280,152	0.20	26.47
2018	31,780	32.1988	1,023,260	0.31	(10.32)
P10
2022	101,120	10.2877	1,038,942	21.36	8.61
2021	104,903	9.4717	993,606	4.36	33.34
2020	104,135	7.1033	739,705	5.84	1.35
2019	76,360	7.0086	535,181	4.69	11.43
2018	58,486	6.2897	367,859	2.09	(14.13)
PK8
2022	29,286	19.0394 to 38.1506	556,319	4.80	(15.71)
2021	27,996	22.5885 to 45.2622	631,576	4.40	(2.56)
2020	38,126	23.1823 to 46.4520	883,034	4.57	6.71
2019	61,147	21.7255 to 43.5329	1,327,684	4.44	14.77
2018	48,215	18.9291 to 37.9296	912,060	4.12	(4.73)
P06
2022	685,031	21.5854	14,773,264	6.81	(11.90)
2021	542,285	24.5021	13,286,585	4.97	5.59
2020	523,148	23.2058	12,139,570	1.46	11.71
2019	560,180	20.7728	11,636,033	1.65	8.44
2018	599,175	19.1566	11,477,686	2.46	(2.20)
P07
2022	1,508,392	21.0347	31,674,146	2.59	(14.30)
2021	1,559,476	24.5445	38,250,596	1.82	(1.27)
2020	1,353,383	24.8593	33,617,840	2.12	8.65
2019	1,283,812	22.8806	29,350,167	3.01	8.36
2018	1,253,306	21.1162	26,442,987	2.55	(0.53)
SCP
2022	44,907	25.8803	1,160,580	0.42	(9.20)
2021	49,517	28.5010	1,411,345	1.48	28.82
2020	46,015	22.1252	1,018,140	1.02	(7.15)
2019	51,573	23.8293	1,228,996	0.70	18.67
2018	49,171	20.0810	987,446	0.67	(8.34)
R02 [11]
2019	886	33.3602	29,549	1.12	45.04
2018	886	23.0004	20,373	0.18	(10.32)
R03
2022	486	46.9311	22,799	—	(34.14)
2021	492	71.2609	35,078	—	25.54
2020	498	56.7623	28,246	0.29	44.96
2019	504	39.1575	19,745	—	36.86
2018	309	28.6111	8,825	—	(1.81)

DELAWARE LIFE VARIABLE ACCOUNT G

(A Separate Account of Delaware Life Insurance Company)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

	At December 31,			For the years ended December 31,
				Investment
		Unit Value	Net	Income
	Units	lowest to highest[3,4]	Assets	Ratio[1]	Total Return[2]
307
2022	385,765	$35.7717 to $48.8670	$15,321,767	—%	(38.50%)
2021	394,352	58.1673 to 79.4611	25,702,042	—	17.62
2020	429,814	49.4531 to 67.5568	23,565,313	—	34.28
2019	484,443	36.8286 to 50.3108	19,619,911	—	29.89
2018	487,554	28.3540 to 38.7338	15,122,847	—	1.92
REI
2022	53,695	50.8606	2,726,734	1.88	(3.34)
2021	54,742	52.6191	2,881,237	1.57	25.55
2020	61,545	41.9112	2,580,036	2.34	1.18
2019	64,372	41.4210	2,666,968	2.32	26.40
2018	72,735	32.7702	2,384,032	1.97	(9.50)
RNA
2022	658	64.6744	42,370	—	(21.51)
2021	678	82.3982	55,827	—	20.80
2020	633	68.2126	43,185	—	44.37
2019	639	47.2475	30,159	0.42	34.93
2018	649	35.0166	22,730	0.16	1.16
W42
2022	925	29.5501	$27,136	—	(33.46)
2021	3,183	44.4113	141,369	0.79	8.90
2020	2,765	40.7819	112,774	—	24.23
2019	2,089	32.8282	68,563	0.26	31.10
2018	1,630	25.0403	40,812	0.10	(1.46)

[1]

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

[2]

Ratio represents the total return for the year indicated and reflects the changes in value of the underlying mutual fund. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented. The total return calculated for the year indicated or from the effective date through the end of the reporting period.

[3]	These unit values are not a direct calculation of net assets over the number of units allocated to the Sub-Account.
[4]

Due to the timing difference of the launch date of certain VUL products, some Sub-Accounts may have multiple unit values even though these products have no expense charges that result in a direct reduction to unit values.

[5]	BNY Mellon Variable Investment Fund: Quality Bond Portfolio, Initial Shares Sub-Account (DQB) merged into Sub-Account MD8 on April 30, 2020.
[6]	Invesco V.I. Mid Cap Growth Fund Series I Sub-Account (I84) merged into Sub-Account O00 on April 30, 2020.
[7]	Lord Abbett Series Fund- International Opportunities Portfolio VC Sub-Account (L27) merged into Sub-Account MD8 on July 31, 2019.
[8]	Neuberger Berman AMT Large Cap Value Portfolio Fund Class 1 Sub-Account (NPP) merged into Sub-Account NSE on April 30, 2019.
[9]	Neuberger Berman AMT Short Duration Bond Portfolio Class I Sub-Account (NLM) is active but has had zero balance since 2018.
[10]	Sub-Account C58 is active but has had zero balance since 2020.
[11]	Sub-Account R02 is active but has had zero balance since 2020.

Delaware Life Insurance Company

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

Report of Independent Auditors

Statutory Financial Statements as of

December 31, 2022 and 2021 and for the Years

Ended December 31, 2022, 2021 and 2020 and

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

KPMG LLP

One Financial Plaza

755 Main Street

Hartford, CT 06103

Independent Auditors’ Report

The Board of Directors

Delaware Life Insurance Company:

Opinions

We have audited the financial statements of Delaware Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital stock and surplus as of December 31, 2022 and 2021, and the related statutory statements of operations, changes in capital stock and surplus, and cash flow for the years then ended, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flow for the years then ended in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Other Matter

The accompanying financial statements of the Company for the year ended December 31, 2020 were audited by other auditors whose report thereon, dated April 28, 2021, expressed an adverse opinion on those financial statements with respect to U.S. generally accepted accounting principles and an unmodified opinion with respect to accounting practices prescribed or permitted by the Delaware Department of Insurance.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Hartford, Connecticut

April 26, 2023

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL STOCK AND SURPLUS

AS OF DECEMBER 31, 2022 AND 2021 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

ADMITTED ASSETS	2022	2021
GENERAL ACCOUNT ASSETS
Bonds	$14,325,528	$13,204,813
Preferred stocks	1,121,391	1,227,981
Common stocks	303,211	551,699
Mortgage loans on real estate	1,387,817	960,456
Cash, cash equivalents and short-term investments	3,141,676	2,399,198
Contract loans	353,608	373,116
Derivatives	609,047	481,781
Other invested assets	1,234,843	1,567,791
Mortgage escrow funds	9,140	1,798
Receivables for securities	286,580	470,229
Investment income due and accrued	344,590	256,611
Amounts recoverable from reinsurers	11,343	11,442
Other amounts receivable under reinsurance contracts	2,426	1,416
Current federal and foreign income tax recoverable	—	11,936
Net deferred tax asset	39,949	11,533
Electronic data processing equipment and software	—	327
Receivables from parent, subsidiaries and affiliates	124,534	2,317
Reinsurance deposit asset	174,387	144,802
Other assets	29,503	23,505

Total General Account assets	23,499,573	21,702,751
SEPARATE ACCOUNT ASSETS	17,680,811	22,677,937

TOTAL ADMITTED ASSETS	$41,180,384	$44,380,688

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES, AND CAPITAL STOCK AND SURPLUS (CONTINUED)

AS OF DECEMBER 31, 2022 AND 2021 (IN THOUSANDS EXCEPT SHARE AND PER SHARE DATA)

LIABILITIES, CAPITAL STOCK AND SURPLUS	2022	2021
GENERAL ACCOUNT LIABILITIES
Aggregate reserve for life contracts	$17,305,820	$16,058,883
Aggregate reserve for accident and health contracts	—	983
Liability for deposit-type contracts	1,562,961	1,363,403
Contract claims	37,646	36,656
Other amounts payable on reinsurance	15,233	22,710
Interest maintenance reserve	16,243	27,764
Commissions to agents due or accrued	13,135	31,701
General expenses due or accrued	34,017	33,178
Transfers from Separate Accounts due or (accrued), net	(113,545)	(109,403)
Remittances and items not allocated	66,421	24,935
Borrowed money and accrued interest thereon	—	93,000
Asset valuation reserve	147,618	234,423
Payable for securities	1,152,825	1,101,003
Payable to parent and affiliates	27,149	57,428
Funds held under reinsurance treaties with unauthorized and certified reinsurers	256,195	253,772
Funds held under coinsurance	191,505	152,630
Derivatives	458,298	155,408
Current federal and foreign income taxes	23,631	—
Other liabilities	59,777	87,936

Total General Account liabilities	21,254,929	19,626,410
SEPARATE ACCOUNT LIABILITIES	17,680,809	22,677,936

Total liabilities	38,935,738	42,304,346

CAPITAL STOCK AND SURPLUS
Common capital stock, $1,000 par value – 10,000 shares authorized; 6,437 shares issued and outstanding	6,437	6,437

Surplus notes	390,213	390,213
Gross paid in and contributed surplus	1,475,920	1,425,920
Unassigned funds	372,076	253,772

Total surplus	2,238,209	2,069,905

Total capital stock and surplus	2,244,646	2,076,342

TOTAL LIABILITIES, CAPITAL STOCK AND SURPLUS	$41,180,384	$44,380,688

See notes to the statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 (IN THOUSANDS)

	2022	2021	2020
INCOME:
Premiums and annuity considerations	$2,436,071	$2,292,669	$2,668,116
Considerations for supplementary contracts with life contingencies	26,204	29,963	29,823
Net investment income	1,113,550	882,824	439,413
Amortization of interest maintenance reserve	4,436	8,765	6,154
Commissions and expense allowances on reinsurance ceded	104,874	108,257	108,465
Reserve adjustments on reinsurance ceded	(897,173)	(1,306,501)	(1,298,243)
Income from fees associated with investment management, administration and contract guarantees from Separate Accounts	336,073	377,490	337,386
Investment (expense) income on reinsurance deposit asset	(154,844)	(416,413)	(159,574)
Reinsurance experience refund	105,218	116,031	119,915
Other income	51,986	60,852	59,147

Total Income	3,126,395	2,153,937	2,310,602
BENEFITS AND EXPENSES:
Death benefits	154,335	176,117	118,761
Annuity benefits	345,465	324,008	285,426
Health benefits	1,639	1,086	867
Surrender benefits and withdrawals for life contracts	1,295,060	1,423,589	1,116,537
Interest and adjustments on contract or deposit-type contract funds	60,691	23,609	(6,582)
Payments on supplementary contracts with life contingencies	45,362	46,079	45,475
Increase in aggregate reserves for life and accident and health contracts	1,245,954	862,341	1,697,602

Total Benefits	3,148,506	2,856,829	3,258,086
Commissions on premiums, annuity considerations and deposit-type contract funds (direct business only)	188,091	286,433	198,030
Commissions and expense allowances on reinsurance assumed	118	117	117
General insurance expenses	278,295	239,504	201,758
Insurance taxes, licenses and fees, excluding federal income taxes	6,119	5,995	5,077
Net transfers from Separate Accounts net of reinsurance	(833,857)	(1,231,685)	(1,130,355)
Investment (income) expense on funds held	47,393	(241,024)	(427,684)
Other (benefits) deductions	63	(14)	(105)

Total Benefits and Expenses	2,834,728	1,916,155	2,104,924
Net income from operations before federal income tax benefit and net realized capital gains (losses)	291,667	237,782	205,678
Federal income tax expense (benefit), excluding tax on capital gains (losses)	46,564	(3,242)	(11,980)

Net income from operations after federal income taxes and before net realized capital gains (losses)	245,103	241,024	217,658
Net realized capital gains (losses) less capital gains tax and transfers to the interest maintenance reserve	14,186	(25,644)	2,892

NET INCOME	$259,289	$215,380	$220,550

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 (IN THOUSANDS)

	2022	2021	2020
CAPITAL STOCK AND SURPLUS, BEGINNING OF YEAR	$2,076,342	$1,598,546	$1,583,313
Net income	259,289	215,380	220,550
Change in net unrealized capital gains (losses), net of deferred income tax	(345,740)	(252,870)	250,146
Change in net unrealized foreign exchange capital gains (losses)	(10,232)	(4,216)	(14,693)
Change in net deferred income tax	26,762	(9,504)	(55,015)
Change in nonadmitted assets	2,654	33,569	(1,091)
Change in liability for reinsurance in unauthorized and certified companies	—	649	(64)
Change in reserve on account of change in valuation basis	—	—	(3,440)
Change in asset valuation reserve	66,457	56,244	(39,777)
Change in surplus notes	—	(167,287)	(7,500)
Contributed surplus	50,000	647,981	7,500
Dividends to stockholder	(100,000)	(200,000)	(65,000)
Prior period adjustment net of tax	33,174	(7,023)	—
Investment (expense) income on funds held - unrealized	185,983	165,444	(276,383)
Other capital changes	(43)	(571)	—

CAPITAL STOCK AND SURPLUS, END OF YEAR	$2,244,646	$2,076,342	$1,598,546

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 (IN THOUSANDS)

	2022	2021	2020
CASH FROM OPERATIONS:
Premiums collected net of reinsurance	$2,824,909	$2,660,490	$2,834,692
Net investment income	1,086,575	1,084,347	821,102
Miscellaneous income	389,289	439,383	398,273

Total receipts	4,300,773	4,184,220	4,054,067
Benefits and loss related payments	(2,960,471)	(3,409,491)	(2,765,571)
Net transfers from Separate Accounts	829,715	1,207,730	1,277,916
Commissions, expenses paid and aggregate write-ins for deductions	(502,314)	(533,179)	(398,428)
Federal and foreign income taxes recovered (paid)	(11,000)	27,515	16,131

Total payments	(2,644,070)	(2,707,425)	(1,869,952)

Net cash from operations	1,656,703	1,476,795	2,184,115

CASH FROM INVESTMENTS:
Proceeds from investments sold, matured, repaid or received
Bonds	2,998,524	4,986,107	4,376,490
Stocks	381,570	599,109	20,830
Mortgage loans	332,138	196,789	217,263
Other Invested Assets	351,593	40,559	65,644
Net gains or (losses) on cash, cash equivalents and short-term investments	—	(11)	8
Miscellaneous proceeds	235,472	440,989	35,887

Total investment proceeds	4,299,297	6,263,542	4,716,122
Cost of investments acquired (long-term only):
Bonds	(4,182,569)	(5,496,463)	(6,153,104)
Stocks	(89,351)	(850,942)	(284,871)
Mortgage loans	(757,256)	(696,196)	(156,028)
Other Invested Assets	(74,038)	(328,732)	(122,239)
Miscellaneous applications	(80,612)	(184,607)	(611,706)

Total investments acquired	(5,183,826)	(7,556,940)	(7,327,948)
Net decrease in contract loans and premium notes	19,540	18,996	8,853

Net cash from investments	(864,989)	(1,274,402)	(2,602,973)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
Bilateral loan agreement with affiliate	(215,217)	93,000	—
Net deposits on deposit-type contracts and other liabilities	199,557	421,507	270,051
Surplus notes	—	—	(7,500)
Capital and paid in surplus	50,000	479,249	107,500
Dividends to stockholders	(100,000)	(200,000)	(65,000)
Other cash provided (applied)	16,424	1,746	34,368

Net cash from financing and miscellaneous sources	(49,236)	795,502	339,419

Net change in cash, cash equivalents and short-term investments	742,478	997,895	(79,439)
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS:
Beginning of year	2,399,198	1,401,303	1,480,742

End of year	$3,141,676	$2,399,198	$1,401,303

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

STATUTORY STATEMENTS OF CASH FLOW

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020 (IN THOUSANDS)

SUPPLEMENTAL SCHEDULE OF NON-CASH ACTIVITIES

	2022	2021	2020
Exchanges and transfers of invested assets	$218,534	$729,264	$525,652
Modified coinsurance reserve adjustment - net (including premium, miscellaneous income, and benefits)	897,173	1,306,501	1,298,243
Capitalized interest	36,536	—	—
Payable to subsidiary for SSAP 72 capital contribution	—	35,000	—
Transfer Lackawanna Casualty to Clear Spring PC Holdings, LLC	—	169,037	—
Surplus note and related interest forgiveness/capital contribution	—	168,732	—
Lackawanna dividend received - invested assets	—	—	19,999
Subsidiary return of capital - invested assets and related accrued interest transferred	—	7,167	—

See notes to statutory financial statements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

1.	DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Delaware Life Insurance Company (the “Company”), is a stock life insurance company incorporated under the laws of Delaware. The Company is a direct, wholly-owned subsidiary of DLIC Sub-Holdings, LLC (“DLSH”), a Delaware limited liability company. DLSH was formed in the first quarter of 2022 as a new holding company subsidiary of the Company’s former parent, DLIC Holdings, LLC (“DLH”) (formerly known as Group One Thousand One, LLC).

The Company is authorized to transact business in 49 states, the District of Columbia, Puerto Rico and the U.S. Virgin Islands. The business of the Company includes the issuance, administration and servicing of a variety of wealth accumulation products, protection products, and institutional investment contracts. These products include individual and group fixed and variable annuities, individual and group variable life insurance, individual universal life insurance, funding agreements, and group life and disability insurance.

In the normal course of business, the Company reinsures portions of its individual life insurance, annuity, and group insurance exposure with both affiliated and unaffiliated companies using indemnity reinsurance agreements.

BASIS OF PRESENTATION - ACCOUNTING PRACTICES

The accompanying financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Delaware Department of Insurance (the “Department”). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Delaware for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under Delaware’s insurance laws. The National Association of Insurance Commissioners’ (“NAIC’s”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted accounting principles by the State of Delaware. The Company has no permitted or prescribed practices that differ from NAIC SAP.

There was no difference in the Company’s net income (loss) or capital stock and surplus between NAIC SAP and practices prescribed and permitted by the State of Delaware as of December 31, 2022 and 2021 and for the years ended December 31, 2022, 2021 and 2020.

Accounting principles and procedures of the NAIC as prescribed or permitted by the Department comprise a basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). The effects on the financial statements of the differences between NAIC SAP and GAAP are not reasonably determinable and are presumed to be material. The primary differences between GAAP and NAIC SAP can be summarized as follows:

•

The Asset Valuation Reserve (“AVR”) and Interest Maintenance Reserve (“IMR”) are eliminated with unrealized gains and losses reported directly in equity and realized gains and losses reported in income;

•	Certain assets designated under NAIC SAP as “nonadmitted assets” are included in the GAAP balance sheet rather than excluded from assets in the statutory balance sheet;

•	Certain policy acquisition costs and sales inducements are deferred and amortized over the estimated life of the policies for GAAP rather than charged to operations as incurred;

•

Policy and contract reserves for traditional life insurance are based on best estimates of expected mortality, morbidity, persistency and interest for GAAP rather than based on prescribed methodologies;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

•

Policy reserves on universal life and certain investment products are reported at account value, including additional liabilities for certain guaranteed benefits such as lifetime income benefit riders valued using actuarial assumptions for GAAP, rather than using prescribed statutory methodologies under NAIC SAP;

•	Certain premiums for life and annuity contracts are recognized as deposits for GAAP rather than recorded as premiums in the period received;

•

Investments in wholly owned insurance subsidiaries, other entities under the control of the Company, and certain variable interest entities are consolidated in the Company’s financial statements rather than being carried at the Company’s share of the underlying audited GAAP equity or statutory surplus of a domestic insurance subsidiary;

•

The carrying value of investments in subsidiaries is adjusted for any unamortized goodwill as provided for in Statement of Statutory Accounting Principles (“SSAP”) No. 68, Business Combinations and Goodwill (“SSAP No. 68”). Goodwill includes direct costs of an acquisition that are expensed under GAAP. Admissibility of goodwill is subject to certain limitations, and is amortized to unrealized gains and losses. Amortization of goodwill is elective for private companies under GAAP and is amortized to expense;

•

For equity method investments under GAAP, investee earnings and losses are reported in income and dividends of undistributed earnings reduce the carrying value of the investment. Under NAIC SAP, investee earnings and losses are reported as a change in unrealized gain/loss in capital and surplus, while dividends of accumulated undistributed earnings are reported in investment income;

•

Bonds designated as available for sale and trading securities are reported at fair value for GAAP rather than at amortized cost (or lower of cost or market for bonds with NAIC designations of 6), with unrealized gains and losses reported in equity and income, respectively;

•

Equity/fund investments such as mutual funds and exchange traded funds are classified as equity securities and reported at fair value with changes in fair value reported in earnings under GAAP. Under NAIC SAP, these qualify for special bond treatment and are reported using the systematic valuation method;

•

All equity securities, excluding equity method investments, are carried at fair value with changes in fair value reported in earnings for GAAP rather than as unrealized gains and losses in capital and surplus for NAIC SAP;

•

Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance for NAIC SAP. Assets and liabilities are reported gross of reinsurance for GAAP and net of reinsurance for NAIC SAP;

•

The statements of cash flow reconcile to changes in cash, cash equivalents and restricted cash for GAAP. Under NAIC SAP, the Statutory Statements of Cash Flow reconcile to changes in cash, cash equivalents and short-term investments with original maturities of one year or less. A reconciliation of net income to net cash provided by operating activities is not required;

•

Generally, changes in deferred taxes are reported as a component of net income under GAAP. Under NAIC SAP, changes in deferred taxes are direct adjustments to surplus and separately reported in the Statutory Statements of Changes in Capital Stock and Surplus;

•	Money market funds are classified as short-term investments under GAAP and cash equivalents under NAIC SAP;

•

Certain contracts with a market value adjustment (“MVA”) feature are classified within the Company’s General Account under GAAP, but are classified within the Company’s non-insulated Separate Accounts under statutory accounting principles;

•

Contracts that contain an embedded derivative, including fixed index annuities, are bifurcated from the host contract and accounted for separately under GAAP. Under NAIC SAP, contracts that contain an embedded derivative are not bifurcated and are accounted for as part of the host contract;

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

•

Surplus notes designated as available for sale are reported at fair value for GAAP rather than at amortized cost for surplus notes with a NAIC rating of 1 or 2. Surplus notes with a NAIC rating 3-6 are reported at the lower of amortized cost or fair value; and

•

The majority of derivatives are carried at fair value on both a GAAP and statutory accounting basis. Unrealized gains and losses on derivatives are recognized in income for GAAP purposes and are recognized in surplus on a statutory basis. The Company designates derivatives as hedges on a limited basis which results in unrealized gains and losses on those derivatives being recognized in income.

USE OF ESTIMATES

The preparation of financial statements in conformity with statutory accounting principles prescribed or permitted by the State of Delaware requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, aggregate reserves for life policies and annuity contracts, deferred income taxes, provision for income taxes, and other-than-temporary-impairments (“OTTI”) of investments.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities, mortgage loans, and derivatives. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize potential losses. For securities in an unrealized loss position, management has the positive intent and ability to hold the securities until recovery.

INVESTMENTS

Bonds

Investments in bonds, mortgage-backed securities (“MBS”), and asset-backed securities (“ABS”) are stated at amortized cost using the scientific method. Where the NAIC designation of the bond has fallen to 6 and the fair value has fallen below amortized cost, they are stated at fair value. Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively. As part of this process, the NAIC appointed a third-party vendor for each security type to develop a revised NAIC designation methodology. The ratings for residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) are determined by comparing the insurer’s carrying value divided by the remaining par value to price ranges provided by the third-party vendor corresponding to each NAIC designation. Comparisons are initially made to the model based on amortized cost. Where the resulting designation is NAIC 6 per the model, further comparison based on fair value is required, which in some cases, results in a higher final NAIC designation.

The definition of structured securities under SSAP No. 43R, Loan Backed and Structured Securities - Revised, (“SSAP No. 43R”) includes certain types of ABS and MBS securities that do not follow the revised rating methodology described above, including, but not limited to, equipment trust certificates, credit tenant loans, 5*/6* securities, interest-only securities, and those with Securities

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Valuation Office (“SVO”) assigned NAIC designations. Interest income on bonds, MBS and ABS is recognized when earned based upon estimated principal repayments, if applicable. For bonds subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 3.

Preferred Stocks and Common Stocks

Preferred stocks are stated in accordance with guidance provided in SSAP No. 32R, Investments in Preferred Stock (“SSAP No. 32R”). Effective January 1, 2021, perpetual preferred stocks and mandatory convertible preferred stocks are reported at fair value and can not exceed effective call price. Redeemable preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6. Redeemable preferred stocks with an NAIC rating designation of 4, 5, or 6 are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value, except for investments in subsidiaries. The latter are carried based on the underlying audited statutory equity of the subsidiary for insurance subsidiaries and audited GAAP equity for non-insurance subsidiaries. The Company accounts for its investments in subsidiaries in accordance with SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities (“SSAP No. 97”). OTTI on stocks is evaluated under the methodology described in Note 3.

Mortgage Loans on Real Estate

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or derecognized in the Company’s Statements of Admitted Assets, Liabilities and Capital Stock and Surplus on the loan’s trade date. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method. Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and the Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

Interest income is recognized on mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method. Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed in a non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income. The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured. If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Cash, Cash Equivalents, and Short-Term Investments

Cash, cash equivalents, and short-term investments are liquid assets. The Company’s cash equivalents primarily include commercial paper and money market instruments, which have an original term to maturity of less than three months. The carrying value for cash, cash equivalents, and short-term investments is stated at amortized cost, which approximates fair value. Short-term investments, with the exception of money market instruments which are carried at fair value per SSAP No. 2R, Cash, Cash Equivalents, Drafts and Short-Term Investments (“SSAP No. 2R”), include bonds with a term to maturity exceeding three months, but less than one year on the date of acquisition.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Derivatives

As part of the Company’s overall risk management strategy, the Company uses over-the-counter (“OTC”) and listed options, exchange-traded futures, currency forwards, currency swaps, interest rate swaps and swaptions. Derivatives are accounted for in accordance with SSAP No. 86, Derivatives (“SSAP No. 86”).

Interest rate swaps are employed for duration matching purposes, in replication transactions, and to hedge the guaranteed minimum living benefit offered in some of the Company’s variable annuity policies. Interest rate swaps are reported at fair value except those used in replication transactions which are reported at amortized cost. Changes in fair value are recorded as unrealized gains/losses within surplus.

The Company utilizes listed put and call options and exchange-traded futures on the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) and other indices to hedge against stock market exposure inherent in the mortality and expense risk charges and guaranteed minimum death and living benefit features of the Company’s variable annuities. These options are reported at fair value. Changes in fair value for options are recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income.

The Company also purchases OTC and listed call options and exchange-traded futures on the S&P 500 Index and other indices to economically hedge its obligations under certain fixed index annuity (“FIA”) contracts. The interest credited on these products is based on the changes in the indices. These instruments are purchased directly or through its wholly owned investment subsidiary, DL Investment Holdings 2016-1, LLC (“DLIH 2016-1”). Options purchased and held by the Company are reported at fair value with changes in fair value recorded in unrealized gains/losses within surplus. The daily cash variation margin settlements for futures are recorded as a component of net investment income. Income distributions from DLIH 2016-1 are reported as a component of net investment income.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company uses currency swaps and currency forwards to hedge against the risk of fluctuations in foreign currency exchange rates. Currency swaps and currency forwards are reported at fair value. Changes in fair value are recorded as unrealized gains/losses within surplus.

Swaptions are utilized by the Company to hedge exposure to interest rate risk. At the trade date of a swaption, a premium is paid to the counterparty and recorded as an asset. At expiration, swaptions either cash settle for value, settle into an interest rate swap, or expire worthless. Swaptions are reported at fair value and changes in fair value are recorded in unrealized gains/losses within surplus.

Other Invested Assets

Other invested assets include low income housing tax credits (“LIHTCs”), surplus debentures, non-rated residual tranches on asset-backed securities, and collateral loans. The Company also has ownership interests in joint ventures, partnerships and LLCs which are carried at values based on the audited GAAP equity of the investee in accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies (“SSAP No. 48”), and SSAP No. 93, Low Income Housing Tax Credit Property Investments (“SSAP No. 93”). Audited financial statements for these investments are received on an annual basis. OTTI on other invested assets is evaluated under the methodology described in Note 3.

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

The Company participates in repurchase agreements where the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities at a stated price on a specified date. The Company accounts for repurchase agreements as short-term borrowings reported as liabilities under payable for securities. The Company also participates in reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities at a stated price on a specified date. The Company accounts for the amount paid for securities under the reverse repurchase agreements as short-term investments.

NET INVESTMENT INCOME AND ACCRUED INVESTMENT INCOME

Investment income is recorded when earned. Dividends are recorded on the ex-dividend date.

Accrued investment income is comprised of accrued interest on bonds, preferred stock, short-term investments, mortgage loans, contract loans, other invested assets and dividends declared but not yet received on common stock. Accrued investment income more than 90 days past due is nonadmitted and reported as a direct reduction of surplus in the Statutory Statements of Changes in Capital Stock and Surplus, with the exception of mortgage loans. Accrued investment income on mortgage loans is recorded as investment income when such interest is deemed collectible, except for interest that is 180 days past due.

POLICY AND CONTRACT RESERVES

The reserves for life insurance policies and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. These liabilities include estimates of the expenses that will be incurred in connection with the payment of benefits. The amounts reported are based upon historical experience, adjusted for trends and current circumstances. Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses. Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Unpaid losses and claims adjustment expenses for health insurance contracts include an amount determined from individual case estimates and loss reports, if necessary. An amount based on past experience and current payment trends is estimated for losses incurred but not reported. Such liabilities are necessarily based on assumptions and estimates and, while management believes the amount is adequate, the ultimate liability may be in excess of or less than the amount provided. The methods for making such estimates and for establishing the resulting liabilities are continually reviewed and any adjustments are reflected in the period determined.

DEPOSIT-TYPE CONTRACTS

Liabilities for funding agreements, investment-type contracts such as supplementary contracts not involving life contingencies, and certain structured settlement annuities are based on account value or accepted actuarial standards and methods including use of prescribed interest rates.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds, mortgage loans, and derivatives, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes (“SSAP No. 101”). Under the applicable asset and liability method for recording deferred income taxes, deferred tax assets (“DTAs”), net of any nonadmitted portion, and deferred tax liabilities (“DTLs”) are recognized for the future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and deferred tax liabilities are measured using the enacted tax rates on which those temporary differences are expected to be recovered or settled. The change in deferred taxes is charged or credited directly to surplus. Gross deferred tax assets are first reduced by a statutory valuation allowance, if deemed appropriate. The Company then determines the admissibility of the remaining net deferred tax assets, after valuation allowance, subject to admissibility limitations set forth in NAIC SAP.

FUNDS HELD UNDER COINSURANCE AND REINSURANCE

Certain of the Company’s individual life insurance, annuity, and group insurance policies are reinsured on a coinsurance and funds held coinsurance basis with both affiliated and unaffiliated companies using indemnity reinsurance agreements. The Company accounts for funds held under coinsurance in accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (“SSAP No. 61R”). The amounts withheld by the Company under these arrangements are recorded as liabilities on the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus.

SEPARATE ACCOUNTS

The assets and liabilities of the separate account shown in the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus are reported at fair value or if there is no readily available market, then in accordance with the valuation procedures in the applicable contract. These represent funds that are segregated and maintained for the benefit of separate account contract-holders.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

PREMIUM REVENUE

Life insurance premiums are recognized as income over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received.

COMMISSIONS AND EXPENSE ALLOWANCES

Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred in accordance with SSAP No. 71, Policy Acquisition Costs and Commissions (“SSAP No. 71”).

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

Revisions to SSAP No. 71 were adopted with an effective date of December 31, 2021. The revisions modified SSAP No. 71 such that an insurance entity cannot use levelized commission arrangements to delay establishment of a liability regardless of how the arrangement is structured with regards to policy persistency or timing of payment. The Company reviewed its commission programs as a result of the adoption of changes to SSAP No. 71, which apply to contracts in effect as of December 31, 2021. As a result, the Company made one-time, accelerated payments totaling $72.0 million in settlement of all material levelized commission arrangements. The settlements are reported in the Statutory Statement of Operations as commissions on premiums, annuity considerations, and deposit-type contract funds (direct business only). As of December 31, 2021, the Company had no material levelized commission arrangements.

In December 2021, the Company early adopted the revisions to SSAP No. 43R related to the accounting and reporting for non-rated residual investments. The Company transferred its non-rated residual tranches from bonds to other invested assets and valued the residual tranches at the lower of cost or fair value.

CORRECTIONS OF ERRORS

During 2022, the Company discovered an error related to the calculation of investment income on certain bond investments, which resulted in accrued investment income and net investment income being understated. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital Stock and Surplus in the amount of $36.8 million.

During 2022, the Company discovered an error related to the carrying value of certain other invested assets whereby certain of these assets were not carried at the lower of cost or fair value, resulting in other invested assets and the asset valuation reserve being overstated. This error has been adjusted and recorded, net of tax, in the Statutory Statements of Capital Stock and Surplus in the amount of $(3.6) million.

During 2021, the Company discovered an error related to the calculation of actuarial reserves. This error has been adjusted and recorded, net of tax, as a decrease to surplus in the Statutory Statements of Capital Stock and Surplus in the amount of $7.0 million.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

2.	RELATED-PARTY TRANSACTIONS

The Company has significant transactions with and investments in affiliates and other related parties. The purpose of these investments is to generate investment returns in line with the Company’s overall investment strategy. All investments in affiliated entities and related parties are valued in accordance with the accounting policies described in Note 1 unless otherwise noted below.

Investments in Affiliates and Related Parties

At December 31, 2022 and 2021, the Company held investments in affiliates and related parties, including investments in subsidiaries, as follows:

(In Thousands)	Carrying Value
	December 31,
	2022	2021
Cash Equivalent	$59,803	$101,891
Short-Term Investments	536,030	444,520
Bonds	343,021	433,021
Preferred Stocks	243,199	255,000
Common Stocks	169,831	453,553
Commercial Mortgage Loans	—	2,720
Other Invested Assets	352,141	607,359

Total	$1,704,025	$2,298,064

Short-term investments in affiliates primarily relate to investments in Wright STF III, LLC (“Wright”). During 2022, the Company had $606.5 million of acquisitions of short-term investments/cash equivalents in Wright offset by $449.0 million of proceeds from sales/maturities which increased the prior year balance of affiliated short-term investments of $375.0 million to $532.5 million as of December 31, 2022. During 2021, the Company had $535.0 million of acquisitions of short-term investments/cash equivalents in Wright offset by $225.0 million of proceeds from sales/maturities which increased the 2020 balance of affiliated short-term investments of $65.0 million to $375.0 million as of December 31, 2021. The Company recorded $6.4 million, $13.8 million, and 12.8 million of investment income and the average yield on these short-term investments was 4.91%, 5.47%, and 6.37% in 2022, 2021, and 2020, respectively.

DL Investment Holdings 2015-1, LLC (“DLIH 2015-1”) is an affiliated investment holding company with both common and preferred units. The Company owns all 255,000 issued and outstanding Series A Preferred Units (the “Preferred Units”) with a par value of $255.0 million. The Preferred Units are non-voting member units that entitle the Company to a 6% yield that compounds quarterly with distributions that take priority over common unit distributions. As of December 31, 2022 and 2021, the carrying value of the Preferred Units was $243.2 million and $255.0 million, respectively.

The Company’s investment in subsidiaries is reflected in the common stock total above and is primarily comprised of the Company’s investment in Delaware Life Insurance Company of New York (“DLNY”), which had a carrying value of $160.4 million and $444.0 million as of December 31, 2022 and 2021, respectively. The decrease in the carrying value of this investment was driven primarily by a distribution received by the Company in 2022 that is disclosed below. On November 18, 2022, the Company announced the execution of a definitive agreement to sell DLNY to Nassau Financial Group, L.P. The transaction is subject to customary closing conditions, including receipt of regulatory approvals.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company owns controlling membership interests in the following limited liability companies, which are carried as other invested assets: Clear Spring PC Holdings, LLC (“CSPCH”); DL Private Placement Investment Company I, LLC; Ellendale Insurance Agency, LLC (“Ellendale”); Delaware Life 1099 Reporting Company, LLC (“DL 1099”); DLIH 2016-1; DL Investment Holdings 2016-2, LLC (“DLIH 2016-2”); IDF IX, LLC; DL Service Holdings, LLC; and NCS Franklin Park, LLC. During 2021, the Company’s share of losses of one such entity, Ellendale, exceeded the investment value before “nonadmit” adjustments. Therefore, in accordance with SSAP No. 48, the Company ceased equity method accounting. This had no impact to the surplus of the Company since the value of Ellendale was nonadmitted in the prior year.

In February 2022, the Company sold its wholly-owned non-insurance holding company, Clear Spring Health Holdings, LLC (“CSHH”), to DLSH. The proceeds of the sale were $195.3 million and the Company’s surplus increased by $151.8 million as a result of the sale due to the reversal of cumulative unrealized losses of $143.9 million and a $7.9 million realized gain. The carrying value of CSHH as of December 31, 2021 is included within other invested assets in the table above.

Goodwill

The Company carries goodwill in the investment value of subsidiaries related to direct statutory purchases and indirect purchases of downstream insurance subsidiaries by noninsurance holding company subsidiaries. Admitted goodwill is limited to 10% of adjusted capital and surplus under SSAP No. 68.

On December 30, 2020, the Company purchased 200 units of its 80% owned subsidiary, CSPCH, representing the 20% minority interest previously held by a third party. Clear Spring Property and Casualty Company (“CSP&C”), a Texas domiciled property and casualty company, is an indirect wholly-owned subsidiary of CSPCH. The goodwill related to this purchase is shown in the table below. Additional goodwill from the original purchase of CSP&C by downstream non-insurance holding companies is not shown in the table below but is embedded in the Company’s investment value of CSPCH.

On April 1, 2019, the Company acquired Clear Spring Casualty Insurance Company, formerly known as Lackawanna Casualty Company (“LCC”), a worker’s compensation insurance company, and its subsidiaries, Clear Spring American Insurance Company, formerly known as Lackawanna American Insurance Company (“LAIC”), and Clear Spring National Insurance Company, formerly known as Lackawanna National Insurance Company (“LNIC”). On December 30, 2021, after LCC redomesticated from Pennsylvania, its original state of domicile, to Texas, the Company contributed its direct investment in LCC to CSPCH at the statutory value of LCC. CSPCH subsequently contributed LCC at its statutory value to CSP&C through a wholly-owned intermediary non-insurance holding company. As such, the goodwill reported in the table below for LCC is reflected in the Company’s book value of CSPCH as of December 31, 2022 in addition to the goodwill noted above.

The transactions described above were each accounted for as a statutory purchase by the Company and are reported in the table below. Indirect goodwill derived from the purchase of CSP&C by CSPCH is not considered a statutory purchase by the Company and is excluded from the table below. Additionally, as a result of the sale of CSHH disclosed above, the Company’s total admitted goodwill decreased by $16.2 million from December 31, 2021 to December 31, 2022. Total goodwill related to CSPCH and CSP&C from all sources reflected in the book value of CSPCH as of December 31, 2022 was $45.8 million, representing 18.6% of the total book value, and is inclusive of $1.9 million of indirect goodwill referenced above. A summary of the Company’s goodwill related to statutory purchases is as follows:

(In Thousands)
Purchased entity	Acquisition date	Cost of acquired entity	Original amount of goodwill	Original amount of admitted goodwill	Admitted goodwill as of the reporting date	Amount of goodwill amortized during the reporting period	Book Value of SCA	Admitted goodwill as a % of SCA BACV, gross of admitted goodwill
LCC/CSPCH*	4/1/2019	$171,728	$61,162	$61,162	$38,226	$6,116	$246,992	15.5%
CSPCH	12/30/2020	$12,200	$8,553	$8,553	$5,702	$1,426	$246,992	2.3%

*	Unamortized goodwill from the Company’s statutory purchase of LCC is shown in the table above as a percentage of the book value of CSPCH.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Dividends/Distributions

Refer to Note 16 for disclosure of dividends paid by the Company and capital contributions received by the Company.

During 2022, 2021, and 2020, the Company recognized the following dividends and distributions from subsidiaries:

(In Thousands)
Date	Entity	Amount	Form	Asset Description
May 18, 2022	DLNY	$54,026	Dividend	Cash
December 12, 2022	DLNY	$200,000	Extraordinary dividend (a)	Cash

August 9, 2021	DLIH 2016-1	$30,000	Dividend	Cash
November 9, 2021	DLIH 2016-1	$20,000	Dividend	Cash
October 14, 2021	DL 1099	$30	Return of capital	Cash
October 26, 2021	DLNY	$58,232	Dividend	Cash
December 15, 2021	Delaware Life Reinsurance (U.S.) Corp. (“DLOK”)	$13,000	Return of capital	Invested assets and cash
December 31, 2021	DLIH 2016-1	$23,000	Dividend	Accrual (b)

March 17, 2020	CSHH	$2,000	Return of capital	Cash
November 20, 2020	LCC	$20,000	Extraordinary dividend	Invested assets and cash
December 31, 2020	DLIH 2016-1	$40,000	Dividend	Accrual (b)

(a)	In accordance with SSAP No. 72, Surplus and Quasi-Reorganizations (“SSAP No. 72”), $0.9 million recognized as dividend income and $199.1 million recognized as a return of capital.
(b)	Receivable reflected in Investment Income Due and Accrued as of December 31, 2021 and 2020, respectively.

In addition to the above distributions, on December 30, 2022 and December 31, 2021, the Company received $15.6 million of preferred dividends from DLIH 2015-1.

Debt and Surplus Note Transactions

In December 2022, Group 1001 Finance, LLC (“Group 1001 Finance”) purchased $29.8 million of surplus notes that were previously issued by the Company to an unrelated party. Refer to Note 16 for additional details.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

In April and May 2021, the Company loaned Clear Spring Health Insurance Company (“CSHIC”) a total of $60.0 million under a $70.0 million demand promissory note. The interest rate on the $70.0 million note was 3% through September 30, 2021, after which the interest rate increased to 8%. The $60.0 million outstanding was repaid to the Company plus $0.8 million of interest in October 2021, and the demand promissory note was subsequently replaced by a $20.0 million demand promissory note. No amounts were outstanding as of December 31, 2022 and 2021 under any of these CSHIC notes.

The Company entered into a $100.0 million bilateral loan agreement with DLIH 2016-1 dated March 31, 2021, with interest at LIBOR plus 1.15%. The repayment of principal and interest is due on demand. The Company borrowed $80.0 million and $20.0 million in April 2021 and May 2021, respectively, and repaid $7.0 million in November 2021. Total interest incurred during 2021 was $0.9 million. In 2022, the bilateral loan agreement was increased to $200.0 million, and the Company repaid the $93.0 million of borrowed funds that were held as of December 31, 2021. The Company had $123.0 million due from DLIH 2016-1 and $93.0 million due to DLIH 2016-1 under the bilateral loan agreement as of December 31, 2022 and December 31, 2021, respectively.

At December 31, 2020, Group 1001 Intermediate, LLC, formerly known as Group 1001, LLC, owned $167.3 million interests in surplus notes issued by the Company. In December 2021, DLH became the owner of these interests and released the Company from all liabilities related to these surplus note interests. The Company reported the forgiveness of all related liabilities as contributed capital.

In November 2020, R.V.I. Guaranty Co., Ltd (“RVI”), an affiliate, entered into a $20.0 million revolving loan note (the “RVI Note”) with the Company. Borrowings bear interest at LIBOR + 150 basis points. There were no amounts outstanding under the RVI Note as of December 31, 2022 and 2021.

In January 2020, DLNY entered into a $50.0 million demand promissory note (the “DLNY Note”) with the Company. DLNY’s borrowings under the DLNY Note may be used for general corporate purposes. Borrowings bear interest at LIBOR + 115 basis points. No amounts were outstanding under the DLNY Note as of December 31, 2022 or 2021.

Agreements and Other Transactions with Affiliates and Related Parties

The Company has entered into various affiliate and related-party agreements. The following agreements had material transactions during the years ended December 31, 2022, 2021 and 2020:

The Company has an administrative services agreement with Clarendon Insurance Agency, Inc. (“Clarendon”) pursuant to which the Company provides services and facilities in connection with Clarendon’s business of supporting the wholesale distribution of the Company’s variable insurance and annuity products. The Company also has a principal underwriter’s agreement dated April 1, 2002 with Clarendon, pursuant to which Clarendon serves as principal underwriter and distributor for all variable insurance and annuity products issued by the Company. There were equal and offsetting amounts incurred under these two agreements.

A federal tax allocation agreement has been implemented with the Company as the common parent of an affiliated group of companies as described in Note 15.

The Company has a services and resource sharing agreement between the Company and Group 1001 Resources, LLC (“G1001 Resources”) pursuant to which G1001 Resources provides certain services and resources to the Company, including personnel for finance, legal, compliance, human resources, administrative, information technology and other operational support functions. Gross amounts allocated under this agreement amounted to $84.9 million, $94.4 million, and $84.1 million for the years ended December 31, 2022, 2021, and 2020, respectively.

Effective January 1, 2019, the Company had an Amended and Restated Master Agency Agreement (the “First Amended Agreement”) between the Company and Delaware Life Marketing, LLC (“DLM”), pursuant to which DLM provides certain

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

distribution and agent management services to the Company. On September 1, 2021, the First Amended Agreement was superseded by the Second Amended and Restated Master Agency Agreement (“Second Amended Agreement”) executed between the Company and DLM. The Company incurred commission expenses under the First Amended Agreement totaling $48.4 million for the eight months ended August 31, 2021 and $49.5 million for the year ended December 31, 2020. On September 1, 2021, the Company began paying heaped commissions to DLM which were expensed as incurred. The commission expenses incurred during the remaining four months of 2021 totaled $71.9 million, including a one-time, accelerated payment of $41.0 million made by the Company in settlement of the First Amended Agreement. Total commission expenses incurred during 2022 were $109.7 million. Under the Second Amended Agreement with DLM, the Company also began paying marketing fees as an allowance for advertising, marketing, bonus and other expenses related to the promotion and sales of certain products of the Company, and these fees totaled $60.0 million and $20.0 million in 2022 and 2021, respectively. Other fees paid for services by the Company to DLM totaled $22.9 million, $18.2 million, and $14.9 million for the years ended December 31, 2022, 2021, and 2020, respectively.

In September 2021, the Company issued a $41.0 million promissory note to DLM related to a one-time accelerated commission payment in settlement of the First Amended Agreement. The interest rate on the promissory note was 8%. The Company repaid DLM the $41.0 million plus $0.9 million of interest in December 2021.

The Company has a services agreement with Insurance Management Services, LLC (“IMS”), formerly known as Guggenheim Insurance Services, LLC, whereby IMS provides certain personnel, facilities, systems and equipment in conjunction with the provision of accounting and general services, insurance services, and other advisory services to the Company. Expenses incurred under this agreement amounted to $30.0 million, $50.0 million, and $50.0 million for the years ended December 31, 2022, 2021, and 2020, respectively.

The Company and DLIH 2016-1 initiated a hedging program arrangement in 2019 whereby DLIH 2016-1 engages in certain hedging activities related to the Company’s FIA contracts. Under this arrangement, the Company routinely transfers new FIA equity options to DLIH 2016-1 at fair value and processes settlements on behalf of DLIH 2016-1. All economic rights and responsibilities of the equity options transferred belong to DLIH 2016-1. DLIH 2016-1 purchases equity futures and manages both the options and futures to more efficiently monitor the hedging risks associated with the Company’s FIA products.

The Company had $124.5 million and $2.3 million due from affiliates, $27.1 million and $22.4 million due to affiliates, and $9.0 million and $14.1 million included in general expenses due or accrued to other related parties as of December 31, 2022 and 2021, respectively, under the terms of various management and services contracts which provide for cash settlements on a quarterly or more frequent basis.

The Company has an amended and restated investment management agreement with Guggenheim Partners Investment Management, LLC (“GPIM”), whereby GPIM provides investment management services for certain of the Company’s investments. GPIM managed $207.0 million and $233.9 million of the Company’s investments as of December 31, 2022 and 2021.

Reinsurance Agreements

The Company has reinsurance agreements with certain subsidiaries and affiliates. Refer to Note 9 for disclosures related to these agreements.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Guarantees

The Company guarantees on a subordinated basis all amounts payable by DLNY to holders of certain deferred combination fixed and variable annuity contracts (“MVA Contracts”) issued by DLNY which include the option to earn a guaranteed fixed return for specified periods (“Guarantee Period”). The Company unconditionally and irrevocably guarantees the full and punctual payment when due of all amounts payable by DLNY from a Guarantee Period to any holder. The guaranty is subject to no preconditions other than the failure by DLNY to pay when due any Guarantee Period interests. DLNY registered such Guarantee Period interests under the Securities Act of 1933 with the U.S. Securities and Exchange Commission (the “SEC”). Under the SEC’s rules, implementation of the guaranty permitted DLNY to stop filing periodic reports with the SEC pursuant to the Securities Exchange Act of 1934, and the purpose of the guaranty was to achieve that result. The Company’s guaranty in this regard guarantees the payment of amounts payable by DLNY from a Guarantee Period but does not guaranty any other obligations of DLNY under the MVA Contracts. The obligations under the foregoing guaranty are unsecured obligations of the Company and subordinate in right of payment to the prior payment in full of all other obligations of the Company, except for guarantees which by their terms are designated as ranking equally in right of payment with or subordinate to this guaranty. The liability of the Company under the guaranty is unlimited to any specific sum. The guaranty will not exceed contractual obligations to the holders of the MVA Contracts. The total account value of the MVA Contracts was approximately $6.0 million and $6.7 million at December 31, 2022 and 2021, respectively. There was no liability accrued for this guaranty at December 31, 2022 and 2021.

Pursuant to an agreement effective January 20, 2017, the Company guarantees punctual payment to Merrill Lynch Professional Clearing Corp. (“ML Pro”) and certain affiliates of ML Pro (collectively, the “Guaranteed Parties”) by certain subsidiaries of the Company that may be added to the guaranty (collectively, the “ML Customers”), in connection with accounts the ML Customers have with the Guaranteed Parties. The obligations of the Company under the guaranty agreement are limited to $300.0 million. There was no liability accrued for this guaranty at December 31, 2022 and 2021.

In 2018, CSP&C entered into a lease agreement for an office in Boca Raton, Florida that expires in February 2026. The Company is a guarantor of the lease which has future minimum lease commitments of approximately $1.5 million as of December 31, 2022.

In 2022, an affiliate, PSA Realty Company, entered into a lease agreement for an office in Ft. Lauderdale, Florida with a termination date of April 30, 2030 and two agreements for office spaces in Waltham, Massachusetts with termination dates of October 31, 2029 and October 31, 2030, respectively, for which the Company is the guarantor. Future minimum lease payments for these three agreements totaled $17.4 million as of December 31, 2022.

Pursuant to a 2019 Letter of Credit Facility Agreement (the “2019 LCFA”) between the Company and CSP&C, the Company was issued an irrevocable letter of credit (“LOC”) in 2019 by the Federal Home Loan Bank of Indianapolis (the “FHLB”) on behalf of an unrelated party. Under the 2019 LCFA, CSP&C was unconditionally responsible to reimburse the Company for the full amount of any drawdown by the beneficiary. In February 2021, the third party drew down $8.0 million under the LOC which effectively terminated the LOC. CSP&C reimbursed the Company in full for its payment related to the drawdown.

As a requirement under a Master Receivables Purchase Agreement (the “RPA”) between CSHIC and Société Générale Factoring S.A. (“SGF”) dated October 4, 2021, the Company guarantees the performance and observance of all obligations and covenants by CSHIC. Under the RPA, CSHIC proposes the sale of certain eligible receivables for purchase by SGF at a discounted rate. CSHIC is required to repurchase any ineligible receivables sold to SGF. The guarantee would require payment by the Company if CSHIC was unable to repurchase any ineligible receivables sold. There was no liability accrued for this guaranty at December 31, 2022 and 2021.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company is a co-borrower under a short-term money market facility (the “ST Facility”) with Société Générale (“SocGen”). The Company and CSHIC were co-borrowers under the ST Facility until August 23, 2022. At that time, as part of a corporate financing strategy, Group 1001 Finance an affiliate, was added via an amendment (the “Amended ST Facility”) to the original ST Facility. As part of the strategy, CSHIC was removed as a borrower and no longer has the ability to directly borrow from the Amended ST Facility or incur any liability related to the Amended ST Facility. Group 1001 Finance, as borrower, has authority to borrow up to $350.0 million to be used for general corporate purposes. Group 1001 Finance and the Company have a reimbursement agreement in place, whereby Group 1001 Finance will reimburse the Company in the event that the Company makes any payment in support of Group 1001 Finance under the Amended ST Facility. In addition, Group 1001 Finance will pay the Company a support fee calculated based on the average daily balance of Group 1001 Finance borrowings under the Amended ST Facility.

The Company has committed to contribute capital to CSP&C as needed to maintain a certain risk-based capital level. No capital contributions have been made by the Company under this agreement.

The Company authorized a wholly-owned subsidiary, DLIH 2016-2, to enter into a Société Générale credit facility (the “SG Facility”) with a maximum borrowing amount of $225.0 million as part of its investment program. Pursuant to the SG Facility, the Company is required to pledge collateral to support borrowings. The pledged collateral secures obligations of a non-recourse guarantee by the Company, which is limited to the pledge of collateral assets. The Company may be required to make equity capital contributions to DLIH 2016-2 from time to time. As of December 31, 2022 and 2021, DLIH 2016-2 had borrowed $162.8 million and $149.2 million, respectively, under the SG Facility.

During 2020, a syndicated credit facility arranged by BMO Capital Markets Corp. and consisting of three bank lenders (the “BMO Facility”) was provided to CSHH and its then wholly-owned subsidiary, CSHIC, with a maximum borrowing of $125.0 million as of December 31, 2021. Pursuant to the BMO Facility and a related separate fee letter, the Company guarantees all principal and interest obligations of CSHH and CSHIC, and is subject to certain covenants related to risk based capital and surplus. As of December 31, 2022 and 2021, CSHIC borrowings under the facility were $125.0 million and $115.0 million, respectively.

Pursuant to a Letter of Credit Facility Agreement (the “LCFA”) between the Company and its fomer indirect subsidiary, Clear Spring Health (SC), Inc. (“CSH(SC)”), the FHLB issued the Company an irrevocable $1.0 million LOC effective July 1, 2021 on behalf of an unrelated party in respect of potential obligations of CSH(SC). Under the LCFA, CSH(SC) is unconditionally responsible to reimburse the Company for the full amount of any drawdown from the LOC by the beneficiary. CSH(SC) pays the Company a facility fee as compensation for the arrangement.

Effective February 24, 2022, a support and reimbursement agreement was executed between the Company and CSHH, whereby a market based fee is paid to the Company to compensate it for the guarantee provided by the Company, which remain in effect after the sale of CSHH to DLSH.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

3.	BOND AND EQUITY INVESTMENTS

The carrying value and fair value of the Company’s bonds and equity securities as of December 31, 2022 and 2021 were as follows:

	December 31, 2022
(In Thousands)		Gross	Gross
	Carrying	Unrealized	Unrealized	Estimated
	Value	Gains	Losses	Fair Value
Bonds:
U.S. Governments	$386,265	$42	$(32,478)	$353,828
All Other Governments	12,373	4	(2,047)	10,331
U.S. States, Territories and Possessions (Direct and Guaranteed)	553	—	(55)	499
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	734,262	16,667	(106,027)	644,902
Industrial and Miscellaneous (Unaffiliated)	12,675,744	22,169	(1,345,960)	11,351,954
Hybrid Securities	171,489	—	(16,524)	154,965
Bonds - Affiliated	343,021	—	(45,987)	297,033
SVO Identified Exchange Traded Funds	1,821	—	(297)	1,523

Total Bonds	$14,325,528	$38,882	$(1,549,375)	$12,815,035

Preferred Stocks	$1,121,391	$—	$(48,661)	$1,072,730

		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Common Stocks (Unaffiliated) (a)	$136,389	$1,644	$(4,653)	$133,380

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

	December 31, 2021
(In Thousands)		Gross	Gross
	Carrying	Unrealized	Unrealized	Estimated
	Value	Gains	Losses	Fair Value
Bonds:
U.S. Governments	$457,303	$2,746	$(4,851)	$455,198
All Other Governments	12,138	566	(75)	12,629
U.S. States, Territories and Possessions (Direct and Guaranteed)	19,911	539	(160)	20,290
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	924,388	91,583	(8,990)	1,006,981
Industrial and Miscellaneous	11,162,149	245,942	(52,949)	11,355,142
Hybrid Securities	194,088	14,760	(1,306)	207,542
Bonds - Affiliated	433,021	1,368	—	434,389
SVO Identified Exchange Traded Funds	1,815	57	(19)	1,853

Total Bonds	$13,204,813	$357,561	$(68,350)	$13,494,024

Preferred Stocks	$1,227,981	$13,266	$(12)	$1,241,235

		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Common Stocks (Unaffiliated) (a)	$99,766	$9	$(1,629)	$98,146

(a)	Excludes affiliated common stock with an estimated fair value of $169.8 million and $453.6 million as of December 31, 2022 and 2021, respectively.

Expected maturities differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. The carrying value and fair value of bonds, other than ABS and MBS, as of December 31, 2022 by contractual maturity are as follows:

	December 31, 2022
(In Thousands)	Carrying	Estimated
	Value	Fair Value
Due in one year or less	$525,920	$527,370
Due after one year through five years	2,695,768	2,551,437
Due after five years through ten years	3,437,598	3,051,007
Due after ten years	3,568,845	2,848,076
SVO Identified Exchange Traded Funds	1,821	1,523

Total before asset and mortgage-backed securities	10,229,952	8,979,413

Asset and mortgage-backed securities	4,222,604	3,962,650

Total	$14,452,556	$12,942,063

The table above includes short-term bonds, which are classified as short-term investments, with a carrying value and fair value of $127.0 million at December 31, 2022.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Investment-grade bonds were 95.8% and 95.5% of the Company’s total bonds as of December 31, 2022 and 2021, respectively.

Exposure to any single issuer is less than 10% of net admitted assets.

Other-than-temporary-impairment

The Company recognizes and measures OTTI for loan-backed and structured securities (“LBSS”) in accordance with SSAP No. 43R. In accordance with SSAP No. 43R, if the fair value of a LBSS is less than its amortized cost basis at the Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows, discounted at the effective interest rate implicit in the security.

If the Company intends to sell the LBSS, or if it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized is the difference between the amortized cost basis and the fair value of the security. In accordance with SSAP No. 43R, the amount of OTTI that is non-interest related shall be recorded through the AVR, and the amount of the OTTI that is interest related shall be recorded through the IMR.

If the Company does not intend to sell the LBSS, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash-flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices, and loan-specific information, such as delinquency rates and loan-to-value ratios.

There was no OTTI recorded in 2022, 2021, and 2020 on LBSS held as of December 31, 2022, 2021, and 2020, respectively, pursuant to SSAP No. 43R.

If the fair value of a bond, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the Statements of Admitted Assets, Liabilities and Capital Stock and Surplus date, the Company assesses whether the impairment is an OTTI. OTTI has occurred when it is probable that all amounts due according to the contractual terms will not be collected or when a decision to see the bond at an amount below its carrying value has been made. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company does not intend to sell the bond, or if it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

The Company performs quarterly procedures in determining whether a security is other than temporarily impaired. The process involves a screening of all securities with a fair value less than the amortized cost basis. As part of this screening, the Company also incorporates a monitor and watch list maintained by investment managers. Inclusion in this list may be driven by heightened risk of particular sectors driven by macro events or credit events on individual issuers or particular investments, such as a ratings downgrade. Based on the evidence, securities identified may be subject to further review to evaluate issuer-specific facts

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector. Upon completion of this screening process, the relevant information is provided to the Company’s Asset Valuation Committee, which is composed of investment and finance professionals, to exercise judgment to conclude on whether there is OTTI.

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. For the years ended December 31, 2022, 2021, and 2020, the Company incurred write-downs of bonds totaling $6.6 million, $4.3 million, and $2.3 million respectively, on securities other than those subject to SSAP No. 43R. Of these amounts, no OTTI was related to sub-prime loans. In addition to the impairment on structured bonds, the Company incurred impairment write-downs of $9.7 million related to solar tax credit investments, $30 million due to intent to sell other invested assets, $3.0 million on residual equity tranches, and $7.7 million on equity interests in 2021.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater-than-expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.

The following tables analyze the Company’s investment positions with unrealized losses segmented by type of security and period of continuous unrealized loss as of December 31, 2022, and 2021:

	2022
(in Thousands except # of securities)
	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses
Bonds:
U.S. Governments	11	$58,650	$(4,993)	13	$294,385	$(27,485)	24	$353,035	$(32,478)
All Other Governments	3	4,619	(1,108)	4	2,725	(939)	7	7,344	(2,047)
U.S. States, Territories and Possessions (Direct and Guaranteed)	2	499	(55)	—	—	—	2	499	(55)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	215	322,031	(33,431)	191	231,282	(72,596)	406	553,313	(106,027)
Industrial and Miscellaneous (Unaffiliated)	1,187	5,947,384	(656,774)	440	3,352,666	(689,185)	1,627	9,300,050	(1,345,959)
Hybrid Securities	34	133,505	(11,555)	9	18,940	(4,969)	43	152,445	(16,524)
Bonds - affiliated	3	297,033	(45,988)	—	—	—	3	297,033	(45,988)
SVO Identified Exchange Traded Funds	2	831	(155)	1	692	(142)	3	1,523	(297)

Total Bonds	1,457	$6,764,552	$(754,059)	658	$3,900,690	$(795,316)	2,115	$10,665,242	$(1,549,375)

Preferred Stocks	7	$789,078	$(46,860)	3	$6,199	$(1,801)	10	$795,277	$(48,661)

Common Stocks (Unaffiliated)	2	$15,401	$(4,644)	1	$30	$(9)	3	$15,431	$(4,653)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

	2021
(in Thousands except # of securities)
	Less than 12 months			12 months or more			Total
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses
Bonds:
U.S. Governments	5	$239,887	$(1,851)	—	$76,653	$(2,999)	5	$316,540	$(4,850)
All Other Governments	—	—	—	1	2,862	(75)	1	2,862	(75)
U.S. States, Territories and Possessions (Direct and Guaranteed)	1	7,786	(160)	—	—	—	1	7,786	(160)
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	45	133,862	(2,850)	3	108,225	(6,140)	48	242,087	(8,990)
Industrial and Miscellaneous (Unaffiliated)	190	2,110,143	(40,178)	100	1,245,030	(12,773)	290	3,355,173	(52,951)
Hybrid Securities	4	734	(16)	3	10,318	(1,289)	7	11,052	(1,305)
SVO Identified Exchange Traded Funds	—	—	—	1	818	(19)	1	818	(19)

Total Bonds	245	$2,492,412	$(45,055)	108	$1,443,906	$(23,295)	353	$3,936,318	$(68,350)

Preferred Stocks	1	$92,197	$(12)	—	$—	$—	1	$92,197	$(12)

Common Stocks (Unaffiliated)	1	$15,931	$(1,569)	2	$2,053	$(60)	3	$17,984	$(1,629)

The unrealized losses of $1,549 million on bonds as of December 31, 2022 are primarily attributable to higher interest rates and wider spread levels. As disclosed above, the Company’s bond portfolio consisted of 95.8% investment grade bonds as of December 31, 2022, which did not materially change from the 95.5% held at December 31, 2021. Full repayment of principal and interest is expected. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than par, which will equal amortized cost at maturity. Because the Company did not intend to sell these investments or lack the ability to hold them to recovery at December 31, 2022, these investments are not considered other-than-temporarily impaired.

As of December 31, 2022, the Company had no indirect exposure to sub-prime loans. As of December 31, 2021, the Company had indirect exposure to sub-prime loans with a carrying value of $4.6 million. This amount represented approximately 0.02% of the Company’s total invested assets as of December 31, 2021.

The Company had no direct or indirect exposure to sub-prime mortgage risk as of December 31, 2022. The Company’s overall exposure to sub-prime mortgage risk as of December 31, 2021 was as follows:

(In Thousands)	2021
Type	Actual Cost	Carrying Value (excluding interest)	Fair Value
Residential Mortgage Backed Securities	$4,747	$4,600	$4,512

	$4,747	$4,600	$4,512

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

5GI Securities

Securities with NAIC designation of 5GI are deemed to possess the credit characteristics of, and incur the regulatory treatment associated with, securities assigned an NAIC 5 designation. The Company’s overall exposure to 5GI securities was as shown below:

(In thousands except for number of securities)

Investment	Number of 5GI Securities		Carry Value		Aggregate Fair Value
	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021
Preferred Stock - Affiliated	1	1	$243,199	$255,000	$243,199	$255,000

Total	1	1	$243,199	$255,000	$243,199	$255,000

4.	MORTGAGE LOANS ON REAL ESTATE

The Company invests in commercial and residential first mortgage loans primarily in the United States. Investments are diversified by property type and geographic area in order to manage credit risk. The Company monitors the condition of the mortgage loans in its portfolio.

In those cases, where mortgages have been restructured, appropriate allowances for losses are made. In those cases where, in management’s judgment, the mortgage loan’s value is impaired, appropriate losses are recorded.

The following table shows the geographic distribution of the carrying value of the Company’s mortgage loan portfolio as of December 31, 2022 and 2021:

(In Thousands)	2022	2021
Alabama	$—	$55,677
California	181,432	136,079
Florida	184,576	—
Massachusetts	109,888	59,511
New York	173,904	167,273
North Carolina	—	65,501
Pennsylvania	69,274	—
Texas	195,964	169,446
States less than 5%	475,239	309,429

General allowance for loan loss	(2,460)	(2,460)

Total Mortgage Loans on Real Estate	$1,387,817	$960,456

The Company originated 294, 438, and 69 mortgage loans in 2022, 2021, and 2020, respectively, and made additional investments after acquisition each year with a total cost of new loans of $757.8 million, $700.0 million and $156.0 million, respectively. Minimum and maximum rates of the new loans ranged from 3.27% to 9.52%, 3.04% to 8.75%, and 4.18% to 12.6% in 2022, 2021, and 2020, respectively. During the years ended December 31, 2022, 2021, and 2020, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties. At the time the original loan was made during 2022, the loan to value ratio (“LTV”) was no more than 100.1% of the property’s value for residential mortgages and 80.6% for commercial mortgages.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. The Company did not have a specific allowance for loan loss at December 31, 2022 and 2021. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. The general allowance for loan loss was $2.5 million at December 31, 2022 and 2021. While management believes that it uses the best information available to establish allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. At December 31, 2022 and 2021, the Company individually and collectively evaluated loans with a net carrying value of $1,387 million and $960.5 million, respectively.

As of December 31, 2022 and 2021, the Company held no restructured loans. Should the Company hold any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

Delinquency status is determined based upon the occurrence of a missed contract payment. There were 11 loans totaling $1.1 million past due greater than 90 days at December 31, 2022 and there were no loans past due greater than 90 days at December 31, 2021.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold, or is otherwise made whole. Any cash collected during the period where the loan is impaired is applied to lower its carrying value. Other information is as follows:

	Residential		Commercial
	Insured	All Other	Insured	All Other	Mezzanine	Total
(In Thousands)
December 31, 2022
Recorded Investment
Current	$—	$75,678	$—	$1,022,491	$26,871	$1,125,040
30 - 59 Days Past Due	—	100,206	—	140,271	—	240,477
60 - 89 Days Past Due	—	2,775	—	20,880	—	23,655
90 - 179 Days Past Due	—	866	—	—	—	866
180 + Days Past Due	—	239	—	—	—	239

Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$866	$—	$—	$—	$866
Interest Accrued	—	22	—	—	—	22

Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$239	$—	$—	$—	$239
Interest Accrued	—	13	—	—	—	13

Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—

Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$—	$—	$—

December 31, 2021
Recorded Investment
Current	$—	$33,934	$—	$911,301	$4,450	$949,685
30 - 59 Days Past Due	—	12,623	—	—	—	12,623
60 - 89 Days Past Due	—	608	—	—	—	608
90 - 179 Days Past Due	—	—	—	—	—	—
180 + Days Past Due	—	—	—	—	—	—

Accruing Interest 90-179 Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—

Accruing Interest 180+ Days Past Due
Recorded Investment	$—	$—	$—	$—	$—	$—
Interest Accrued	—	—	—	—	—	—
Interest Reduced
Recorded Investment	$—	$—	$—	$—	$—	$—
Number of Loans	—	—	—	—	—	—
Percent Reduced	—	—	—	—	—	—

Participant or Co-lender in a Mortgage Loan Agreement	$—	$—	$—	$47,408	$—	$47,408

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company had no investments in impaired loans during 2022 or 2021.

Information regarding the Company’s allowance for credit losses is as follows at December 31, 2022 and 2021:

	2022	2021
(In Thousands)
Balance at Beginning of Period	$2,460	$2,460
Additions Charged to Operations	—	—
Recoveries of Amounts Previously Charged Off	—	—

Balance at End of Period	$2,460	$2,460

The Company did not have any mortgage loans derecognized as a result of foreclosure during 2022 or 2021.

The credit quality of the Company’s mortgage loans is assessed by the debt service coverage ratio (“DSC”) and LTV. LTV is calculated using the most recently available appraisal value divided by the carrying value. LTV is calculated at the time of origination and updated annually. The DTC is calculated as the net operating income divided by the total debt service, and is updated annually. The following tables show the recorded gross investment of the Company’s mortgage loans aggregated by LTV and DSC as of December 31, 2022 and 2021:

	2022
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$90,431	$421,565	$192,420	$704,416
60%-69.99%	142,717	117,030	33,847	293,594
70%-79.99%	69,950	55,526	66,025	191,501
80% or greater	—	—	21,002	21,002

Total (*)	$303,098	$594,121	$313,294	$1,210,513

	2021
(In Thousands)	Debt Service Coverage Ratio
	>1.2x	1.0x to < 1.2x	<1.0x	Total
Loan to Value Ratio
0%-59.99%	$123,592	$315,528	$44,000	$483,120
60%-69.99%	82,865	113,488	—	196,353
70%-79.99%	25,697	147,733	62,849	236,279
80% or greater	—	—	—	—

Total (*)	$232,154	$576,749	$106,849	$915,752

(*)	excludes residential mortgages in good standing of $179.8 million and $47.2 million as of December 31, 2022 and 2021, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

5.	REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS TRANSACTIONS ACCOUNTED FOR AS SECURED BORROWING

Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company opportunistically uses repurchase transactions in conjunction with its liquidity management program to temporarily provide short-term liquidity from time-to-time as needed and determined by the Company. Using repurchase transactions to meet short-term liquidity needs positions the Company to be prepared to execute on opportunistic investments as they arise. The collateral posted by the Company is subject to fair value change and a decline in fair value could require the Company to post additional collateral to the counterparty. This risk is mitigated by the Company’s internal policy of limiting repurchase transactions to 5.0% of its available collateral. Potential liquidity risks arising from a duration mismatch between the collateral and repurchase transaction are mitigated by the Company’s other sources of liquidity, such as monthly principal and interest payments, premium sales by the Company, and other lines of credit established by the Company. The Company typically receives cash for its repurchase transactions; however, on occasion the Company has received United States Treasuries. In the case of United State Treasuries, the Company monitors the price of the Treasury collateral to ensure the Company is adequately collateralized.

An overview of the Company’s repurchase agreements as of December 31, 2022 is as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Bilateral (YES/NO)	Yes	Yes	Yes	Yes
b. Tri-Party (YES/NO)	No	No	No	No

Original (Flow) & Residual Maturity:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$1,500	$561
4. > 1 Week to 1 Month	$9,701	$15,769	$—	$100,375
5. > 1 Month to 3 Months	$153,800	$250,000	$300,001	$452,780
6. > 3 Months to 1 Year	$296,119	$619,778	$450,561	$100,025
7. > 1 Year	$15,380	$25,561	$25,000	$125,000
b. Ending Balance
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$1,500	$561
4. > 1 Week to 1 Month	$9,701	$—	$—	$100,375
5. > 1 Month to 3 Months	$153,800	$—	$300,001	$452,780
6. > 3 Months to 1 Year	$296,119	$619,778	$450,461	$100,025
7. > 1 Year	$15,380	$25,561	$25,000	$125,000

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Securities “Sold” Under Repurchase - Secured Borrowing:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. BACV	XXX	XXX	XXX	$—
2. Nonadmitted - Subset of BACV	XXX	XXX	XXX	$—
3. Fair Value	$494,802	$567,986	$868,811	$846,053
b. Ending Balance
1. BACV	XXX	XXX	XXX	$—
2. Nonadmitted - Subset of BACV	XXX	XXX	XXX	$—
3. Fair Value	$494,802	$567,986	$868,811	$846,053
BACV = Book-Adjusted Carrying Value

Securities Sold Under Repurchase - Secured Borrowing by NAIC Designation:

(In Thousands)	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
Bonds - BACV	$—	$—	$149,288	$624,242	$5,210	$—	$—	$—
Bonds - FV	—	—	179,492	661,411	5,150	—	—	—
LB & SS - BACV	—	—	—	—	—	—	—	—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - BACV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Total Assets - BACV	$—	$—	$149,288	$624,242	$5,210	$—	$—	$—
Total Assets - FV	$—	$—	$179,492	$661,411	$5,150	$—	$—	$—
FV = Fair Value

Collateral Received - Secured Borrowing:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	$—	$—	$—	$—
2. Securities (FV)	$25,000	$25,000	$25,000	$25,000
3. Nonadmitted	$—	$—	$—	$—
b. Ending Balance
1. Cash	$—	$—	$—	$—
2. Securities (FV)	$25,000	$25,000	$25,000	$25,000
3. Nonadmitted	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Cash & Non Cash Collateral Received - Secured Borrowing by NAIC Designation:

(In Thousands)	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	Nonadmitted
a. Cash	$—	$—	$—	$—	$—	$—	$—	$—
b. Bonds - FV	—	—	25,000	—	—	—	—	—
c. LB & SS - FV	—	—	—	—	—	—	—	—
d. Preferred Stock - FV	—	—	—	—	—	—	—	—
e. Common Stock	—	—	—	—	—	—	—	—
f. Mortgage Loans - FV	—	—	—	—	—	—	—	—
g. Real Estate - FV	—	—	—	—	—	—	—	—
h. Derivatives - FV	—	—	—	—	—	—	—	—
i. Other Invested Assets - FV	—	—	—	—	—	—	—	—

j. Total Collateral Assets - FV (Sum of a through i)	$—	$—	$25,000	$—	$—	$—	$—	$—

Allocation of Aggregate Collateral by Remaining Contractual Maturity:

(in Thousands)	FAIR VALUE
a. Overnight and Continuous	$—
b. 30 Days or Less	—
c. 31 to 90 Days	—
d. > 90 Days	25,000

Reverse Repurchase Agreements Transactions Accounted for as Secured Borrowing

The Company engages in a reverse repurchase agreement program. This program is intended to provide opportunistic, short-term financing to counterparties. Each repurchase agreement entered into is governed by the terms of the Master Repurchase Agreement (“MRA”) as agreed to between the parties. Under the terms of the MRA, the Company purchases investments from the counterparty and the counterparty agrees to repurchase the same, or similar investments, back from the Company on a specified date at a specified price. On the maturity date, the Company may elect to enter into a new repurchase agreement with that same repo counterparty. The Company’s decision to do so will be dependent on its liquidity needs and assessment of the counterparty, as well as they collateral’s performance.

As a risk mitigant, the Company requires its counterparties to post collateral in excess of the loan amount, otherwise known as over collateralization. The amount of over collateralization is up to the Company’s discretion, but will not be less than 102%. On average, the Company has required over collateralization of 120%. The short duration of the repurchase agreements and the over collateralization required by the Company mitigate potential financial risks associated with the transactions.

An overview of the Company’s reverse repurchase agreements as of December 31, 2022 are as follows:

Type of Repurchase Trades Used:

	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Bilateral (Yes/No)	Yes	Yes	Yes	Yes
b. Tri-Party (Yes/No)	No	No	No	No

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Original (Flow) & Residual Maturity:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$—	$—
4. > 1 Week to 1 Month	$36,825	$17,115	$—	$88,527
5. > 1 Month to 3 Months	$101,891	$69,520	$—	$417,003
6. > 3 Months to 1 Year	$931,404	$902,884	$1,099,404	$543,428
7. > 1 Year	$25,000	$25,000	$25,000	$—
b. Ending Balance
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	$—	$—	$—	$—
3. 2 Days to 1 Week	$—	$—	$—	$—
4. > 1 Week to 1 Month	$17,115	$—	$—	$88,527
5. > 1 Month to 3 Months	$—	$69,520	$—	$417,003
6. > 3 Months to 1 Year	$931,404	$902,884	$1,099,404	$543,428
7. > 1 Year	$25,000	$25,000	$25,000	$—

Fair Value of Securities Acquired Under Repurchase - Secured Borrowing:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount	$1,332,879	$1,319,633	$1,467,898	$1,403,183
b. Ending Balance	$1,288,476	$1,319,633	$1,467,898	$1,403,183

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Securities Acquired Under Repurchase - Secured Borrowing by NAIC Designation:

(In Thousands)	NONE	NAIC 1	NAIC 2	NAIC 3	NAIC 4	NAIC 5	NAIC 6	NONADMITTED
Bonds - FV	$1,403,183	$—	$—	$—	$—	$—	$—	$—
LB & SS - FV	—	—	—	—	—	—	—	—
Preferred Stock - FV	—	—	—	—	—	—	—	—
Common Stock	—	—	—	—	—	—	—	—
Mortgage Loans - FV	—	—	—	—	—	—	—	—
Real Estate - FV	—	—	—	—	—	—	—	—
Derivatives - FV	—	—	—	—	—	—	—	—
Other Invested Assets - FV	—	—	—	—	—	—	—	—

Total Assets	$1,403,183	$—	$—	$—	$—	$—	$—	$—

Collateral Pledged - Secured Borrowing:

(In Thousands)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER
a. Maximum Amount
1. Cash	$—	$—	$—	$—
2. Securities (FV)	$1,332,879	$1,319,633	$1,467,898	$1,403,183
3. Nonadmitted	$—	$—	$—	$—
b. Ending Balance
1. Cash	$—	$—	$—	$—
2. Securities (FV)	$1,288,476	$1,319,633	$1,467,898	$1,403,183
3. Nonadmitted	$—	$—	$—	$—

The Company had no repurchase agreement transactions or reverse repurchase agreement transactions accounted for as a sale.

6.	INVESTMENT GAINS AND LOSSES

Realized capital gains and losses on bonds, preferred stock, mortgages and interest rate swaps, which relate to changes in the general level of interest rates, are charged or credited to the IMR, net of tax, and amortized into operations over the remaining contractual life of the security sold. Realized gains and losses from all other investments are reported, net of tax, in the Statutory Statements of Operations but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses on investments are reported as a component of Capital Stock and Surplus, net of deferred income taxes.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Realized gains and losses, net of amounts transferred to the IMR and capital gains tax, are as follows:

	Years Ended December 31,
	2022	2021	2020
(In Thousands)
Realized Gains (Losses):
Bonds	$(11,794)	$15,403	$5,748
Preferred Stocks	(1)	—	—
Common Stocks	824	—	368
Mortgage Loans	(397)	109	93
Cash, Cash Equivalents and Short-term Investments	—	(11)	8
Other Invested Assets	10,047	(22,220)	(591)
Derivative Instruments	2,397	1,429	(3,591)
Reinsurance Realized Gains (Losses)	5,970	(5,515)	(1,151)

Subtotal	7,046	(10,805)	884
Less Capital Gains Tax Expense	3	9,400	186

Net Realized Gains (losses)	7,043	(20,205)	698

Less Gains (Losses) Transferred to IMR (Net of Taxes)	(7,143)	5,439	(2,194)

Net Realized Gains (Losses) After Tax and IMR Transfer	$14,186	$(25,644)	$2,892

Proceeds from sales and maturities of investments in bonds and stocks during 2022, 2021, and 2020, were $3.4 billion, $6.1 billion, and $4.8 billion, including non-cash transactions of $217.2 million, $608.7 million, and $433.1 million, respectively; gross gains were $4.2 million, $72.0 million, and $52.6 million respectively; and gross losses were $15.1 million, $24.3 million, and $44.6 million, respectively.

Unrealized gains and losses and related deferred capital gains tax are as follows:

	Years Ended December 31,
	2022	2021	2020
(In Thousands)
Changes in Net Unrealized Capital Gains (Losses):
Bonds	$(648)	$(268)	$(270)
Common Stocks of Non-affiliates	(2,906)	(6,010)	(12,841)
Common Stocks of Affiliates	(84,618)	(11,121)	34,591
Preferred Stocks	(21,496)	(317)	—
Derivative Instruments	(171,549)	(146,178)	250,810
Other Invested Assets	(69,586)	(76,149)	(29,687)

Subtotal	(350,803)	(240,043)	242,603
Deferred Capital Gains Tax Effect	(5,063)	12,827	(7,543)

Total	$(345,740)	$(252,870)	$250,146

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

7.	NET INVESTMENT INCOME

Material categories of net investment income for the years ended December 31, 2022, 2021, and 2020, respectively, are summarized as follows:

	Years Ended December 31,
(In Thousands)	2022	2021	2020
Bonds (Unaffiliated)	$712,701	$693,265	$612,739
Bonds (Affiliated)	22,229	15,435	4,342
Preferred Stocks (Unaffiliated)	46,283	54,791	52,621
Preferred stocks (Affiliated)	15,603	15,648	15,826
Common Stocks (Unaffiliated)	4,221	6,234	3,484
Common Stocks (Affiliated)	54,922	58,232	20,000
Mortgage Loans	71,115	33,130	38,579
Contract Loans	15,604	16,073	16,059
Cash, Cash Equivalents and Short-term Investments	97,041	100,653	75,112
Derivative Instruments	(15,494)	(195,644)	(435,148)
Other Invested Assets	100,589	139,557	81,750
Other Investment Income	63,292	32,306	37,602

Gross Investment Income	1,188,106	969,680	522,966

Interest Expense on Surplus Notes	(46,061)	(42,688)	(43,260)
Investment Expenses	(28,495)	(44,168)	(40,115)

Net Investment Income	$1,113,550	$882,824	$439,591

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due or where the collection of interest is uncertain. The Company did not have investment income due and accrued excluded from surplus for the years ended December 31, 2022, 2021 and 2020.

8.	DERIVATIVES

The Company uses derivatives for hedging or replication purposes. Interest rate swaps are mainly employed for hedging guaranteed minimum living benefits for certain variable annuity contracts and for duration matching purposes.

Options and swaptions are used to hedge equity and interest exposure embedded in the Company’s fixed, fixed index, and variable annuity products. Futures are used to hedge equity exposure included in fixed indexed annuities, as well as the guaranteed minimum death and living benefit features of the Company’s variable annuities. Currency forwards and swaps are used to hedge changes in foreign currency exchange (“FX”) rates.

Interest rate swaps, options, swaptions and currency swaps are reported at fair value, with the unrealized gain or loss reported as an adjustment to surplus if not designated an effective hedge. All futures are marked to market and settled on a daily basis, with the gain or loss reported as a component of net investment income (loss).

The Company uses options to hedge the equity exposure embedded in its FIA products with the Morgan Stanley Global Opportunities Index (“MSGO”), OTC options on the S&P 500, the Deutsche Bank Cash Return on Capital Invested (“CROCI”) Sectors III Index, and the Deutsche Bank Momentum Asset Allocator (“MAA”) indices, the Barclays First Trust Capital Strength Barclays 5% Index (“FTCS”), and RBA Select Equity Yield CIBC 5% Index (“RBEY”). Fair Value changes in the options embedded within the annuity contract are recorded through income. The Company purchases certain of these options through its investment subsidiary, DLIH 2016-1, which is accounted for in accordance with SSAP No. 48.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Market risk is the risk of loss due to market price changes of the derivative instrument or the underlying security or index. To mitigate this risk, the Company matches the market sensitivity of the hedge with the market sensitivity of the underlying asset or liability being hedged.

Credit risk is the counterparty credit risk or risk of loss as a result of default or a decline in market value stemming from a credit downgrade of the counterparty to the derivative transaction. The Company minimizes this risk by entering into derivatives only with counterparties that meet certain criteria, by utilizing standardized agreements, and by limiting counterparty concentrations.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral.

Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

At December 31, 2022 and 2021, the Company pledged $252.0 million and $107.7 million, respectively, in U.S. Treasury securities, corporate bonds and cash as collateral to counterparties. At December 31, 2022 and 2021, counterparties pledged to the Company $72.6 million and $243.0 million, respectively, in collateral comprised of cash, U.S. Treasury securities and corporate bonds.

The Company’s underlying notional or principal amounts associated with open derivatives positions were as follows:

	Outstanding at December 31, 2022
(In Thousands)	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$8,479,323	$155,239	$—	$155,239
FX Forwards	71,837	(3,153)	—	(3,153)
Payor Swaptions	75,000	1,165	1,665	(500)

Total	$8,626,160	$153,251	$1,665	$151,586

	Outstanding at December 31, 2021
(In Thousands)	Notional Principal Amounts	Fair Value/ Statement Value	Amortized Cost	Unrealized Gain (Loss)
Interest Rate Swaps	$6,937,189	$289,509	$—	$289,509
FX Forwards	116,236	850	—	850
Payor Swaptions	300,000	123	5,895	(5,772)

Total	$7,353,425	$290,482	$5,895	$284,587

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

At December 31, 2022 and 2021, open futures contracts had a notional value of $2,514.2 million and $1,641.1 million and a fair value of $3.7 million and $3.6 million, respectively. These amounts did not include the component of variation margin that had already been cash settled.

The Company did not have derivative contracts with financing premiums during 2022 or 2021.

9.	REINSURANCE

The Company participates in reinsurance with other insurance companies to limit the loss exposure on certain risks associated with its products. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this exposure is unlikely. The Company had no uncollectible reinsurance balances written off and no commutation of ceded reinsurance during the years ended December 31, 2022, 2021, and 2020, respectively.

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net amount at risk under certain of the Company’s individual and group life insurance policies. These amounts are reinsured on either a monthly renewable term, yearly renewable term, or coinsurance basis.

The Company has a coinsurance with funds withheld agreement with an unrelated reinsurer which provides reinsurance related to optional guaranteed lifetime withdrawal benefit riders under certain fixed indexed annuity polices.

The Company has a coinsurance and modified coinsurance agreement, under which it ceded certain in-force variable annuity base contracts to an unaffiliated reinsurer. For the years ended December 31, 2022, 2021, and 2020, premiums ceded under the agreement were $362.6 million, $337.9 million, and $136.8 million, respectively, and benefits ceded (including policy surrenders) were $1.1 billion, $1.4 billion, and $1.2 billion, respectively.

The Company has a reinsurance agreement with DL Reinsurance Company (“DLRC”) in which the Company cedes certain risks associated with the Company’s variable annuity contracts and associated riders on a combination modified coinsurance and funds withheld coinsurance basis to DLRC (the “VA Treaty”). The VA Treaty transfers hedging risks to DLRC but does not transfer insurance risks. Therefore, the treaty is accounted for using deposit accounting. As a result, certain gains (losses) previously accounted for as other changes in capital stock and surplus, net investment income (loss), and net realized capital gains (losses) are accounted for as investment income (loss) on reinsurance deposit asset. Hedging risk is defined as changes in unrealized hedging instrument gains or losses, realized gains and losses on dispositions of hedging instruments, and investment income or loss from hedging instruments. Investment expense (income) on funds held represents amounts paid or received on hedging instruments that were ceded under the DLRC treaties. Ceded realized gains and losses are reported in Net realized capital gains (losses). Investment income (expense) on funds held - unrealized represents the unrealized gain or loss for the period on hedging instruments that has been ceded to DLRC. Investment income (loss) on reinsurance deposit asset represents the net gains and losses on all hedging instruments ceded under the DLRC treaties.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

A summary of the pretax impacts of the VA Treaty on the Company’s Statutory Statements of Operations and Statutory Statements of Changes in Capital Stock and Surplus for the years ended December 31, 2022, 2021, and 2020 is as follows:

(In Thousands)	Treaty Impacts
	2022	2021	2020
Statements of Operations
Investment Income (Loss) on Reinsurance Deposit Asset	$(154,844)	$(416,413)	$(159,574)

Total Revenue	(154,844)	(416,413)	(159,574)
Investment (Income) Expense on Funds Held	37,109	(251,714)	(437,107)

Total Policyholder Benefits and Expenses	37,109	(251,714)	(437,107)
Net Realized Capital (Losses) Gains	5,970	(745)	(1,151)

Net Income (Loss)	(185,983)	(165,444)	276,382

Statements of Changes in Capital Stock and Surplus
Investment (Expense) Income on Funds Held - Unrealized	185,983	165,444	(276,382)

Net Change in Capital Stock and Surplus from VA Treaty (excluding reinsurance fee)	$—	$—	$—

In addition, the Company recognized a reinsurance deposit accounting asset of $174.4 million and $144.8 million at December 31, 2022 and 2021, respectively, and a corresponding amount in funds held under coinsurance liability.

The Company has a reinsurance agreement with Delaware Life Reinsurance (Barbados) Corp. (“Barbco”), an affiliate, under which it cedes risks associated with certain of the Company’s in-force corporate-owned variable universal life insurance and private placement variable universal life insurance policies on a combination coinsurance and coinsurance with funds-held basis.

The Company also has a reinsurance agreement with Barbco under which it cedes mortality risks associated with certain of the Company’s in-force bank-owned variable universal life insurance policies on a yearly renewable term basis.

The Company has liabilities for the funds held under the coinsurance with funds held treaty with Barbco of $256.2 million and $253.8 million at December 31, 2022 and 2021, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The effects of reinsurance on premiums and benefits (excluding policy surrenders) were as follows:

	Years Ended December 31,
(In Thousands)	2022	2021	2020
Premiums and Annuity Considerations:
Direct	$2,883,622	$2,729,435	$2,873,746
Ceded - Affiliated	(54,453)	(74,645)	(49,746)
Ceded - Non-affiliated	(393,098)	(362,121)	(155,884)

Net Premiums and Annuity Considerations	$2,436,071	$2,292,669	$2,668,116

Insurance and Other Individual Policy Benefits and Claims:
Direct	$955,376	$1,075,786	$842,456
Assumed - Non-affiliated	4,523	2,728	3,565
Ceded - Affiliated	(54,896)	(84,391)	(25,545)
Ceded - Non-affiliated	(358,202)	(446,834)	(369,948)

Net Policy Benefits and Claims	$546,801	$547,289	$450,528

10.	RESERVES

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium. Extra premiums on single premium policies are amortized over ten years. Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages. Policies issued subject to a lien are valued as if the full amount were payable without any deduction. For interest-sensitive policies, substandard risks are reflected in the cost of insurance charges.

As of December 31, 2022 and 2021, the Company had $8.5 million and $5.8 million, respectively, of insurance in force (direct and assumed), for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Delaware. Reserves (direct and assumed) to cover the above insurance totaled of $3.0 million and $2.6 million as of December 31, 2022 and 2021, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business which is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on Funds not Involving Life Contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts which are determined by formula as described in the NAIC instructions.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Other than normal updates of reserves, there were no significant reserve changes for the year ended December 31, 2022. The details for other changes in reserves for the years ended December 31, 2021 and 2020 are as follows:

(In Thousands)	2021			2020
Item	Total	Ordinary Individual Annuities	Group Annuities	Total	Ordinary Individual Annuities
Asset/Liability analysis	$(33,400)	$(5,000)	$(28,400)	$(30,000)	$(30,000)

Total - increase (decrease)	$(33,400)	$(5,000)	$(28,400)	$(30,000)	$(30,000)

11.	WITHDRAWAL CHARACTERISTICS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT-TYPE LIABILITIES

The withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

INDIVIDUAL ANNUITIES	December 31, 2022
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2022	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$14,128,826	$189,858	$—	$14,318,684	81.6%
b. At Book Value Less Current Surrender Charge of 5% or More	910,212	—	—	910,212	5.2%
c. At Fair Value	—	—	882,810	882,810	5.0%

d. Total with Adjustment or at Market Value	15,039,038	189,858	882,810	16,111,706	91.8%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,163,930	—	—	1,163,930	6.6%
(2) Not Subject to Discretionary Withdrawal	232,893	—	32,937	265,830	1.5%

(3) Total (Gross: Direct and Assumed)	16,435,861	189,858	915,747	17,541,466	100.0%
(4) Reinsurance Ceded	121,234	—	—	121,234

(5) Total (Net)	$16,314,627	$189,858	$915,747	$17,420,232

(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date.	$96,024	$—	$—	$96,024

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

GROUP ANNUITIES	December 31, 2022
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2022	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$141,814	$—	$141,814	1.8%
b. At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c. At Fair Value	—	—	7,333,470	7,333,470	95.2%

d. Total with Adjustment or at Market Value	$—	$141,814	$7,333,470	$7,475,284	97.1%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	34,579	—	—	34,579	0.4%
(2) Not Subject to Discretionary Withdrawal	190,760	—	—	190,760	2.5%

(3) Total (Gross: Direct and Assumed)	$225,339	$141,814	$7,333,470	$7,700,623	100.0%
(4) Reinsurance Ceded	18,232	—	—	18,232

(5) Total (Net)	$207,107	$141,814	$7,333,470	$7,682,391
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date.	$—	$—	$—	$—

DEPOSIT-TYPE CONTRACTS	December 31, 2022
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2022	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$—	$—	$—	—%
b. At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c. At Fair Value	—	—	315,786	315,786	16.8%

d. Total with Adjustment or at Market Value	$—	$—	$315,786	$315,786	16.8%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	—%
(2) Not Subject to Discretionary Withdrawal	1,566,381	—	—	1,566,381	83.2%

(3) Total (Gross: Direct and Assumed)	$1,566,381	$—	$315,786	$1,882,167	100.0%
(4) Reinsurance Ceded	3,420	—	—	3,420

(5) Total (Net)	$1,562,961	$—	$315,786	$1,878,747
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date.	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Accounts and Separate Accounts of the Company as of December 31, 2022:

(In Thousands)	December 31, 2022
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$16,325,955
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	195,779
Exhibit 7, Deposit-Type Contracts	1,562,961

Subtotal General Account	$18,084,695

Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	$8,547,953
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	32,937
Other contract deposit funds	315,786

Subtotal Separate Account	$8,896,676

Combined Total	$26,981,371

INDIVIDUAL ANNUITIES	December 31, 2021
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2021	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$12,738,819	$221,404	$—	$12,960,223	79.3%
b. At Book Value Less Current Surrender Charge of 5% or More	980,121	—	—	980,121	6.0%
c. At Fair Value	—	—	948,897	948,897	5.8%

d. Total with Adjustment or at Market Value	13,718,940	221,404	948,897	14,889,241	91.1%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	1,159,451	—	—	1,159,451	7.1%
(2) Not Subject to Discretionary Withdrawal	245,736	—	43,202	288,938	1.8%

(3) Total (Gross: Direct and Assumed)	15,124,127	221,404	992,099	16,337,630	100.0%
(4) Reinsurance Ceded	109,571	—	—	109,571

(5) Total (Net)	$15,014,556	$221,404	$992,099	$16,228,059
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date.	$2,514	$—	$—	$2,514

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

GROUP ANNUITIES	December 31, 2021
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2021	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$143,413	$—	$143,413	1.4%
b. At Book Value Less Current Surrender Charge of 5% or More	1	—	—	1	—%
c. At Fair Value	—	—	9,831,986	9,831,986	96.2%

d. Total with Adjustment or at Market Value	$1	$143,413	$9,831,986	$9,975,400	97.6%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	36,115	—	—	36,115	0.4%
(2) Not Subject to Discretionary Withdrawal	208,504	—	—	208,504	2.0%

(3) Total (Gross: Direct and Assumed)	$244,620	$143,413	$9,831,986	$10,220,019	100.0%
(4) Reinsurance Ceded	37,395	—	—	37,395

(5) Total (Net)	$207,225	$143,413	$9,831,986	$10,182,624
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date.	$—	$—	$—	$—

DEPOSIT-TYPE CONTRACTS	December 31, 2021
(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total 12/31/2021	% of Total
(1) Subject to Discretionary Withdrawal:
a. With Market Value Adjustment	$—	$—	$—	$—	—%
b. At Book Value Less Current Surrender Charge of 5% or More	—	—	—	—	—%
c. At Fair Value	—	—	307,052	307,052	18.3%

d. Total with Adjustment or at Market Value	$—	$—	$307,052	$307,052	18.3%
e. At Book Value Without Adjustment (Minimal or no Charge or Adjustment)	—	—	—	—	—%
(2) Not Subject to Discretionary Withdrawal	1,367,302	—	—	1,367,302	81.7%

(3) Total (Gross: Direct and Assumed)	$1,367,302	$—	$307,052	$1,674,354	100.0%
(4) Reinsurance Ceded	3,899	—	—	3,899

(5) Total (Net)	$1,363,403	$—	$307,052	$1,670,455
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date.	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Below is the reconciliation of the annuity actuarial reserves, deposit-type contract funds, and other liabilities without life or disability contingencies from the General Accounts and Separate Accounts of the Company as of December 31, 2021:

(In Thousands)	December 31, 2021
Life & Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$15,015,469
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	206,313
Exhibit 7, Deposit-Type Contracts	1,363,402

Subtotal General Account	$16,585,184

Separate Account Annual Statement:
Exhibit 3, Annuities Section, Total (net)	$11,145,700
Exhibit 3, Supplementary Contracts with Life Contingencies Section, Total (net)	43,202
Other contract deposit funds	307,052

Subtotal Separate Account	$11,495,954

Combined Total	$28,081,138

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

12.	ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The amounts of account value, cash value and reserve breakouts of life insurance by withdrawal characteristics for General Account products and Separate Account non-guaranteed products are shown in the tables below as of December 31, 2022 or 2021. The Company had no life Separate Account products with guarantees at December 31, 2022 or 2021.

(In Thousands)	December 31, 2022
General Account	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	35,980	33,675	37,766
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	13,671	13,671	13,671
i. Variable Universal Life	401,407	403,354	404,642
j. Miscellaneous Reserves	640,448	639,842	640,965

(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	198
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	7
d. Disability - Disabled Lives	XXX	XXX	360
e. Miscellaneous Reserves	XXX	XXX	9,777

(3) Total (gross: direct + assumed)	$1,091,506	$1,090,542	$1,107,386

(4) Reinsurance Ceded	295,323	296,555	319,825

(5) Total (net) (3) - (4)	$796,183	$793,987	$787,561

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2022
Separate Account Non Guaranteed	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	40,889	40,889	40,889
i. Variable Universal Life	7,544,051	7,544,051	7,542,961
j. Miscellaneous Reserves	—	—	—

(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	$7,584,940	$7,584,940	$7,583,850

(4) Reinsurance Ceded	—	—	—

(5) Total (net) (3) - (4)	$7,584,940	$7,584,940	$7,583,850

Below is a reconciliation of the life reserves from the General Accounts and Separate Accounts of the Company as of December 31, 2022:

(In Thousands)	December 31, 2022
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$776,486
Exhibit 5, Disability - Active Lives Section, Total (net)	7
Exhibit 5, Disability - Disabled Lives Section, Total (net)	360
Exhibit 5, Miscellaneous Reserves Section, Total (net)	10,708

Subtotal General Account	$787,561

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	$7,583,850

Subtotal Separate Account	$7,583,850

Combined Total	$8,371,411

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2021
General Account	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	40,395	40,434	42,275
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	13,784	13,784	13,784
i. Variable Universal Life	417,049	420,060	421,976
j. Miscellaneous Reserves	684,118	683,717	684,864

(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	204
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	7
d. Disability - Disabled Lives	XXX	XXX	359
e. Miscellaneous Reserves	XXX	XXX	11,026

(3) Total (gross: direct + assumed)	$1,155,346	$1,157,995	$1,174,495

(4) Reinsurance Ceded	298,137	299,422	322,071

(5) Total (net) (3) - (4)	$857,209	$858,573	$852,424

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2021
Separate Account Non-Guaranteed	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	54,459	54,459	54,459
h. Variable Life	7,848,456	7,848,456	7,844,545
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—

(2) Not subject to discretionary withdrawal or not cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	$7,902,915	$7,902,915	$7,899,004

(4) Reinsurance Ceded	—	—	—

(5) Total (net) (3) - (4)	$7,902,915	$7,902,915	$7,899,004

Below is a reconciliation of the life reserves from the General Accounts and Separate Accounts of the Company as of December 31, 2021:

(In Thousands)	December 31, 2021
Life & Accident & Health Annual Statement:
Exhibit 5, Life Insurance Section, Total (net)	$840,279
Exhibit 5, Disability - Active Lives Section, Total (net)	7
Exhibit 5, Disability - Disabled Lives Section, Total (net)	359
Exhibit 5, Miscellaneous Reserves Section, Total (net)	11,779

Subtotal General Account	$852,424

Separate Account Annual Statement:
Exhibit 3, Life Insurance Section, Total (net)	$7,899,004

Subtotal Separate Account	$7,899,004

Combined Total	$8,751,428

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

13.	SEPARATE ACCOUNTS

The Company has established insulated Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in insulated variable separate accounts include individual and group life and annuity contracts. The assets (securities) in these insulated accounts are carried at fair value and the investment risk associated with such assets is retained by the contract holder. These variable products provide minimum death benefits and, in certain annuity contracts, minimum accumulation income or withdrawal benefits. The minimum guaranteed benefit reserves associated with the insulated Separate Accounts are reported in “Aggregate reserve for the life contracts” in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus.

The Company has also established non-insulated Separate Accounts for certain contracts that include an MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts. The assets in the variable deferred annuity Separate Account are carried at fair value. For some MVA contracts, the assets in the fixed deferred annuity Separate Account are carried on a General Account basis. The assets of the non-insulated Separate Account are not legally insulated and can be used by the Company to satisfy claims resulting from the General Account.

The Company earns separate account fees for providing administrative services and bearing the mortality and the other guaranteed benefit risks related to variable contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values in variable Separate Accounts are allocated to policyholders and therefore are not reflected in the Company’s Statutory Statements of Operations for the General Account.

For the current reporting year, the Company reported assets and liabilities from the following products in a Separate Account:

•	Delaware Life Variable Life

•	Delaware Life Variable Annuity

•	Delaware Life Market Value Adjusted Annuity

The legal insulation of the Separate Account assets prevents such assets from being generally available to satisfy claims resulting from the General Account. The Separate Account classification of “legally insulated” vs. “not legally insulated” is supported by Section 2932 of the Delaware Insurance Code.

The Company maintained Separate Account assets totaling $17,680.8 million and $22,677.9 million as of December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, the Company’s Separate Account Statements included legally insulated assets of $17,279.8 million and $22,242.3 million, respectively.

The assets legally insulated and non-legally insulated from the General Account as of December 31, 2022 and 2021 were attributable to the following products:

(In Thousands)	December 31, 2022
Product	Legally Insulated Assets	Not - Legally Insulated Assets	Total
Variable Life	$8,686,763	$—	$8,686,763
Variable Annuity	8,593,077	—	8,593,077
MVA Annuity	—	400,971	400,971

Total	$17,279,840	$400,971	$17,680,811

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2021
Product	Legally Insulated Assets	Not - Legally Insulated Assets	Total
Variable Life	$11,086,262	$—	$11,086,262
Variable Annuity	11,156,022	—	11,156,022
MVA Annuity	—	435,653	435,653

Total	$22,242,284	$435,653	$22,677,937

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges. The resulting surplus is recorded in the Statutory Statements of Operations for the General Account as a component of “Net transfers (from) or to Separate Accounts net of reinsurance.” The variable Separate Accounts are non-guaranteed Separate Accounts, wherein the policyholder assumes substantially all the investment risks and rewards. MVA Separate Accounts are guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk associated with separate account guarantees, risk charges of $192.3 million, $203.6 million, and $173.4 million were received by the General Account from the Separate Accounts during the years ended December 31, 2022, 2021 and 2020, respectively.

For the years ended December 31, 2022, 2021 and 2020, the Company’s General Account paid $104.9 million, $117.9 million, and $57.1 million for Separate Account guarantees, respectively.

The Company does not engage in securities lending transactions within its Separate Account.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

An analysis of the separate account reserves as of December 31, 2022 is as follows:

	December 31, 2022
(In Thousands)	Nonindexed Guarantee Less than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$15,133	$367,516	$382,649
Reserves at December 31, 2022
For Accounts with Assets at:
Fair Value	141,814	16,148,853	16,290,667
Amortized Cost	189,858	—	189,858

Total Reserves	$331,672	$16,148,853	$16,480,525

By Withdrawal Characteristics:
With Market Value Adjustment	$331,672	$—	$331,672
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	373,163	373,163
At Fair Value	—	15,742,753	15,742,753

Subtotal	331,672	16,115,916	16,447,588
Not Subject to Discretionary Withdrawal	—	32,937	32,937

Total	$331,672	$16,148,853	$16,480,525

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

An analysis of the separate account reserves as of December 31, 2021 is as follows:

	December 31, 2021
(In Thousands)	Nonindexed Guarantee Less than/ equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums, Considerations or Deposits	$11,426	$436,687	$448,113
Reserves at December 31, 2021
For Accounts with Assets at:
Fair Value	148,140	19,030,141	19,178,281
Amortized Cost	216,677	—	216,677

Total Reserves	$364,817	$19,030,141	$19,394,958

By Withdrawal Characteristics:
With Market Value Adjustment	$364,817	$—	$364,817
At Book Value Without Market Value Adjustment and with current surrender charge of 5% or more	—	243,650	243,650
At Fair Value	—	18,743,289	18,743,289

Subtotal	364,817	18,986,939	19,351,756
Not Subject to Discretionary Withdrawal	—	43,202	43,202

Total	$364,817	$19,030,141	$19,394,958

Below is the reconciliation of “Net Transfers from Separate Accounts net of reinsurance” in the Statutory Statements of Operations of the Company:

	Years Ended December 31,
(In Thousands)	2022	2021	2020
Transfers to Separate Accounts	$382,649	$448,113	$179,352
Transfers from Separate Accounts	(1,216,506)	(1,679,798)	(1,309,707)

Net Transfers from Separate Accounts net of reinsurance in the Statement of Operations	$(833,857)	$(1,231,685)	$(1,130,355)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

14.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and therefore, represents an exit price. Fair value estimates are significantly affected by the assumptions used, including the discount rate and estimates of future cash flow. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, certain level 3 derived fair value estimates cannot be substantiated by comparison to independent markets and, in some cases, could not be realized in the immediate settlement of the instruments. Certain financial liabilities (including non-investment type insurance contracts) and all nonfinancial instruments are excluded from the disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value to the Company.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value (“SSAP No. 100R”). The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair hierarchy are as follows:

Level 1: Fair value is based on unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2: Fair value is based on quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

Level 3: Fair value is based on valuations derived from techniques in which one or more significant inputs are unobservable (supported by little or no market activity). Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument. From time to time, there may be movements between levels as inputs become more or less observable, which may depend on several factors including the activity of the market for the specific security, the activity of the market for similar securities, the level of risk spreads and the source of the information from which we obtain the information. Transfers in or out of any level are measured as of the beginning of the period. Pursuant to SSAP No. 100R, the Company is permitted to utilize net asset value (“NAV”) as a practical expedient to fair value for certain investments that qualify for such treatment. Investments reported at NAV are separately identified in the table below.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Valuation of Financial Instruments Held at Fair Value by Fair Value Hierarchy Levels

The following tables present the Company’s assets and liabilities measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus as of December 31, 2022 and 2021:

(In Thousands)	December 31, 2022
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	Net Asset Value (“NAV”)	Total
Assets at fair value:
Preferred Stock
Industrial and miscellaneous - unaffiliated	$—	$34,254	$—	$—	$34,254
Parent, Subsidiaries and Affiliates	—	243,199	—	—	243,199
Common Stock
Industrial and miscellaneous - unaffiliated	15,399	90,022	27,959	—	133,380
Bonds - Unaffiliated
Hybrid securities	—	2,519	—	—	2,519
Industrial and miscellaneous	—	223	2,999	—	3,222
Other Invested Assets
Industrial and miscellaneous - unaffiliated	—	62,971	2,071	—	65,042
Derivative assets
Interest rate contracts	592,295	2,045	—	—	594,340
Equity contracts	6,128	—	—	—	6,128
Foreign exchange contracts	—	—	52	—	52
Separate Accounts assets (a) (b)	10,455,406	4,913,419	270,387	114,778	15,753,990

Total assets at fair value/NAV	$11,069,228	$5,348,652	$303,468	$114,778	$16,836,126

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$(336,952)	$(111,913)	$—	$—	$(448,865)
Equity contracts	(59)	—	—	—	(59)
Foreign exchange contracts	—	—	(3,205)	—	(3,205)

Total liabilities at fair value	$(337,011)	$(111,913)	$(3,205)	$—	$(452,129)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	December 31, 2021
Description for Each Class of Asset or Liability	Level 1	Level 2	Level 3	NAV	Total
Assets at fair value:
Preferred Stock
Industrial and miscellaneous - unaffiliated	$—	$—	$19,948	$—	$19,948
Parent, Subsidiaries and Affiliates	—	—	255,000	—	255,000
Common stock
Industrial and miscellaneous - unaffiliated	—	15,931	$82,215	—	98,146
Bonds - Unaffiliated
Asset-backed securities	—	11,539	825	—	12,364
Other Invested Assets	—	194,832	41,731	—	236,563
Derivative assets
Interest rate contracts	346,572	122,733	—	—	469,305
Equity contracts	2,606	—	—	—	2,606
Foreign exchange contracts	—	—	990	—	990
Separate Accounts assets (a)(b)	14,208,866	6,623,112	289,981	155,076	21,277,035

Total assets at fair value	$14,558,044	$6,968,147	$690,690	$155,076	$22,371,957

Liabilities at fair value:
Derivative liabilities
Interest rate contracts	$(146,800)	$—	$—	$—	$(146,800)
Equity contracts	(792)	—	—	—	(792)
Foreign exchange contracts	—	—	(140)	—	(140)

Total liabilities at fair value	$(147,592)	$—	$(140)	$—	$(147,732)

(a)

Separate account invested assets are typically carried at fair value. In instances where market risk is guaranteed by the Company, bonds and preferred stocks are carried at amortized cost based on their respective NAIC designation. Separate account assets also exclude $1,660.2 million and $1,120.0 million of investment income and receivables due at December 31, 2022 and 2021, respectively. Separate account liabilities include derivative liabilities carried at fair value.

(b)

Includes assets with a fair value of $114.8 million and $155.1 million at December 31, 2022 and 2021 respectively, in hedge funds, private equities, and other alternative investments for which fair value is measured at NAV using the practical expedient. These investments are not quoted on a securities exchange or in the over the counter market. As of December 31, 2022 or 2021, there were no unfunded commitments. The investments have liquidity restrictions consisting of notice periods (typically 60 days), redemption schedules (typically quarterly) and hold backs (typically 3% of the investment is held back until the next annual audit is completed). The redemption period may be extended if there is a delay in liquidating underlying holdings within an investment. The investments are within the policyholders separate accounts so any fluctuation in NAV will result in a corresponding change in the policyholder reserve liability and therefore will have no impact on income.

None of the Company’s assets measured at fair value transferred between Levels 1 and 2 during the years ended December 31, 2022 and December 31, 2021.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The following tables are a reconciliation of the beginning and ending balances for assets and liabilities measured at fair value which were categorized as Level 3 for the years ended December 31, 2022 and 2021:

(In Thousands)
2022	Beginning Balance at 01/01/2022	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2022
Assets:
Preferred Stock
Industrial and Miscellaneous - unaffiliated	$19,948	$—	$—	$—	$52	$—	$—	$(20,000)	$—	$—
Parent, Subsidiaries and Affiliates	255,000	—	(255,000)	—	—	—	—	—	—	—
Common Stock - Unaffiliated	82,215	$1,365	(50,086)	824	1,686	210	—	(8,255)	—	27,959
Bonds
Industrial and miscellaneous - unaffiliated	825	7,438	—	(5,434)	170	—	—	—	—	2,999
Other Invested Assets	41,731	—	(30,399)	10	(3,680)	—	—	(5,591)	—	2,071
Derivative Assets	990	—	—	18,975	(938)	—	—	—	(18,975)	52
Separate Accounts Assets	289,981	6,014	(6,635)	(1,342)	(28,355)	80,732	—	(11,393)	(58,615)	270,387

Total Assets	$690,690	$14,817	$(342,120)	$13,033	$(31,065)	$80,942	$—	$(45,239)	$(77,590)	$303,468

Liabilities:
FX Contracts	$(140)	$—	$—	$(6,827)	$(3,065)	$—	$—	$—	$6,827	$(3,205)

Total Liabilities	$(140)	$—	$—	$(6,827)	$(3,065)	$—	$—	$—	$6,827	$(3,205)

2021	Beginning Balance at 01/01/2021	Transfers Into Level 3	Transfers Out of Level 3	Total Gains and (Losses) Included in Net Income	Total Gains and (Losses) Included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2021
Assets:
Preferred Stock
Industrial and Miscellaneous	$—	$—	$—	$—	$—	$19,948	$—	$—	$—	$19,948
Parent, Subsidiaries and Affiliates	—	255,000	—	—	—	—	—	—	—	255,000
Common Stock - Unaffiliated	192,106	20	(29,550)	(7,531)	29,194	27,626	—	(129,650)	—	82,215
Bonds - Unaffiliated										—
Asset-backed Securities	836	—	—	—	(11)	—	—	—	—	825
Other Invested Assets	—	—	—	(6,931)	5,651	44,684	—	(1,673)	—	41,731
Derivative Assets	7			9,968	983				(9,968)	990
Separate Accounts Assets	277,603	7,230	(27,468)	(374)	360	109,323	11	(16,753)	(59,951)	289,981

Total Assets	$470,552	$262,250	$(57,018)	$(4,868)	$36,177	$201,581	$11	$(148,076)	$(69,919)	$690,690

Liabilities:
FX Contracts	(3,455)	—	—	(9,284)	3,315	—	—	—	9,284	(140)

Total Liabilities	$(3,455)	$—	$—	$(9,284)	$3,315	$—	$—	$—	$9,284	$(140)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The Company transfers assets into or out of Level 3 at fair value as of the beginning of the reporting period. Transfers made were the result of changes in the level of observability of inputs used to price the assets or liabilities or changes in NAIC designations.

At the beginning of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

Derivative values in the above tables are presented on a gross basis.

Quantitative Information about Level 3 Fair Value Measurements

The following tables provide quantitative information about the significant unobservable inputs used for recurring assets measured at fair value in the Statutory Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus categorized within Level 3 for the years ended December 31, 2022 or 2021:

(In Thousands)
2022	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Bonds - Unaffiliated - Industrial & Misc.	External Model	Spreads	$2,999	17-24	19
Common Stocks	Trade Price	Pricing Valuation Multiple / Discount Rate	23,286	0-1000	335
	External Model	External Cashflows	4,672	0-2	1
Other Invested Assets	External Model	Spreads	2,071	0-1	—
Separate Accounts assets	Matrix Pricing	Spreads	2,059	86-90	13
	Market Pricing	Spreads	10,833	40-110	73
	Matrix Pricing	Spreads	250,975	0-100	91
	Market Pricing	Quoted Prices	760	17-90	2
	Market Pricing	Quoted Prices	5,760	91-100	93

Total Assets			$303,415

2021	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Bonds - Unaffiliated - Asset-backed securities	Matrix Pricing	Spreads	$825	20	20
Common Stocks	Matrix Pricing	Spreads	82,215	1-1000	156
Preferred Stock	Matrix Pricing	Spreads	274,948	1-5000	364
Other Invested Assets	Matrix Pricing	Spreads	41,731	0-177	38
Separate Accounts assets	Matrix Pricing	Spreads	4,185	63-104	98
	Market Pricing	Quoted Prices	13,071	53-146	110
	Matrix Pricing	Spreads	272,342	1-100	99
	Market Pricing	Quoted Prices	383	99-100	50

Total Assets			$689,700

There were no significant changes made in valuation techniques during 2022 and 2021.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The above unobservable input tables above do not include immaterial balances related to derivatives which totaled $0.1 million and $1.0 million as of December 31, 2022 and December 31, 2021, respectively.

Aggregate Fair Value of all Financial Instruments

For financial instruments, the carrying value and fair value or NAV, including level within the fair value hierarchy, at December 31, 2022 and 2021 were:

(In Thousands)	2022
Type of Financial Instrument	Aggregate Fair Value	Carrying Value	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Cash, Cash Equivalents and Short-term Investments	$3,141,676	$3,141,676	$784,641	$2,357,035	$—	$—	$—
Bonds	12,815,035	14,325,528	1,523	12,476,378	337,134	—	—
Preferred Stocks	1,072,730	1,121,391	—	1,072,730	—	—	—
Common Stocks	133,380	133,380	15,399	90,022	27,959	—	—
Mortgages Loans on Real Estate, Net of Allowance	1,297,783	1,387,817	—	1,297,783	—	—	—
Contract Loans	333,437	353,608	—	—	333,437	—	—
Derivatives – Options and Swaptions	1,165	1,165	—	1,165	—	—	—
Derivatives – Swaps and Forwards	605,124	601,601	604,193	880	51	—	—
Derivatives - Futures	6,281	6,281	6,281	—	—	—	—
Other Invested Assets (a)	723,497	748,755	—	667,975	55,522	—	—
Separate Account Assets	15,980,121	16,010,235	10,461,469	5,126,913	276,961	114,778	—

Total Assets	$36,110,229	$37,831,437	$11,873,506	$23,090,881	$1,031,064	$114,778	$—

Liabilities:
Contractholder Deposit Funds and Other Policyholder Liabilities	$(1,476,681)	$(1,562,961)	$—	$—	$(1,476,681)	$—	$—
Derivatives – Swaps and Forwards	(453,038)	(455,752)	(334,465)	(115,369)	(3,204)	—	—
Derivatives - Futures	(2,546)	(2,546)	(2,546)	—	—	—	—
Separate Account Liabilities	(315,784)	(315,784)	—	—	(315,784)	—	—

Total Liabilities:	$(2,248,049)	$(2,337,043)	$(337,011)	$(115,369)	$(1,795,669)	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

(In Thousands)	2021
Type of Financial Instrument	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	NAV	Not Practicable (Carrying Value)
Assets:
Cash, Cash Equivalents and Short-term Investments	$2,399,198	$2,399,198	$643,687	$1,755,511	$—	$—	$—
Bonds	13,494,024	13,204,813	448,752	12,537,196	508,076	—	—
Preferred Stocks	1,241,235	1,227,981	—	966,287	274,948	—	—
Common Stocks	98,146	98,146	—	15,931	82,215	—	—
Mortgages Loans on Real Estate, Net of Allowance	956,118	960,456	—	—	956,118	—	—
Contract Loans	456,307	373,116	—	—	456,307	—	—
Derivatives – Options and Swaptions	123	123	—	123	—	—	—
Derivatives – Swaps and Forwards	451,889	476,700	328,290	122,609	990	—	—
Derivatives - Futures	4,958	4,958	4,958	—	—	—	—
Other Invested Assets (a)	877,207	871,005	—	259,624	617,583	—	—
Separate Account Assets	21,574,648	21,556,768	14,213,186	6,904,960	301,426	155,076	—

Total Assets	$41,553,853	$41,173,264	$15,638,873	$22,562,241	$3,197,663	$155,076	$—

Liabilities:
Contractholder Deposit Funds and Other Policyholder Liabilities	$(1,493,980)	$(1,363,403)	$—	$—	$(1,493,980)	$—	$—
Derivatives – Swaps and Forwards	(161,530)	(154,031)	(146,214)	(15,176)	(140)	—	—
Derivatives - Futures	(1,378)	(1,378)	(1,378)	—	—	—	—
Separate Account Liabilities	(307,052)	(307,052)	—	—	(307,052)	—	—

Total Liabilities:	$(1,963,940)	$(1,825,864)	$(147,592)	$(15,176)	$(1,801,172)	$—	$—

(a)

As of December 31, 2022 and 2021, there were $211.8 million and $201.3 million of unfunded commitments for limited partnership investments, respectively. The investments have liquidity restrictions consisting of either general partner approval or no ability for early redemption.

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents, and short-term investments - The carrying value for cash, cash equivalents, and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Bonds - The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes, and pricing models. Prices are first sought from third-party pricing services, with the remaining unpriced securities priced using one of the other two methods. Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date. In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages. The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations. Typical inputs used by these three pricing methods include,

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds. In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS. These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes. A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices. Also, a small subset of privately-placed fixed maturity securities are priced using matrix applications which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively-traded market. Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any), and other factors may not reflect those of an active market.

Preferred and common stocks - The fair value of the Company’s equity securities not accounted for under the equity method is first based on quoted market prices. Similar to fixed maturity securities, the Company uses pricing services and broker quotes to price equity securities for which a quoted market price is not available.

Mortgage loans on real estate - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives - The fair values of swaps, swaptions, and forwards are based on current settlement values, dealer quotes, and market prices. Fair values of options and futures are also based on dealer quotes and market prices.

Contract loans - The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Other invested assets - Other invested assets include LIHTCs, surplus notes, collateral loans, and equipment lease trusts. The fair value of LIHTCs and equipment lease trusts approximate their carrying values. The fair values of surplus notes are obtained from third-party pricing services. Collateral loans are carried at amortized cost using pricing methods similar to private placements.

Separate Accounts - The estimated fair value of separate account assets and liabilities is determined using the same methodology described in Note 13. The difference between separate account assets and liabilities reflected in the chart above and the total recognized in the Statutory Statements of Admitted Assets, Liabilities and Capital Stock and Surplus represents amounts that are attributable to non-financial instruments.

Contract holder deposit funds - The fair values of the Company’s General Account liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) is estimated using discounted cash flow analyses or surrender values. Those contracts that are deemed to have short-term guarantees have a carrying amount equal to their estimated fair value.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

15.	FEDERAL INCOME TAXES

The application of SSAP No.101, Income Taxes, requires a company to evaluate the recoverability of DTAs and, if necessary, to establish a valuation allowance to reduce the DTA to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. Although the realization is not assured, management believes it is more likely than not that DTAs will be realized. Therefore, the Company did not record a valuation allowance as of December 31, 2022 and December 31, 2021.

The Inflation Reduction Act (“IRA”) was enacted on August 16, 2022 and included a new corporate alternative minimum tax (“CAMT”). The IRA and CAMT are effective for tax years beginning after 2022. The Company has not determined as of December 31, 2022 if it will be subject to the CAMT in 2023. The Company’s 2022 financial statements do not include the estimated impact of the CAMT because a reasonable estimate cannot be made.

The components of the Company’s DTAs and DTLs as of December 31, 2022 and December 31, 2021 were as follows:

(In Thousands)	December 31, 2022			December 31, 2021			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross Deferred Tax Assets	$114,648	$45,114	$159,762	$103,977	$28,211	$132,188	$10,671	$16,903	$27,574
Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—

Adjusted Gross Deferred Tax Assets	114,648	45,114	159,762	103,977	28,211	132,188	10,671	16,903	27,574
Deferred Tax Assets Nonadmitted	—	—	—	—	—	—	—	—	—

Subtotal Net Admitted Deferred Tax Assets	114,648	45,114	159,762	103,977	28,211	132,188	10,671	16,903	27,574
Deferred Tax Liabilities	62,801	57,012	119,813	101,718	18,937	120,655	(38,917)	38,075	(842)

Net Admitted Deferred Tax Assets / (Net Deferred Tax Liabilities)	$51,847	$(11,898)	$39,949	$2,259	$9,274	$11,533	$49,588	$(21,172)	$28,416

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The following table provides component amounts of the Company’s calculation by tax character in accordance with paragraphs 11.a, 11.b.i, 11.b.ii and 11.c of SSAP No. 101:

(In Thousands)	December 31, 2022			December 31, 2021			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101
(a) Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$16,958	$16,958	$—	$7,089	$7,089	$—	$9,869	$9,869
(b) Adjusted Gross Deferred Tax Assets Expected to Be Realized (Excluding the amount of Deferred Tax Assets From 2(a) above) After Application of the Threshold Limitation. (The Lesser of 2(b)1 and 2(b)2 Below)	49,635	12,862	62,497	45,806	21,122	66,928	3,829	(8,260)	(4,431)
1.Adjusted Gross Deferred Tax Assets Expected to be Realized Following the Balance Sheet Date.	49,635	12,862	62,497	45,806	21,122	66,928	3,829	(8,260)	(4,431)
2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	XXX	XXX	323,831	XXX	XXX	299,164	XXX	XXX	24,667
(c) Adjusted Gross Deferred Tax Assets (Excluding the Amount Of Deferred Tax Assets From 2(a) and 2(b) above) Offset by Gross Deferred Tax Liabilities.	65,013	15,294	80,307	58,171	—	58,171	6,842	15,294	22,136
(d) Deferred Tax Assets Admitted as the result of application of SSAP No. 101. Total (2(a) + 2(b) + 2(c))	$114,648	$45,114	$159,762	$103,977	$28,211	$132,188	$10,671	$16,903	$27,574

	2022	2021
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	841%	808%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above (in thousands)	$2,158,872	$1,994,425

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The following table provides the impact of tax planning strategies on adjusted gross and net admitted DTAs, as used in the Company’s SSAP No. 101 calculation.

	December 31, 2022		December 31, 2021		Change
(In Thousands)
Description	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Impact of Tax Planning Strategies
Admitted Deferred Tax Assets, by Tax Character as a Percentage
Adjusted Gross Deferred Tax Assets	$114,648	$45,114	$103,977	$28,211	$10,671	$16,903
Percentage of Adjusted Gross Deferred Tax Assets by Tax Character Attributable to the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%
Net Admitted Adjusted Gross Deferred Tax Assets	$114,648	$45,114	$103,977	$28,211	$10,671	$16,903
Assets by Tax Character Because of the Impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

The Company had no temporary difference for which a DTL was not established.

The following tables provide the significant components of the Company’s income taxes incurred and the changes in DTAs and DTLs.

(In Thousands)	December 31, 2022	December 31, 2021	December 31, 2020
Current Income Tax
Federal Tax (Benefit) Expense from Operations	$46,564	$(3,242)	$(11,980)
Federal Income Tax Expense on Net Capital Gains	3	9,400	186

Current Income Tax (Benefit) Expense	$46,567	$6,158	$(11,794)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The significant components of the Company’s DTAs and DTLs as of December 31, 2022 and 2021 were as follows:

(In Thousands)	December 31, 2022	December 31, 2021	Change
Deferred Tax Assets:
Ordinary
Policyholder Reserves	$69,139	$60,282	$8,857
Investments	2,392	2,389	3
Deferred Acquisition Costs	34,143	32,938	1,205
Fixed assets	1,087	1,585	(498)
Compensation and benefits accrual	2,134	1,071	1,063
Receivables - nonadmitted	3,663	3,535	128
Other	2,090	2,177	(87)

Total Ordinary Deferred Tax Assets	$114,648	$103,977	$10,671
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Ordinary Deferred Tax Assets	$114,648	$103,977	$10,671
Capital
Investments	45,114	28,211	16,903

Subtotal	$45,114	$28,211	$16,903
Statutory Valuation Allowance Adjustment	—	—	—
Nonadmitted	—	—	—

Admitted Capital Deferred Tax Assets	$45,114	$28,211	$16,903

Admitted Deferred Tax Assets	$159,762	$132,188	$27,574

Deferred Tax Liabilities:
Ordinary
Investments	$39,400	$70,639	$(31,239)
Fixed Asset	771	—	771
Policyholder Reserves	22,628	31,077	(8,449)
Other	2	2	—

Subtotal	$62,801	$101,718	$(38,917)
Capital
Investments	57,012	18,937	38,075

Subtotal	$57,012	$18,937	$38,075

Deferred Tax Liabilities	$119,813	$120,655	$(842)
Net Admitted Deferred Tax Assets / Deferred Tax Liabilities	$39,949	$11,533	$28,416

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The change in net deferred income taxes was comprised of the following:

(In Thousands)
Description	December 31, 2022	December 31, 2021	Change
Total Deferred Tax Assets	$159,762	$132,188	$27,574
Total Deferred Tax Liabilities	119,814	120,655	(841)

Net Deferred Tax Assets / Deferred Tax Liabilities	$39,948	$11,533	$28,415
Statutory Valuation Allowance	—	—	—

Net Deferred Tax Assets / Deferred Tax Liabilities	$39,948	$11,533	$28,415
Tax Effect of Unrealized (Gains)/Losses			(5,064)
Prior Period Adjustment			3,410

Change in Net Deferred Income Tax			$26,761

The provision for federal income taxes incurred for the current year is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference for the years ended December 31, 2022, 2021 and 2020 were as follows:

(In Thousands)	December 31, 2022			December 31, 2021			December 31, 2020
Description	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 21%	Effective Tax Rate	Amount	Tax Effect @ 35%	Effective Tax Rate
Net Income Before Taxes	$298,712	$62,730	21.0%	$226,978	$47,665	21.0%	$206,562	$43,378	21.0%
Investment Related	(778)	(163)	(0.1)%	(80,240)	(16,850)	(7.4)%	(59,749)	(12,547)	(6.0)%
Exhibit 5a adjustment	—	—	—%	(3,373)	(708)	(0.3)%	—	—	—%
Change in Non-admitted assets	2,647	556	0.2%	2,676	562	0.3%	(1,091)	(229)	(0.1)%
Tax Credit Adjustment	(10,943)	(2,298)	(0.8)%	(56,265)	(11,816)	(5.2)%	3,135	658	0.3%
Tax Differences in Wholly Owned Subsidiaries	(214,556)	(45,057)	(15.1)%	(3,866)	(812)	(0.4)%	56,915	11,952	5.8%
Other	19,229	4,038	1.4%	(11,327)	(2,379)	(1.1)%	44	9	—%

Total Statutory Income Taxes		$19,806	6.6%		$15,662	6.9%		$43,221	20.8%

Federal Income Taxes Incurred		$46,567	15.6%		$6,158	2.7%		$(11,794)	(5.7)%
Change in Net Deferred Income Taxes		(26,762)	(9.0)%		9,504	4.2%		55,015	26.5%

Total Statutory Income Taxes		$19,805	6.6%		$15,662	6.9%		$43,221	20.8%

At December 31, 2022, the Company had no net operating loss, capital loss, or foreign tax credit carryforwards.

As of December 31, 2022, the Company’s capital income tax expense in the preceding years that will be available for recoupment in the event of future losses is as follows:

(In Thousands)
Year	Capital
2022	$3
2021	$16,954
2020	$—

The Company has no deposits admitted under Section 6603 of the Internal Revenue code.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Tax years prior to 2019 are closed for audit or examination under the applicable statute of limitations. The Company is not currently under examination by the Internal Revenue Service. The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of operations, or cash flows. Therefore, the Company did not record a liability for unrecognized tax benefits (“UTBs”) as of December 31, 2022 and 2021.

As of December 31, 2022, there were no positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date.

The Company recognizes interest accrued related to UTBs in income tax expense. The Company had no accrued interest balance as of December 31, 2022 and 2021. The Company recognized no gross interest benefit related to UTBs during the years ended December 31, 2022, 2021 and 2020. The Company has not accrued any penalties related to UTBs.

The Company is part of an affiliated group of companies that will file a consolidated federal income tax return for 2022. The following companies are included in the consolidated return filing:

•	Group 1001, Inc.

•	Group 1001 Insurance Holdings, LLC

•	Group 1001 Services, Inc.

•	Delaware Life (Bermuda) Holdings, Inc.

•	Delaware Life Insurance Company

•	Delaware Life Insurance Company of New York

•	DL Reinsurance Company

•	Clarendon Insurance Agency, Inc.

•	Clear Spring Health Insurance Company

•	Delaware Life Reinsurance (U.S.) Corp.

•	Clear Spring Health (CO), Inc.

•	Clear Spring Health (GA), Inc.

•	Clear Spring Health (SC), Inc.

•	Clear Spring Health Community Care, Inc.

•	Clear Spring Health (VA), Inc.

•	Clear Spring Health of Illinois, Inc.

•	Clear Spring Health Holdings, LLC

•	Clear Spring Health Management Services, LLC

•	Lackawanna Casualty Company

•	Lackawanna American Insurance Company

•	Lackawanna National Insurance Company

•	Clear Spring PC Acquisition Corp.

•	Clear Spring PC Holdings, LLC

•	Clear Spring Property and Casualty Company

A written tax allocation agreement has been approved by the state of domicile of each participating insurance company. Allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the Company.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

16.	CAPITAL STOCK AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is authorized to issue 10,000 shares of common stock with a par value of $1,000 per share; 6,437 shares of common stock are issued and outstanding. The Company is not authorized to issue preferred stock.

The Company is subject to certain statutory and regulatory restrictions imposed by the State of Delaware on insurance companies which limits the amount of cash dividends that may be paid to the stockholders. Under Delaware law, cash dividends may be paid only from earned surplus. Additionally, the maximum aggregate amount of ordinary dividends that the Company may declare or pay during any twelve-month period is the greater of: (1) 10% of its statutory surplus, or (2) net gains from operations before net realized capital gains (losses) provided that unassigned surplus is positive and sufficient to cover the payment, each as reported in the prior year’s Annual Statement, unless written approval is obtained from the Department granting a greater amount (i.e., an extraordinary dividend). In addition, no dividend may be paid in excess of unassigned funds. At December 31, 2022, the Company reported surplus as regards policyholders of $2,238.2 million, net gains from operations (before realized capital gains) of $245.1 million, and unassigned surplus of $372.1 million. As of December 31, 2022, the Company may declare an ordinary dividend to shareholders without prior approval from the Department in the maximum amount of $245.1 million.

The Company paid an ordinary dividend of $100.0 million to DLSH in April 2022 and received a capital contribution from DLSH of $50.0 million in December 2022. The Company paid ordinary dividends of $200.0 million and $65.0 million to DLH in April 2021 and April 2020, respectively. DLH paid $100.0 million to the Company in February 2020 in the form of a capital contribution that the Company accrued in December 2019 in accordance with SSAP No. 72. DLH also contributed $479.2 million and $7.5 million of cash capital to the Company in 2021 and 2020, respectively.

Surplus Notes

As of December 31, 2022 and 2021, the Company had $390.2 million of surplus notes outstanding. During 2013, the Company entered into an agreement with Deutsche Bank Trust Company Americas (“DBTCA”), pursuant to which the surplus notes were taken into custody by DBTCA on behalf of the holders of the surplus notes (the “Noteholders”). DBTCA collects all surplus note payments and distributes such funds to the Noteholders. As of December 31, 2022, the Noteholders were:

•	The Lange Dispositive Trust (the “Lange Trust”) (Item #1000)

•	Midland National Life Insurance Company (“Midland National”) (Item #3000)

•	North American Company for Life and Health Insurance (“North American”) (Item #3000)

•	Security Benefit Life Insurance Company (“Security Benefit”) (Items #1001, 1002, 1003, 2000)

•	Group 1001 Finance (Items #2000, 4000)

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

The details of outstanding surplus notes were as follows as of and for the years ended December 31, 2022 and 2021:

2022 (In Thousands)
Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$20,713	$134,699	$229,287	$13,225	$531,514	11/06/27
1001	12/15/22	7.750%	85,500	85,500	—	—	—	—	11/06/52
1002	12/15/22	7.750%	24,587	24,587	—	—	—	—	11/06/52
1003	12/15/22	7.750%	24,612	24,612	—	—	—	—	11/06/52
2000	12/15/95	7.750%	150,000	77,301	—	72,699	4,809	250,795	12/15/52
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	300,076	12/15/52
4000	12/15/95	7.750%	7,500	7,500	—	—	467	12,245	12/15/52

Total	XXX	XXX	$692,199	$390,213	$134,699	$301,986	$29,940	$1,094,630	XXX

2021 (In Thousands)
Item Number	Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note	Current Year Principal Paid	Life-To-Date Principal Paid	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Date of Maturity
1000	12/22/97	8.625%	$250,000	$155,412	$94,588	$94,588	$21,563	$519,537	11/06/27
2000	12/15/95	6.150%	150,000	77,301	72,699	72,699	9,225	246,185	12/15/27
3000	12/15/95	7.626%	150,000	150,000	—	—	11,439	288,637	12/15/32
4000	12/15/95	6.150%	7,500	7,500	—	—	461	11,778	12/15/27

Total	XXX	XXX	$557,500	$390,213	$167,287	$167,287	$42,688	$1,066,137	XXX

The proceeds from the issuance of the surplus notes were not used to purchase an asset directly or indirectly from the Noteholders. The surplus notes were not issued as part of a transaction whereby the principal or interest payments are contractually linked to other assets or agreements. There were no surplus note interest or principal payments subject to administrative offsetting provisions.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants and beneficiaries, as well as all other classes of creditors other than the Noteholders. After payment in full of certain obligations set forth in Section 5918 of the Delaware Insurance Code, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full. The Company has no preferred stockholders. Any redemption of a surplus note is subject to the prior written consent of the Department.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

During 2021, interests in the surplus note in the original amount of $250.0 million, listed as item 1000 in the above tables, were held by the Lange Trust, Security Benefit, and an affiliate of the Company. On December 31, 2021, DLH became the owner of $94.6 million of interests in this note and released the Company from all liabilities and obligations including principal and any accrued interest since the last payment date. The forgiveness of these obligations was recorded by DLH and the Company as a capital contribution to the Company. During 2022, $134.7 million of interests in this note held by Security Benefit were canceled in exchange for three new notes issued by the Company, each with an interest rate of 7.75% and a maturity date of November 6, 2052 (items 1001, 1002 and 1003 in the above tables). The remaining interest in the amount of $20.7 million in item 1000 is held solely by the Lange Trust with an interest rate of 8.625% and a maturity date of November 6, 2027.

During 2021, interests in the surplus note in the original amount of $150.0 million, listed as item 2000 in the above tables, were held by Security Benefit and an affiliate of the Company. On December 31, 2021, DLH became the owner of $72.7 million of interests in this note and released the Company from all liabilities and obligations including principal and any accrued interest since the last payment date. The forgiveness of these obligations was recorded by DLH and the Company as a capital contribution to the Company. During 2022, the interest rate was changed to 7.75% and the maturity date was extended to December 15, 2052. Effective December 15, 2022, Group 1001 Finance purchased a portion of the surplus note held by Security Benefit (portion of item 2000 in the above tables). As of December 31, 2022, $55.0 million of the remaining interest in item 2000 is held by Security Benefit, and $22.3 million of the remaining interest in item 2000 is held by Group 1001 Finance.

Interests in the surplus note in the amount of $150.0 million, listed as item 3000 in the above tables, are held by Midland National and North American, which are both considered related parties of the Company. Midland National and North American hold interests in the amounts of $100.0 million and $50.0 million, respectively. During 2022, the maturity date of this note was extended to December 15, 2052.

The surplus note in the amount of $7.5 million, listed as item 4000 in the above tables, was held by Security Benefit until December 15, 2022. Effective on this date, Group 1001 Finance, a related party of the Company, purchased the full amount of this surplus note from Security Benefit. During 2022, the interest rate was changed to 7.75% and the maturity date of this note was extended to December 15, 2052.

The Company incurred $29.9 million, $42.7 million, and $43.3 million of interest on the surplus notes for the years ended December 31, 2022, 2021, and 2020, respectively. Each accrual and payment of interest on the surplus notes may be made only with the prior approval of the Delaware Insurance Commissioner and only to the extent the Company has sufficient surplus earnings to make such payment. The Company received approval for all surplus note interest and principal payments and the related interest accrual in the amount of $2.7 million and $2.8 million at December 31, 2022 and 2021.

The surplus notes and accrued interest thereon are subordinate to payments due to policyholders, claimants, and beneficiaries, as well as all other classes of creditors other than surplus note holders.

After payment in full of certain obligations set forth in 18 Del. Code Ann. tit. 59, § 5918, and prior to any payment to a common shareholder in respect of such shareholder’s ownership interest in the Company, the holder of a surplus note is entitled to receive payment in full of all principal and interest amounts owing. The Company has no preferred stockholders.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Risk-Based Capital

Life and health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products. The Company exceeded the minimum RBC requirements at December 31, 2022 and 2021.

17.	COMMITMENTS AND CONTINGENT LIABILITIES

Lease Commitments

Effective January 1, 2021, the Company began leasing office space in Zionsville, Indiana with an expiration date of December 31, 2035 and an option to renew the lease agreement for up to a five-year period. Rental expense under this lease for 2022 and 2021 was $1.6 million each year.

The Company leases space for its Waltham, Massachusetts office that was due to expire on April 30, 2023, but was amended during 2022 to extend the termination date to the earlier of occupancy of a new office space or 60 days subsequent to the commencement date of the new lease for that space. Rental expenses during 2022, 2021, and 2020 were $2.4 million, $2.1 million, and $2.3 million, respectively, under this lease and were partially reimbursed by an affiliate.

At December 31, 2022, the minimum aggregate lease commitments, for the next five years and thereafter, are as follows:

(In Thousands) Year Ending December 31,	Operating Leases
2023	$3,526
2024	2,164
2025	1,863
2026	1,747
2027	1,781
Thereafter	15,484

Total	$26,565

Contingent Commitments

The Company had unfunded commitments for limited partnership investments of $211.8 million and $201.3 million and commitments for funding future fixed income and preferred stock investments of $1,011.6 million and $1,332.2 million as of December 31, 2022, and 2021, respectively. The Company also had $159 million and $97.0 million of outstanding mortgage loan commitments on real estate as of December 31, 2022 and December 31, 2021, respectively.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Guaranty Fund Assessments

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Most of these laws provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

Various insolvencies reported by the National Organization of Life and Health Insurance Guaranty Associations will result in retrospective, premium-based guaranty fund assessments against the Company. Based on the best information available, the Company has recorded an accrued liability of $3.0 million for guaranty fund assessments as of December 31, 2022 and 2021, respectively. The Company does not know the period over which the guaranty fund assessments may be paid.

As of December 31, 2022 and 2021, the Company did not have any guaranty fund liabilities or assets related to assessments from insolvencies of entities that wrote long-term care contracts.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation and Other Matters

The Company is involved in various lawsuits in the normal course of business. The status of these legal actions is actively monitored by management. If management believed, based on available information, that an adverse outcome upon resolution of a given legal action was probable and the amount of that adverse outcome was reasonably estimable, a loss would be recognized and a related liability recorded. The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial condition, results of operations, or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Pledged or Restricted Assets

The following assets were restricted (including pledged assets) at December 31, 2022 and 2021:

(In Thousands)	Gross (Admitted & Nonadmitted) Restricted								Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2022 Total	2021 Total	Increase/ (Decrease)	Total 2022 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Subject to Repurchase Agreements	$778,740	$—	$—	$—	$778,740	$587,986	$190,754	$778,740	1.89%	1.89%
Subject to Reverse Repurchase Agreements	1,048,957	—	—	—	1,048,957	945,052	103,905	1,048,957	2.55%	2.55%
FHLB Capital Stock	50,086	—	—	—	50,086	50,086	—	50,086	0.12%	0.12%
On Deposit with States	4,145	—	—	—	4,145	5,189	(1,044)	4,145	0.01%	0.01%
Pledged as Collateral to FHLB (Including Securities and Commercial Mortgage Loans)	1,496,904	—	—	—	1,496,904	1,240,909	255,995	1,496,904	3.63%	3.64%
Pledged as collateral not captured in other categories	353,878	—	—	—	353,878	183,327	170,551	353,878	0.86%	0.86%
Other Restricted Assets	11,501	—	—	—	11,501	4,130	7,371	11,501	0.03%	0.03%

Total Restricted Assets	$3,744,211	$—	$—	$—	$3,744,211	$3,016,679	$727,532	$3,744,211	9.09%	9.09%

The following were assets pledged as collateral not captured in other categories, including assets backing funding agreements (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) at December 31, 2022 and 2021:

(In Thousands)	Gross Restricted								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2022 Total	2021 Total	Increase/ (Decrease)	Total 2022 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Bond collateral to Société Générale	$176,875	$—	$—	$—	176,875	$158,979	$17,896	$176,875	0.43%	0.43%
Derivative collateral	145,140	—	—	—	145,140	24,348	120,792	145,140	0.35%	0.35%
Repo Collateral	31,863	—	—	—	31,863	—	31,863	31,863	0.08%	0.08%

Total	$353,878	$—	$—	$—	$353,878	$183,327	$170,551	$353,878	0.86%	0.86%

The following were other restricted assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate) at December 31, 2022 and 2021:

(In Thousands)	Gross Restricted								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	2022 Total	2021 Total	Increase/ (Decrease)	Total 2022 Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Cash - Tax Escrow	$2,361	—	—	—	$2,361	2,332	$29	$2,361	0.01%	0.01%
Mortgage Escrow	9,140	—	—	—	9,140	1,798	7,342	9,140	0.02%	0.02%

Total	$11,501	$—	$—	$—	$11,501	$4,130	$7,371	$11,501	0.03%	0.03%

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

18.	FEDERAL HOME LOAN BANK

The Company is a member of the FHLB. Through its membership, the Company utilizes funding agreements issued to the FHLB consistent with its other investment spread operations and considers these funds policyholder liabilities. From time to time, the Company also uses FHLB funds for operations; any funds obtained from the FHLB for use in the Company’s general operations are accounted for as borrowed money. The Company has determined its estimated maximum borrowing capacity with the FHLB as $1.2 billion as of December 31, 2022. The Company calculated this amount in accordance with its current collateral pledged to the FHLB.

The FHLB issued a LOC to the Company on behalf of an unrelated party effective July 1, 2021 with a maximum credit amount of $1.0 million and an expiration date of December 31, 2021. A new LOC was issued to the Company on behalf of the same unrelated party effective December 1, 2021 with a maximum credit amount of $1.0 million and expiration date of June 30, 2022. No amounts were drawn on either LOC during 2022 or 2021. Collateral related to the LOC is included in the disclosures below.

FHLB Capital Stock

Aggregate Totals (In Thousands):

As of December 31, 2022	Total	General Account	Separate Accounts
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	5,000	5,000	—
Activity Stock	45,085	45,085	—
Excess Stock	1	1	—

Aggregate Total	$50,086	$50,086	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$1,158,585	XXX	XXX

As of December 31, 2021
Membership Stock – Class A	$—	$—	$—
Membership Stock – Class B	5,000	5,000	—
Activity Stock	45,086	45,086	—
Excess Stock	—	—	—

Aggregate Total	$50,086	$50,086	$—

Actual or Estimated Borrowing Capacity as Determined by the Insurer	$1,119,580	XXX	XXX

Membership Stock (Class A and B) Eligible for Redemption (In Thousands) as of December 31, 2022 and 2021 :

Membership stock	Current Year Total	Not Eligible for Redemption	Less Than 6 Months	6 months to Less Than 1 Year	1 to Less Than 3 Years	3 to 5 Years
Class A	$—	$—	$—	$—	$—	$—
Class B	$5,000	$5,000	$—	$—	$—	$—

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Collateral Pledged to FHLB

Amount Pledged as of Reporting Date (In Thousands):

	Fair Value	Carrying Value	Aggregate Total Borrowing
Current Year General Account Total Collateral Pledged	$1,354,091	$1,496,904	$1,113,000
Current Year Separate Accounts Total Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Total Collateral pledged	$1,354,091	$1,496,904	$1,113,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,288,680	$1,251,918	$1,113,000

Maximum Amount Pledged During Reporting Period (In Thousands):

	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral
Current Year General Account Maximum Collateral Pledged	$1,354,091	$1,496,904	$1,113,000
Current Year Separate Accounts Maximum Collateral Pledged	—	—	—

Current Year Total General and Separate Accounts Maximum Collateral Pledged	$1,354,091	$1,496,904	$1,113,000

Prior Year End Total General and Separate Accounts Total Collateral Pledged	$1,288,680	$1,251,918	$1,113,000

Borrowing from FHLB

Amount as of Reporting Date (In Thousands):

As of December 31, 2022	Total	General Account	Separate Accounts	Funding Agreements Reserves Established
Debt	$—	$—	$—	XXX
Funding Agreements	1,113,000	1,113,000	—	1,046,812
Other	—	—	—	XXX

Aggregate Total	$1,113,000	$1,113,000	$—	$1,046,812

As of December 31, 2021
Debt	$—	$—	$—	XXX
Funding Agreements	1,113,000	1,113,000	—	1,024,308
Other	—	—	—	XXX

Aggregate Total	$1,113,000	$1,113,000	$—	$1,024,308

DELAWARE LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of DLIC Sub-Holdings, LLC)

NOTES TO STATUTORY FINANCIAL STATEMENTS AS OF DECEMBER 31, 2022 AND 2021 AND

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

Maximum Amount during 2022 and 2021 (In Thousands):

	Total	General Account	Separate Accounts
Debt	$—	$—	$—
Funding Agreements	1,113,000	1,113,000	—
Other	—	—	—

Aggregate Total	$1,113,000	$1,113,000	$—

FHLB - Prepayment Obligations

Does the Company have prepayment Obligations under the following arrangements? (YES/NO)
Debt	YES
Funding Agreements	YES
Other	NO

19.	SUBSEQUENT EVENTS

The Company has evaluated events and transactions that occurred from January 1, 2023 to April 26, 2023, the date these financial statements were available to be issued. There have been no Type I events or transactions that occurred subsequent to December 31, 2022 having a material effect on the financial statements.

Information Security Incident

Beginning on February 9, 2023, the Company was alerted to the existence of sophisticated ransomware on its information technology infrastructure. The Company immediately launched an investigation to determine the full scope of this information security incident, and a team of third-party forensic experts was engaged to assist in the investigation, which is ongoing. The Company may be subject to subsequent investigations, fines, and/or penalties, as well as other legal claims and actions related to this incident. While the likelihood of one or more of these outcomes is reasonably possible, the amount of such fines, penalties, or other costs, if any, cannot be reasonably estimated at this time. Based on the information currently known, the Company does not believe that this incident will have a material impact on its business, results of operations, or financial condition. The Company continues to investigate and assess the incident, including costs, expenses, and insurance coverage.